As filed with the Securities and Exchange Commission on
   November 29, 1995
				Securities Act File No.  33-62312
				Investment Company Act File No. 811-
7706
= = = = = = = = = = = = = = = = = = = = = = = = = = = = = =
= = = = = = = = = = = = = = = =

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	/X/

	Pre-Effective Amendment No.       ____
	Post-Effective Amendment No.        11
	    /X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940	/X/
	Amendment No.        13
	/X/

Lehman Brothers Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

3 World Financial Center
New York, N.Y. 10285
(Address of Principal Executive Offices)	 (Zip Code)

Registrant's Telephone Number, including Area Code:	(212)
526-7000

Andrew D. Gordon
Lehman Brothers Funds, Inc.
3 World Financial Center, New York, New York  10285
(Name and Address of Agent for Service)

					Copies to:
Patricia L. Bickimer, Esq.	Sarah Cogan, Esq.
The Shareholder Services Group, Inc.	Simpson Thacher &
Exchange Place	Bartlett
Boston, Massachusetts 02109	425 Lexington Avenue
(Name and Address of Agent for Service)	New York, New York
10017


*Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration
Statement.

	It is proposed that this filing will become effective
	(check appropriate box):

	      immediately upon filing pursuant to paragraph
(b), or
	    X      on November 29, 1995 pursuant to paragraph
(b)
	             60 days after filing pursuant to
paragraph (a)(i), or
	___  on 		pursuant to paragraph (a)(i)
	        75 days after filing pursuant to paragraph
(a)(ii)
	      on 			pursuant to paragraph (a)(ii)
of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of
1940, the Registrant has registered an indefinite number of
shares of Common Stock, $0.001 par value per share, of all
series and classes of the Registrant, then existing or
thereafter created, and    filed a Rule 24f-2 Notice, for
the fiscal year ended July 31, 1995, on September 29, 1995.



CALCULATION OF REGISTRATION FEE UNDER
THE SECURITIES ACT OF 1933 (1)

____________________________________________________________
__________

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____________________________________________________________
__________


(1)	The shares being registered as set forth in this table
are in addition to the indefinite number of shares of common stock which Registrant has registered under the Securities
Act of 1933, as amended (the "1933 Act"), pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Registrant's Rule 24f-2 Notice for its fiscal year ended July 31, 1995 was filed on September
29, 1995.

(2)	Based on the Registrant's closing price of $1.00 per
share on November 27, 1995 pursuant to Rule 457(d) under the 1933 Act and Rule 24e-2(a) under the 1940 Act.

(3)	In response to Rule 24e-2(b) under the 1940 Act: (1)
the calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2; (2) 4,053,366,317 shares and 9,865 shares of common stock were redeemed by the Registrant on behalf of its Lehman Brothers Daily Income Fund ("Daily Income Fund") and its Lehman Brothers Municipal Income Fund ("Municipal Income Fund"), respectively, during the fiscal year ended July 31, 1995; (3) 3,904,923,625 of Daily Income Fund shares and 0 shares of Municipal Income Fund are being used for reductions pursuant to Rule 24f-2 during the current fiscal year; and (4) 148,442,692 Daily Income Fund shares and 9,865 Municipal Income Fund shares are being used for reduction in this amendment pursuant to Rule 24e-2(a).





LEHMAN BROTHERS FUNDS, INC.
Registration Statement on Form N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)
under the Securities Act of 1933

Form N-1A
	Location
Item	in
No.  	Prospectus


Item 1. Cover Page			Cover Page

Item 2. Synopsis			Background and

Expense
			Information

Item 3. Condensed Financial
Information			Not Applicable

Item 4. General Description of
Registrant			Investment
			Objective and
			Policies;
			Additional
			Information


Item 5. Management of the Fund		Management of the

Fund;
			Additional
			Information

Item 5A. Management's Discussion
  of Fund Performance		Not Applicable

Item 6. Capital Stock and Other
Securities		Dividends; Taxes;
	                                            Additional
			Information

Item 7. Purchase of Securities		Valuation of
        Being Offered....................		Shares;
	                                            Purchase
of Shares;
			Exchange Privilege

Item 8. Redemption or Repurchase		Redemption of

Shares

Item 9. Legal Proceedings		Not Applicable




			Location in
N-1A		Statement of 			Additional
Item		Information
No.

Item 10. Cover Page		Cover Page

Item 11. Table of Contents		Table of Contents

Item 12. General Information and
 History		Not Applicable

Item 13. Investment Objectives and
 Policies		Investment
                                               Objective and
			Policies

Item 14. Management of the Fund		Management of the
	                                                  Fund

Item 15. Control Persons and Principal
 Holders of Securities		Management of the
                                               Fund

Item 16. Investment Advisory and
 Other Services		Management of the
                                               Fund;
			Auditors

Item 17. Brokerage Allocation		Investment
	      and Other Practices
Objective and
		Policies;
		Additional
		Purchase
			and Redemption
			Information

Item 18. Capital Stock and Other
 Securities		Investment
                                               Objective and
			Policies

Item 19. Purchase, Redemption and
 Pricing of Securities		Additional
	                                            Purchase
and
			Redemption
			Information

Item 20. Tax Status		Additional

Information
			Concerning Taxes

Item 21. Underwriters		Additional

Purchase and
			Redemption
			Information

Item 22. Calculation of Performance Data		Performance
Data

Item 23. Financial Statements		   Financial

Statements




LEHMAN BROTHERS FUNDS, INC.
Registration Statement on Form N-1A


   The purpose of filing Post-Effective Amendment No. 11 is to update certain financial information for each portfolio of the Registrant and to make other non-material language changes as the Registrant deems appropriate.


PART A

Prospectuses for    Lehman Brothers New York Municipal Money
Market Fund are incorporated by reference to Registrant's submission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, as filed with the Securities and Exchange Commission (the "SEC") on November 1, 1995.


PART B

   Statement of Additional Information for Lehman Brothers New York Municipal Money Market Fund is incorporated by reference to Registrant's submission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, as filed with the SEC on November 1, 1995.

                               LEHMAN BROTHERS DAILY INCOME
FUND

PROSPECTUS
NOVEMBER    29, 1995

This Prospectus describes LEHMAN BROTHERS DAILY INCOME FUND
(the "Fund"), a
separate, diversified money market portfolio of Lehman
Brothers Funds, Inc.
(the "Company"), an open-end management investment company.
This Prospectus
relates to Select Shares and CDSC Shares, two classes of shares offered by the
Fund.

                                                 [Continued
on next page.]

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and such shares are not federally insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other government agency.
Shares of the Fund involve certain investment risks, including the possible loss of principal. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

LEHMAN BROTHERS INC.    ("Lehman Brothers" or the
"Distributor")     sponsors the Fund
and acts as Distributor of the Fund's shares. LEHMAN
BROTHERS GLOBAL ASSET MANAGEMENT
INC.    ("LBGAM" or the "Investment Adviser")     serves as
the Fund's    Investment Adviser.
The    Fund's address     is 3 World Financial Center, New
York, New York 10285. Yield
and other information regarding the Fund may be obtained
through a Lehman Brothers
Investment Representative or by calling    1-800-861-
4171.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read
this Prospectus
and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated November
   29, 1995,     as may be
amended or supplemented from time to time, has been filed
with the Securities
and Exchange Commission    (the "SEC")     and is available
to investors without charge
by calling    1-800-861-4171    . The Statement of
Additional Information is incorporated
in its entirety by reference into this Prospectus.

                THESE SECURITIES HAVE NOT BEEN APPROVED OR
                DISAPPROVED BY THE SECURITIES AND EXCHANGE
               COMMISSION OR ANY STATE SECURITIES COMMISSION
              NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES COMMISSION PASSED
                   UPON THE ACCURACY OR ADEQUACY OF THIS
                   PROSPECTUS. ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.

                              LEHMAN BROTHERS

[Continued from previous page.]

The Fund's investment objective is to provide investors with as high a level
of current income as is consistent with stability of
principal. The Fund invests
in a portfolio consisting of a broad range of U.S. dollar-
denominated short-term
instruments, including U.S.    Government     and U.S. and
non-U.S. bank and commercial
obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the banking industry and repurchase agreements relating to such obligations.

                             TABLE OF CONTENTS



PAGE
Benefits to Investors
3
Background and Expense Information
3
Financial Highlights
5
Investment Objective and Policies
7
Purchase of Shares
14
Redemption of Shares
15
Exchange Privilege
18
Valuation of Shares
19
Management of the Fund
20
Dividends
22
Taxes
23
Yields
24
Additional Information
25

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS
NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT
OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION
WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH
INFORMATION OR REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR ITS DISTRIBUTOR.
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND
OR BY THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY
BE MADE.

                           BENEFITS TO INVESTORS

The Fund offers investors several important benefits:

[ ] A professionally managed portfolio of high quality money market instruments, providing investment diversification that is otherwise beyond the means of many individual investors.

[ ] Investment liquidity through convenient purchase and redemption procedures.

[ ] Stability of principal through maintenance of a constant net asset value of $1.00 per share (although there is no assurance that it can do so on a continuing basis).

[ ] A convenient way to invest without the administrative and recordkeeping burdens normally associated with the direct ownership of securities.

                    BACKGROUND AND EXPENSE INFORMATION

The Fund is authorized to offer multiple classes of shares.
   Two classes of shares,
Select Shares and CDSC Shares, are offered by this
Prospectus. The Fund reserves
the right to cease offering shares of any class at any time
and it anticipates
ceasing to offer CDSC Shares on or about January 19,
1996.     Each share of
the Fund accrues income in the same manner, but certain
expenses differ based
upon the class. See "Additional Information." The following
Expense Summary
lists the costs and expenses that a shareholder can expect
to incur as an investor
in Select Shares and CDSC Shares of the Fund based upon, in
the case of Select
Shares, the Fund's operating expenses for the most recent
fiscal year   , restated
to reflect current fee waivers,     and, in
the case of CDSC Shares, estimated operating expenses for the current fiscal year. The Expense Summary for CDSC Shares assumes payment of the maximum contingent deferred sales charge ("CDSC").

                              EXPENSE SUMMARY


SELECT             CDSC
SHAREHOLDER TRANSACTION EXPENSES
SHARES            SHARES
Maximum CDSC
(as a percentage of proceeds)*
None              2.00%
       ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)**
0.24%             0.24%
Rule 12b-1 Fees (after waivers)***
0.18%             0.18%
Other Expenses -- including Administration Fees
(after waivers)+
0.33%             0.33%
Total Fund Operating Expenses (after waivers)++
0.75%             0.75%

  * The Fund's CDSC Shares are subject to a maximum CDSC of
2% of redemption
    proceeds during the first year after the date of
purchase, 1% of redemption
    proceeds during the second year, and no CDSC thereafter.
The Fund's CDSC
    Shares will be deemed to have been purchased on the same
date as the shares
    of the funds which have been exchanged through a CDSC
Fund Exchange    (as
    defined herein)    . The CDSC set forth in the table
above is the maximum charge
    imposed on redemptions of CDSC Shares, and investors may pay an actual CDSC of less than 2%. See "Redemption of Shares."

 ** Reflects voluntary waivers of advisory fees,    which
are referred to below.
 Absent such voluntary waivers, the ratio of advisory fees to average net assets would be 0.30%.

*** Reflects voluntary waivers of Rule 12b-1 fees,    which
will not be changed
    without 60-days prior notice to shareholders.
     Absent such voluntary waivers,
    the ratio of Rule 12b-1 fees to average net assets would be 0.25%.

  + Reflects voluntary waivers of administration fees,
which are referred to
below.     Absent such voluntary waivers,
    the ratio of other expenses to average net assets would
be    0.38%.

 ++ Absent the
voluntary waivers referred to above, the ratio of total fund
operating expenses to average net assets would be    0.96%.
The
voluntary waivers referred to above will not be changed so that the ratio of total fund operating expenses to average net assets would exceed
0.70% without 60-days prior notice to shareholders.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                              1         3
5        10
                                             YEAR     YEARS
YEARS     YEARS
Select Shares:
(assuming complete redemption at the end
of each time period)                         $ 8       $24
$42       $93
CDSC Shares:
 Assuming complete redemption at  the end
of each time period*                         $28       $24
$42       $93
 Assuming no redemption                      $ 8       $24
$42       $93

* Assumes deduction at the time of redemption of the maximum
CDSC applicable
  for that period.

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF
ACTUAL EXPENSES AND
   RATES     OF RETURN, WHICH MAY BE GREATER OR LESS THAN
THOSE SHOWN. The foregoing
table has not been audited by the Fund's independent auditors.

                           FINANCIAL HIGHLIGHTS

The following financial highlights for the fiscal year ended
July 31,    1995     are
derived from the Fund's financial statements audited by
Ernst & Young LLP,
independent auditors, whose report thereon appears in the
Company's Annual Report
dated July 31,    1995    . This information should be read
in conjunction with the
financial statements and notes thereto that also appear in the Company's Annual
Report, which are incorporated by reference into the Statement of Additional
Information.

For a Select Share outstanding throughout each period:



YEAR ENDED    PERIOD ENDED

07/31/95      07/31/94*
Net asset value, beginning of period
$   1.00       $   1.00
Net investment income+
0.0505         0.0297
Dividends from net investment income
(0.0505)       (0.0297)
Dividends from net realized gains
--   ##          --
Total dividends
(0.0505)       (0.0297)
Net asset value, end of period
$   1.00       $   1.00
Total return++
5.14%          3.03%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)
$704,332       $818,555
  Ratio of net investment income to average net assets
5.01%          3.01%**
  Ratio of operating expenses to average net assets+++
0.74%          0.66%**

    * Select Shares commenced operations on August 2, 1993.

   ** Annualized.

  + Net investment income per share before waiver of fees by Investment Adviser,
      Administrator and Distributor for the year ended July
31, 1995 and the
      period ended July 31, 1994 was $0.0483 and $0.0269,
respectively.

 ++ Total return represents aggregate total return for the period indicated.

+++ Annualized operating expense ratios before waiver of fees by Investment
      Adviser, Administrator and Distributor for the year ended July 31, 1995 and the period ended July 31, 1994 were 0.96% and 0.95%, respectively.

   ## Amount is less than $0.0001 per share.

For a CDSC Share outstanding throughout the period:


PERIOD ENDED

07/31/95*
Net asset value, beginning of period
$   1.00
Net investment income+
0.0379
Dividends from net investment income
(0.0379)
Net asset value, end of period
$   1.00
Total return++
3.85%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)
$     23
  Ratio of net investment income to average net assets
5.01%**
  Ratio of operating expenses to average net assets+++
0.74%**

    * CDSC Shares commenced operations on November 16, 1994.

   ** Annualized.

  + Net investment income per share before waiver of fees by Investment Adviser,
      Administrator and Distributor for the period ended
July 31, 1995 was $0.0362.

 ++ Total return represents aggregate total return for the period indicated
      and does not reflect the effect of any sales charge.

+++ Annualized operating expense ratio before waiver of fees by Investment
      Adviser, Administrator and Distributor for the period ended July 31, 1995 was 0.96%.

                     INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investors with as high a level
of current income as is consistent with stability of
principal. In pursuing
its investment objective, the Fund, which operates as a
diversified investment
company, invests in a broad range of U.S. dollar-denominated short-term
instruments, including U.S.    Government     and U.S. and
non-U.S. bank and commercial
obligations. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests only in securities which are purchased with and payable in
U.S. dollars and which have (or, pursuant to regulations
adopted by the    SEC,
will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

The Fund will limit its portfolio investments to securities that are determined by its Investment Adviser to present minimal credit risks pursuant to guidelines established by the Company's Board of Directors and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities.
"Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for securities issued or
guaranteed by the U.S.    Government,
its agencies or instrumentalities ("U.S.    Government
securities"). In addition,
the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

The following descriptions illustrate the kinds of instruments in which the
Fund invests:

The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

The Fund may invest in commercial paper, other short-term obligations and repurchase agreements. The Fund may invest without limit in U.S.
dollar-denominated commercial
paper and obligations of non-U.S. issuers.

The Fund may invest substantially in U.S. dollar-denominated securities of non-U.S.
issuers, including obligations of non-U.S. banks or non-U.S.
branches of U.S.
banks and debt securities of non-U.S. issuers, where the Investment Adviser deems the instrument to present minimal credit risks. Investments in non-U.S.
banks or non-U.S. issuers present certain risks, including those resulting from future political and economic developments and the possible imposition of non-U.S.
governmental laws or restrictions and reduced availability of public information.
Non-U.S. issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

The Fund may purchase obligations issued or guaranteed by
the U.S.    Government
or its agencies and instrumentalities. Obligations of
certain agencies and
instrumentalities of the U.S.    Government     are backed
by the full faith and credit
of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

In addition, the Fund may, when deemed appropriate in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

INVESTMENT LIMITATIONS

The investment limitations enumerated below are fundamental and may not be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The Fund's investment objective and the other investment policies described herein may be changed by the Board of Directors at any time. If there is a change in the investment objective of the Fund, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. (A complete list of the Fund's investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional
Information under "Investment Objectives and Policies.")
   The percentage
limitations set forth below, as well as those contained elsewhere in this Prospectus and the Statement of Additional Information, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage limitation.

    (1) The Fund may not borrow money, except from banks for temporary purposes and then in amounts not exceeding one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of such borrowing. Additional investments will not be made by the Fund when borrowings exceed 5% of its total assets.

    (2) The Fund may not purchase any securities which would
cause 25% or more
        of the value of its total assets at the time of such
purchase to be
        invested in the securities of one or more issuers conducting their principal business activities in the same industry, except
that the Fund will
        invest 25% or more of the value of its total assets
in obligations of
        issuers in the banking industry or in obligations,
such as repurchase
        agreements, secured by such obligations (unless the
Fund is in a temporary
        defensive position); provided that there is no
limitation with respect
        to investments in U.S.    Government     securities.

    (3) The Fund may not purchase the securities of any one
issuer if as a result
        more than 5% of the value of its total assets would
be invested in the
        securities of such issuer, except that up to 25% of
the value of its
        total assets may be invested without regard to this
5% limitation and
        provided that there is no limitation with respect to
investments in
        U.S.    Government     securities.

The third investment limitation listed above will give the
Fund the ability
to invest, with respect to 25% of the value of its total
assets, more than 5%
of its assets in any one issuer (excluding investments in
U.S.    Government     securities)
only in the event that Rule 2a-7 under the Investment
Company Act of 1940, as
amended (the "1940 Act"), is amended in the future. The
Fund's operating policy,
which complies with Rule 2a-7 as currently in effect,
provides that, with certain
exceptions, the Fund may not invest more than 5% of its
total assets in the
securities of any one issuer, except for U.S.
   Government     securities.

OTHER INVESTMENT PRACTICES

FLOATING AND VARIABLE RATE NOTES. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Such notes might not be actively traded in a secondary market but, in some cases, the Fund may be able to resell such notes in the dealer market. Variable and floating rate notes typically are rated by credit rating agencies, and their issuers must satisfy the same quality criteria as set forth above. The Fund invests in variable or floating rate notes only when the Investment
Adviser deems the investment to involve minimal credit risk.

Certain of the floating or variable rate notes that may be purchased by the
Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Where necessary to ensure that such a note is an Eligible
Security, the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional third-party letter or line of credit, guarantee or commitment to lend. If a floating or variable rate demand note is not actively traded in a secondary market, it may be difficult for the Fund to dispose of the note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While, in general, the Fund will invest only in securities that mature within thirteen months of purchase, the Fund may invest in floating or variable rate demand notes which have nominal maturities in excess of thirteen months, if such instruments carry demand features that comply with conditions established by the SEC.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" or delayed delivery basis. When-issued and delayed delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund generally will not pay for such securities or start earning interest on them until they are received.
Securities purchased
on a when-issued or delayed delivery basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued and delayed delivery securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. When the Fund purchases securities on a when-issued or delayed delivery basis, it will set aside securities or cash with its custodian equal to the payment that will be due.


PARTICIPATION INTERESTS. The Fund may purchase participation certificates issued
by a bank, insurance company or other financial institution
in obligations owned
by such institutions or affiliated organizations that may
otherwise be purchased
by the Fund, and loan participation certificates. A
participation certificate
gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations.
Certain of such participation certificates may carry a
demand feature that would
permit the holder to tender them back to the issuer or to a
third party prior
to maturity. See "Floating and Variable Rate Notes" for
additional information
with respect to demand instruments that may be purchased by
the Fund. The Fund
may invest in participation certificates even if the
underlying obligations
carry stated maturities in excess of thirteen months, upon
compliance with certain
conditions contained in Rule 2a-7. Loan participation
certificates are considered
by the Fund to be "illiquid" for purposes of its investment
policies with respect
to illiquid securities as set forth under    "Illiquid
Securities"     below.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the
value of its total assets in illiquid securities, including
time deposits and
repurchase agreements having maturities longer than seven
days. Securities that
have readily available market quotations are not deemed
illiquid for purposes
of this limitation (irrespective of any legal or contractual restrictions on
resale). The Fund may invest in commercial obligations
issued in reliance on
the so-called "private placement exemption" from
registration afforded by Section
4(2) of the Securities Act of 1933, as amended ("Section
4(2) paper"). The Fund
may also purchase securities that are not registered under
the Securities Act
of 1933, as amended, but which can be sold to qualified
institutional buyers
in accordance with Rule 144A under that Act ("Rule 144A
securities"). Section
4(2) paper is restricted as to disposition under the federal securities laws,
and generally is sold to institutional investors such as the
Fund who agree
that they are purchasing the paper for investment and not
with a view to public
distribution. Any resale by the purchaser must be in an
exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like
the Fund through or with the assistance of the issuer or
investment dealers
who make a market in the Section 4(2) paper, thus providing
liquidity. Rule
144A securities generally must be sold to other qualified
institutional buyers.
If a particular investment in Section 4(2) paper or Rule
144A securities is
not determined to be liquid, that investment will be
included within the 10%
limitation on investment in illiquid securities. The Fund's
Investment Adviser
will monitor the liquidity of such restricted securities
under the supervision
of the Board of Directors. See "Investment    Objectives
and Policies--Additional
Information on Portfolio Instruments and Investment
Practices--Illiquid and
Restricted Securities" in the Statement of Additional
Information.

REPURCHASE AGREEMENTS. The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price
("repurchase agreements").
The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price.
Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations described above. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

OTHER MONEY MARKET FUNDS. The Fund may invest up to 10% of the value of its total assets in shares of other money market funds. The Fund will invest in other money market funds only if such funds are subject to the requirements of Rule 2a-7 and are considered to present minimal credit risks. The Fund's
Investment Adviser will monitor the policies and investments of other money market funds in which it invests, based on information furnished to shareholders of those funds, with respect to their compliance with their investment objectives and Rule 2a-7. By investing in another money market fund, the Fund bears a ratable share of the money market fund's expenses, as well as continuing to bear the
Fund's advisory and administrative fees with respect to the amount of the investment.

STAND-BY COMMITMENTS. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities held in its portfolio. In a put transaction, the Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.
In the event that the party obligated to purchase the underlying security from the Fund defaults on its obligation to purchase the underlying security, then the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Acquisition of puts will have the effect of increasing the cost of securities subject to the put and thereby reducing the yields otherwise available from such securities.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities consistent with its investment policies. The Fund may lend portfolio securities against collateral, consisting of cash or securities which are consistent with its permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no limitation on the amount of securities that may be loaned. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loans justifies the attendant risks.

STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate
Trading of Registered Interest and Principal of Securities
("STRIPS") program.
Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Fund will not actively trade in STRIPS. The Fund will limit investments in STRIPS to 20% of its total assets.

                            PURCHASE OF SHARES

Purchases of    Select and CDSC Shares of the Fund     must
be made through a brokerage
account maintained through Lehman Brothers or a broker that
clears securities
transactions through Lehman Brothers on a fully disclosed
basis (an "Introducing
Broker").    Introducing Brokers through whom shares are
purchased may charge fees
for their services.     The Fund reserves the right to
reject any purchase order
and to suspend the offering of shares for a period of time.

The minimum initial investment in    Select and CDSC
Shares     of the Fund is $5,000
and the minimum subsequent investment is $1,000, except for
purchases of the
Fund through (a) Individual Retirement Accounts ("IRAs") and
Self-Employed
Retirement Plans, for which the minimum initial and
subsequent investments are
$1,000 and $500, respectively, and (b) retirement plans
qualified under    Section
401(k) or     Section 403(b)(7) of the Code, for which the
minimum and subsequent
investment is $500.
In addition, for participants with an automatic purchase arrangement in connection with their brokerage accounts, there is no minimum initial or subsequent investment.
There are no minimum investment requirements for employees of Lehman Brothers and its affiliates. The Fund reserves the right at any time to vary the initial and subsequent investment minimums. No certificates are issued for Fund shares.

The Fund's shares are sold continuously at their net asset
value next determined
after a purchase order is received and becomes effective. A
purchase order becomes
effective when    the Fund's Transfer Agent receives from
Lehman Brothers or an
Introducing Broker sufficient federal funds to cover the
purchase price and
will be priced at the net asset value next determined after
the Fund's Transfer
Agent receives such federal funds. See "Valuation of
Shares."     Investors should
note that there may be a delay between the time when Lehman
Brothers or an
Introducing Broker receives purchase proceeds and the time
when those proceeds
are transmitted to the Fund and that Lehman Brothers or the
Introducing Broker, as
applicable, may benefit from the use of temporarily
uninvested funds. Shares        will
begin to accrue income dividends on the day the purchase order becomes effective.

The Fund's Select Shares are available on a no-load basis to all investors except for investors who are investing through a CDSC Fund Exchange (as defined below).
Investors who are investing in the Fund in connection with a CDSC Fund Exchange may purchase only CDSC Shares pursuant to such exchange. For purposes of this
Prospectus, a "CDSC Fund Exchange" is an exchange of shares of another fund in the Lehman Brothers Group of Funds which are subject to a CDSC upon redemption for shares in the Fund.

                           REDEMPTION OF SHARES

Holders of Select Shares may redeem their shares without
charge on any day on
which the Fund calculates its net asset value. Holders of
CDSC Shares may also
redeem their shares on any day on which the Fund calculates
its net asset value,
subject to any applicable CDSC as described below. See
"Valuation of Shares."
Redemption requests received in proper form prior to
       noon, Eastern time, on
any day the Fund calculates its net asset value will be
priced at the net asset
value per share determined at noon on that day and
redemption requests received
after such time will be priced at the net asset value next
determined.    The Fund
will normally transmit redemption proceeds for credit to the shareholder's account at Lehman Brothers or the Introducing Broker at no charge (other than any applicable
CDSC in the case of CDSC Shares) on the day following the receipt of the redemption request.

A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to 15 days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with federal funds by bank wire or with a certified or cashier's check.

Holders of Select Shares who purchase securities through
Lehman Brothers    or
an     Introducing Broker may take advantage of special
redemption procedures under
which Fund shares will be redeemed automatically to the
extent necessary to
satisfy debit balances arising in the shareholder's account
with Lehman Brothers
or the Introducing Broker. One example of how an automatic
redemption may occur
involves the purchase of securities. If a shareholder
purchases securities but
does not pay for them by the settlement date, the number of
Select Shares necessary
to cover the debit will be redeemed automatically as of the
settlement date,
which    currently occurs three     business days after the
trade date. Shareholders
not wishing to participate in these arrangements should notify their Lehman
Brothers Investment Representatives.

A Fund account that is reduced by a shareholder to a value of $1,000 or less
($500 for IRAs and Self-Employed Retirement Plans) may be subject to redemption by the Fund, but only after the shareholder has been given at least 30 days in which to increase the account balance to more than $1,000 ($500 for IRAs and Self-Employed Retirement Plans). In addition, the Fund may redeem shares involuntarily or suspend the right of redemption as permitted under the 1940
Act, as described in the Statement of Additional Information under "Additional
Purchase and Redemption Information."

Fund shares may be redeemed in one of the following ways:

REDEMPTION THROUGH    BROKERS

Redemption requests may be made through Lehman Brothers or an Introducing Broker.

REDEMPTION BY MAIL

Shares held by Lehman Brothers on behalf of investors must
be redeemed by submitting
a written request to a Lehman Brothers Investment
Representative. All other
shares may be redeemed by submitting a written request for
redemption to the
Fund's    Transfer Agent    :

   Lehman Brothers Funds, Inc.
   c/o    First Data Investor Services Group, Inc.
   P.O. Box 9184
   Boston, Massachusetts 02009-9184

A written redemption request to the Fund's    Transfer
Agent     must (a) state the
class and number of shares to be redeemed, (b) indicate the
name of the Fund
from which such shares are to be redeemed, (c) identify the
shareholder's account
number and (d) be signed by each registered owner exactly as the shares are
registered. Any signature appearing on a redemption request
must be guaranteed
by a domestic bank, a savings and loan institution, a
domestic credit union,
a member bank of the Federal Reserve System or a member firm of a national securities
exchange. The Fund's    Transfer Agent     may require
additional supporting documents
for redemptions made by corporations, executors,
administrators, trustees and
guardians. A redemption request will not be deemed to be
properly received until
the Fund's    Transfer Agent     receives all required
documents in proper form.

CONTINGENT DEFERRED SALES CHARGE ON CDSC SHARES

A CDSC payable to Lehman Brothers is imposed on any redemption of CDSC Shares, however effected, that causes the current value of a shareholder's CDSC Share account to fall below the dollar amount of all payments by the shareholder for the purchase of CDSC Shares ("purchase payments") during the preceding two years.
No charge is imposed to the extent that the net asset value of the CDSC Shares redeemed does not exceed (a) the current net asset value of CDSC Shares purchased through reinvestment of dividends or capital gains distributions, plus (b) the current net asset value of CDSC Shares purchased more than two years prior to the redemption, plus (c) increases in the net asset value of the shareholder's
CDSC Shares above the purchase payments made during the preceding two years.

In circumstances in which the CDSC is imposed, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment was made, all purchase payments made during a month will be aggregated and deemed to have been made on the last
Friday of the preceding Lehman Brothers statement month. The Fund's CDSC Shares will be deemed to have been purchased on the same date as the shares of the funds which have been exchanged through a CDSC Fund Exchange. The following table sets forth the rates of the CDSC for redemptions of CDSC Shares:


YEARS SINCE PURCHASE
PAYMENT WAS MADE
CDSC
First
2.00%
Second
1.00%
Third
0.00%

The purchase payment from which a redemption of CDSC Shares is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected. In the case of redemptions of shares of other funds in the Lehman
Brothers Group of Funds issued in exchange for CDSC Shares of the Fund, the term "purchase payments" refers to the purchase payments for the shares given in exchange. In the event of an exchange of shares of funds with differing CDSC schedules, the shares will be, in all cases, subject to the higher CDSC schedule.
See "Exchange Privilege."

WAIVERS OF CDSC. The CDSC will be waived on: (a) exchanges
(see "Exchange
Privilege"); (b) redemptions of shares following the death or disability of the shareholder; (c) redemptions of shares in connection with certain post-retirement distributions and withdrawals from retirement plans or IRAs;
(d) involuntary redemptions; (e) redemption proceeds from other funds in the
Lehman Brothers Group of Funds that are reinvested within 30 days of the redemption;
(f) redemptions of shares in connection with a combination of any investment company with the Fund by merger, acquisition of assets or otherwise; and (g) redemptions of shares owned by employees of Lehman Brothers and its affiliates.

                            EXCHANGE PRIVILEGE

CDSC    Shares     and Select Shares of the Fund may be
exchanged without charge for
shares of the same class of certain other funds in the Lehman Brothers Group of Funds. In exchanging shares, a shareholder must meet the minimum initial investment requirement of the fund into which the exchange is being made and the shares involved must be legally available for sale in the state where the shareholder resides.

Orders for exchanges will    only be accepted     on days on
which both funds involved
determine their respective net asset values. To obtain information regarding the availability of funds into which shares of the Fund may be exchanged, investors should contact a Lehman Brothers Investment Representative.

TAX EFFECT. The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with an exchange.

CDSC. Holders of CDSC Shares may exchange their shares without the imposition of an exchange fee. In the event holders of CDSC Shares of the Fund exchange all or a portion of their CDSC Shares for shares in any of the funds in the
Lehman Brothers Group of Funds imposing a CDSC higher than that imposed by the
Fund on the CDSC Shares, the exchanged shares will be subject to the higher applicable CDSC. Upon an exchange, the new shares will be deemed to have been purchased on the same date as the CDSC Shares which have been exchanged.

ADDITIONAL INFORMATION REGARDING THE EXCHANGE PRIVILEGE.
Shareholders
exercising    this exchange privilege should review the
prospectus of the fund
they are exchanging into     carefully prior to making an
exchange.    The Fund's
Distributor     reserves the right to reject any exchange
request. The exchange
privilege may be modified or terminated at any time after
notice to shareholders.
For further information regarding the exchange privilege or
to obtain    current
prospectuses, investors should contact the Fund at 1-800-
861-4171.

                            VALUATION OF SHARES

The net asset value per share of each class    of the
Fund     is calculated on each
day, Monday through Friday, except on days on which the
New York Stock Exchange
(the "NYSE")     or the Federal Reserve Bank of Boston is
closed. Currently one
or both of these institutions are scheduled to be closed on
the customary national
business holidays of New Year's Day, Martin Luther King, Jr's. Birthday (observed),
Presidents' Day (observed), Good Friday, Memorial Day
(observed), Independence
Day, Labor Day, Columbus Day (observed), Veterans Day,
Thanksgiving and Christmas
and on the preceding Friday or subsequent Monday when one of these holidays
falls on a Saturday or Sunday, respectively. The net asset
value per share of
each class of the Fund is    calculated at noon, Eastern
time, on each day on which
the Fund computes its net asset value. The     net asset
value per share of each
class of the Fund is computed by dividing the value of the net assets of the
Fund attributable to the relevant class of shares by the total number of shares of that class outstanding. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that it can do so on a continuing basis. Further information regarding the Fund's valuation policies is contained in the Statement of Additional
Information.

                          MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the
direction of the
Company's Board of Directors. The Board of Directors
approves all significant
agreements between the Company and the persons or companies
that furnish services
to the Fund, including agreements with its    Distributor,
Investment Adviser,
Administrator, Custodian and Transfer Agent.     The day-to-
day operations of the
Fund are delegated to its    Investment Adviser and
Administrator.     One of the    Directors
and all of the Company's officers are affiliated with Lehman
Brothers,    First
Data Investor Services Group, Inc. ("First Data," formerly known as The Shareholder
Services Group, Inc.)     or one of their affiliates. The
Statement of Additional
Information relating to the Fund contains general background information regarding
each    Director     and executive officer of the Company.

INVESTMENT ADVISER--LEHMAN BROTHERS
GLOBAL ASSET MANAGEMENT INC.

   LBGAM     serves as the Investment Adviser to the Fund.
LBGAM, together with other
Lehman Brothers investment advisory affiliates, had
approximately    $11.7     billion
in assets under management as of September 30,    1995    .
Subject to the supervision
and direction of the Company's Board of Directors, LBGAM
manages the Fund's
portfolio in accordance with the Fund's investment objective and policies, makes
investment decisions for the Fund and places orders to purchase and sell securities.
As compensation for the services of LBGAM as Investment
Adviser to the Fund,
LBGAM is entitled to receive a monthly fee from the Fund at
the annual rate
of 0.30% of the value of the Fund's average daily net
assets.    During the fiscal
year ended July 31, 1995, LBGAM received a fee of 0.21% of the value of the
Fund's average daily net assets.

LBGAM is located at 3 World Financial Center, New York, New
York 10285. LBGAM
is a wholly-owned subsidiary of Lehman Brothers Holdings
Inc. ("Holdings").

ADMINISTRATOR AND TRANSFER AGENT--
   FIRST DATA INVESTOR SERVICES GROUP, INC.

   First Data    , located at 53 State Street, Boston,
Massachusetts 02109, serves
as the Fund's    Administrator and Transfer Agent. First
Data     is a wholly-owned
subsidiary of First Data Corporation. As    Administrator,
First Data     calculates
the net asset value of the Fund's shares and generally
assists in all aspects
of the Fund's administration and operation. As compensation
for First Data's
services as Administrator, First Data is entitled to receive a monthly fee from
the Fund at the annual rate of 0.20% of the value of the
Fund's average daily
net assets.    First Data is also entitled to receive a
monthly fee from the Fund
for its services as Transfer Agent.

On May 6, 1994,    First Data     acquired the third party
mutual fund administration
business of The Boston Company Advisors, Inc., an indirect
wholly-owned subsidiary
of Mellon Bank Corporation ("Mellon"). In connection with
this transaction,
Mellon assigned to    First Data     its agreement with
Lehman Brothers    (then named
Shearson Lehman Brothers Inc.)     that Lehman Brothers and
its affiliates, consistent
with their fiduciary duties and assuming certain service
quality standards are
met, would recommend    First Data     as the provider of
administration services to
the Fund. This duty to recommend expires on May 21, 2000.


DISTRIBUTOR AND PLAN OF DISTRIBUTION

Lehman Brothers, located at 3 World Financial Center, New
York, New York 10285,
is the Distributor of the Fund's shares. Lehman Brothers, a leading full service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world.

The Company has adopted a plan of distribution with respect
to each class of
the Fund (the "Plan of Distribution") pursuant to Rule 12b-1 under the 1940
Act. Under the Plan of Distribution, the Fund has agreed
with respect to the
Select Shares and the CDSC Shares to pay Lehman Brothers
monthly for advertising,
marketing and distributing its shares at an annual rate of
0.25% of its average
daily net assets. Under the Plan of Distribution, Lehman
Brothers may retain
all or a portion of the payments made to it pursuant to the
Plan and may make
payments to its Investment Representatives or Introducing
Brokers that engage
in the sale of such classes of Fund shares. The Plan of
Distribution also provides
that Lehman Brothers may make payments to assist in the
distribution of each
class of the Fund's shares out of the other fees received by it or its affiliates
from the Fund, its past profits or any other sources
available to it. From time
to time, Lehman Brothers may waive receipt of fees under the
Plan of Distribution
while retaining the ability to be paid under such Plan
thereafter. The fees
payable to Lehman Brothers under the Plan of Distribution for advertising, marketing and distributing such shares of the Fund and payments by
Lehman Brothers to
its Investment Representatives or Introducing Brokers are
payable without regard
to actual expenses incurred. Lehman Brothers Investment
Representatives and
any other person entitled to receive compensation for
selling    or servicing shares
of the Fund may receive different levels of compensation for
selling    or servicing
one particular class of shares    in the Fund over another.


CUSTODIAN--BOSTON SAFE DEPOSIT
AND TRUST COMPANY

Boston Safe    Deposit and Trust Company ("Boston
Safe")    , an indirect wholly-owned
subsidiary of Mellon, is located at One Boston Place,
Boston, Massachusetts
02108, and serves as the Fund's    Custodian. Under the
terms of the Stock Purchase
Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston
Safe as custodian of mutual funds affiliated with Lehman
Brothers until May
21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

EXPENSES

The Fund's expenses include taxes, interest, fees and
salaries of the directors
and officers who are not directors, officers or employees of the Fund's service
contractors, SEC fees, state securities qualification fees,
costs of preparing
and printing prospectuses for regulatory purposes and for
distribution to existing
shareholders, advisory and administration fees, charges of
the custodian, transfer
agent and dividend disbursing agent, certain insurance
premiums, outside auditing
and legal expenses, costs of shareholder reports and
shareholder meetings and
any extraordinary expenses. The Fund also pays for brokerage fees and commissions
(if any) in connection with the purchase and sale of
portfolio securities. Fund
expenses are allocated to a particular class based on either expenses identifiable
to the class or relative net assets of the class and other
classes of Fund shares.
LBGAM and    First Data     have agreed to reimburse the
Fund to the extent required
by applicable state law for certain expenses that are described in the Statement of Additional Information relating to the Fund.

                                 DIVIDENDS

The Fund declares dividends from its net investment income
(i.e., income other
than net realized long- and short-term capital gains) on
each day the Fund is
open for business and pays dividends monthly. Distributions
of net realized
long- and short-term capital gains, if any, are declared and paid annually after
the close of the Fund's fiscal year in which they have been
earned. Unless a
shareholder instructs the Fund to pay dividends or capital
gains distributions
in cash and credit them to the shareholder's account at
Lehman Brothers, dividends
and distributions from the Fund will be reinvested
automatically in additional
shares of the same class of the Fund at net asset value.
Shares redeemed during
the month are entitled to dividends    declared up to, but
not including, the date
of redemption, and purchased shares will be entitled to dividends and distributions declared on the day the purchase order becomes
effective.     The Fund does not
expect to realize net long-term capital gains.

                                   TAXES

The Fund will be treated as a separate entity for federal
income tax purposes,
and thus the provisions of the Code applicable to regulated
investment companies
generally will be applied to each series of the Company
separately, rather than
to the Company as a whole. In addition, net realized long-
term capital gains,
net investment income and operating expenses will be
determined separately for
each series of the Company. The Fund intends to qualify each year as a "regulated
investment company" under    Subchapter M of     the Code. A
regulated investment company
is exempt from federal income tax on amounts distributed to its shareholders.

Qualification as a regulated investment company under the
Code for a taxable
year requires, among other things, that the Fund distribute
to its shareholders
each taxable year (a) at least 90% of its investment company taxable income
for such year and (b) at least 90% of the excess of its tax-
exempt interest
income over certain deductions disallowed with respect to
such income. In general,
the Fund's investment company taxable income will be its
taxable income (including
dividends and short-term capital gains, if any) subject to
certain adjustments
and excluding the excess of any net long-term capital gain
for the taxable year
over the net short-term capital loss, if any, for such year.
The Fund intends
to distribute substantially all of its investment company
taxable income each
year. Such distributions will be taxable as ordinary income
to Fund shareholders
who are not currently exempt from federal income taxes,
whether such income
is received in cash or reinvested in additional shares.
(Federal income taxes
for distributions to an IRA or a qualified retirement plan
are deferred under
the Code.) It is    not anticipated that a significant
portion     of the Fund's
distributions will be eligible for the dividends received deduction for corporations. The Fund does not expect to realize long-term capital gains and, therefore, does not contemplate payment of any "capital gain dividends" as described in the Code.

   Dividends and distributions by the Fund are generally
taxable to the
shareholders at the time the dividend or distribution is
made.     Dividends
declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

   Dividends and distributions of capital gains paid to shareholders by the Fund will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes.

Shareholders will be advised at least annually as to the federal income tax status of distributions made to them each year.

The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

                                  YIELDS

From time to time, the "yields" and "effective yields" for each class of shares of the Fund may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares of the Fund. The
"yield" quoted in advertisements for each class of the Fund's shares refers to the income generated by an investment in that class over a specified period
(such as a seven-day period) identified in the advertisement. This income is then "annualized"; that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a given class of shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Fund's yields may be compared to those of other mutual funds with similar objectives, to bond or other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. For example, such data are reported in national financial publications such as IBC/Donoghue's
Money Fund Report(R), Ibbotson Associates of Chicago, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Service, Inc.
and publications of a local or regional nature.

The Fund's yield figures represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The methods used to compute the yields on each class of the Fund's shares are described in more detail in the Statement of Ad ditional
Information. Investors may call 1-800-861-4171 to obtain current yield information.

                          ADDITIONAL INFORMATION

The Company was incorporated under the laws of the State of
Maryland on May
5, 1993. The authorized capital stock of the Company
consists of 10,000,000,000
shares having a par value of $.001 per share. The Company's
Charter currently
authorizes the issuance of several series of shares,
corresponding to shares
of the Fund as well as shares of    the other investment
portfolios of the Company
and multiple classes of shares in each series.     The
Company's Board of Directors
may, in the future, authorize the issuance of additional series of capital stock representing shares of additional investment portfolios or additional classes of shares of the Fund or the Company's other investment portfolios.

The    Company's Board of Directors     has authorized the
establishment of    multiple
classes of shares in the Fund. This Prospectus relates only
to Select Shares
and CDSC Shares, two classes of shares that the Fund is
authorized to issue,
and the Fund may offer other classes of shares. The
categories of investors
that are eligible to purchase shares may be different for
each class of Fund
shares. In addition, other classes of Fund shares may be
subject to differences
in sales charge arrangements, exchange privileges, ongoing
distribution and
service fee levels, and levels of certain other expenses,
which may affect the
relative performance of the different classes of Fund
shares.     Certain Fund expenses,
such as transfer agency expenses, are allocated separately
to each class of
the Fund's shares based on expenses identifiable by
class.    Investors may call
the Company at 1-800-861-4171 to obtain additional information about other classes of shares of the Fund that are offered.

   The shares of each class of the Fund represent interests in the Fund in proportion
to their relative net asset values.     All shares of the
Company have equal voting
rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Under the corporate law of Maryland, the Company's state of incorporation, and the Company's By-Laws (except as required under the 1940 Act), the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors. Shareholders, however, do have the right to call for a meeting to consider the removal of one or more of the Company's directors if such a request is made, in writing, by the holders of at least 10% of the Company's outstanding voting securities.

All shares of the Company, when issued, will be fully paid and nonassessable.

The Fund sends shareholders a semi-annual and audited annual report, which includes listings of investment securities held by the Fund at the
end of the period
covered. In an effort to reduce the Fund's printing and
mailing costs, the Fund
may consolidate the mailing of its semi-annual and annual
reports by household.
This consolidation means that a household having multiple
accounts with the
identical address of record would receive a single copy of each report. In addition, the Fund may consolidate the mailing of its Prospectus so
that a shareholder
having multiple accounts (e.g., individual IRA and/or Self-
Employed Retirement
Plan accounts) would receive a single Prospectus annually.
       Any shareholder who
does not want this consolidation to apply to his or her
account should contact
his or her Lehman Brothers Investment Representative or the
Fund's    Transfer
Agent    . Shareholders may direct inquiries regarding the
Fund to their Lehman
Brothers Investment    Representatives.

                              LEHMAN BROTHERS
                                MEMBER SIPC

            3 WORLD FINANCIAL CENTER, NEW YORK, NEW YORK
10285
   LBP212K5



Lehman Brothers Daily Income Fund


Prospectus
	November 29, 1995




This Prospectus describes Lehman Brothers Daily Income Fund (the "Fund"), a separate, diversified money market portfolio of Lehman Brothers Funds, Inc. (the "Company"), an open-end management investment company. This Prospectus relates to Global Clearing Shares, a class of shares offered by the Fund.

[Continued on next page.]

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve certain investment risks, including the possible loss of principal. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

Lehman Brothers Inc. ("Lehman Brothers" or the "Distributor") sponsors the Fund and acts as Distributor of the Fund's shares. Lehman Brothers Global Asset Management Inc. ("LBGAM" or the "Investment Adviser") serves as the Fund's Investment Adviser. The Fund's address is 3 World Financial Center, New York, New York 10285. Yield and other information regarding the Fund may be obtained by calling 1-800-861-4171.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated November 29, 1995, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling 1-800-861-4171. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.

_____________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_____________

LEHMAN BROTHERS



[Continued from previous page.]

The Fund's investment objective is to provide investors with as high a level of current income as is consistent with stability of principal. The Fund invests in a portfolio consisting of a broad range of U.S. dollar-denominated short-term instruments, including U.S. Government and U.S. and non-U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the banking industry and repurchase agreements relating to such obligations.

_____________

TABLE OF CONTENTS


P
a
g
e


Benefits to Investors
3


Background and Expense Information
3


Investment Objective and Policies
4


Purchase of Shares
9


Redemption of Shares
1
0


Exchange Privilege
1
1


Valuation of Shares
1
1


Management of the Fund
1
2


Dividends
1
3


Taxes
1
4


Yields
1
5


Additional Information
1
6



_____________


No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.





Benefits to Investors


The Fund offers investors several important benefits:

o	A professionally managed portfolio of high quality
money market instruments, providing investment diversification that is otherwise beyond the means of many individual investors.

o	Investment liquidity through convenient purchase and
redemption procedures.

o	Stability of principal through maintenance of a constant
net asset value of $1.00 per share (although there is no assurance that it can do so on a continuing basis).

o	A convenient way to invest without the administrative
and recordkeeping burdens normally associated with the direct ownership of securities.


Background and Expense Information


The Fund is authorized to offer multiple classes of shares. One class of shares, Global Clearing Shares, is offered by this Prospectus. Each share of the Fund accrues income in the same manner, but certain expenses differ based upon the class. See "Additional Information." The following Expense Summary lists the costs and estimated expenses that a shareholder can expect to incur as an investor in Global Clearing Shares of the Fund based upon estimated operating expenses for the current fiscal year.

Expense Summary


SHAREHOLDER TRANSACTION EXPENSES
G
L
O
B
A
L

C
L
E
A
R
I
N
G

S
H
A
R
E
S





ANNUAL FUND OPERATING EXPENSES
[as a percentage of average net
assets]



Advisory Fees [after waivers]*
%


Rule 12b-1 Fees [after waivers]**
%


Other Expenses - including
Administration Fees [after waivers]
%


Total Fund Operating Expenses [after
waivers]
%




*	Reflects voluntary waivers of advisory fees, which
will not be changed without 60-days prior notice to
shareholders. Absent such voluntary waivers, the ratio of
advisory fees to average net assets would be 	%.

**	Reflects voluntary waivers of Rule 12b-1 fees, which
will not be changed without 60-days prior notice to
shareholders. Absent such voluntary waivers, the ratio of
Rule 12b-1 fees to average net assets would be 	%.

 	As of the date of this Prospectus, the Fund had not commenced selling Global Clearing Shares to the public. The amount set forth for "Other Expenses" is, therefore, based on estimates for the current fiscal year after giving effect to voluntary waivers of administration fees, which will not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of other expenses
to average net assets would be      %.

  	Absent the voluntary waivers referred to above, the
ratio of total fund operating expenses to average net assets
would be      .

Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and complete redemption at the end of each time period:


1

Y
E
A
R

3

Y
E
A
R
S


Global Clearing Shares:
$

$



The foregoing should not be considered a representation of actual expenses and rates of return, which may be greater or less than those shown. The foregoing table has not been audited by the Fund's independent auditors.

Long-term holders of mutual fund shares which bear 12b-1 fees, such as Global Clearing Shares, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


Investment Objective and Policies


The Fund's investment objective is to provide investors with as high a level of current income as is consistent with stability of principal. In pursuing its investment objective, the Fund, which operates as a diversified investment company, invests in a broad range of U.S. dollar-denominated short-term instruments, including U.S. Government and U.S. and non-U.S. bank and commercial obligations. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

The Fund will limit its portfolio investments to securities that are determined by its Investment Adviser to present minimal credit risks pursuant to guidelines established by the Company's Board of Directors and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

The following descriptions illustrate the kinds of instruments in which the Fund invests:

The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S.
dollar-denominated instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

The Fund may invest in commercial paper, other short-term obligations and repurchase agreements. The Fund may invest without limit in U.S. dollar-denominated commercial paper and obligations of non-U.S. issuers.

The Fund may invest substantially in U.S. dollar-denominated securities of non-U.S. issuers, including obligations of non-U.S. banks or non-U.S. branches of U.S. banks and debt securities of non-U.S. issuers, where the Investment Adviser deems the instrument to present minimal credit risks. Investments in non-U.S. banks or non-U.S. issuers present certain risks, including those resulting from future political and economic developments and the possible imposition of non-U.S. governmental laws or restrictions and reduced availability of public information. Non-U.S. issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

In addition, the Fund may, when deemed appropriate in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

INVESTMENT LIMITATIONS

The investment limitations enumerated below are fundamental and may not be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The Fund's investment objective and the other investment policies described herein may be changed by the Board of Directors at any time. If there is a change in the investment objective of the Fund, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. (A complete list of the Fund's investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.") The percentage limitations set forth below, as well as those contained elsewhere in this Prospectus and the Statement of Additional Information, apply at the time a transaction is effected, and subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage limitation.

*	The Fund may not borrow money, except from banks for
temporary purposes and then in amounts not exceeding one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of such borrowing. Additional investments will not be made by the Fund when borrowings exceed 5% of its total assets.

*	The Fund may not purchase any securities which would
cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. Government securities.

*	The Fund may not purchase the securities of any one
issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

The third investment limitation listed above will give the Fund the ability to invest, with respect to 25% of the value of its total assets, more than 5% of its assets in any one issuer (excluding investments in U.S. Government securities) only in the event that Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), is amended in the future. The Fund's operating policy, which complies with Rule 2a-7 as currently in effect, provides that, with certain exceptions, the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government securities.

OTHER INVESTMENT PRACTICES

Floating and Variable Rate Notes. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Such notes might not be actively traded in a secondary market but, in some cases, the Fund may be able to resell such notes in the dealer market. Variable and floating rate notes typically are rated by credit rating agencies, and their issuers must satisfy the same quality criteria as set forth above. The Fund invests in variable or floating rate notes only when the Investment Adviser deems the investment to involve minimal credit risk.

Certain of the floating or variable rate notes that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Where necessary to ensure that such a note is an Eligible Security, the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional third-party letter or line of credit, guarantee or commitment to lend. If a floating or variable rate demand note is not actively traded in a secondary market, it may be difficult for the Fund to dispose of the note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While, in general, the Fund will invest only in securities that mature within thirteen months of purchase, the Fund may invest in floating or variable rate demand notes which have nominal maturities in excess of thirteen months, if such instruments carry demand features that comply with conditions established by the SEC.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a "when-issued" or delayed delivery basis. When-issued and delayed delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund generally will not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.
The Fund expects that commitments to purchase when-issued and delayed delivery securities will not exceed 25% of the value of its total assets absent unusual market conditions.
The Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. When the Fund purchases securities on a when-issued or delayed delivery basis, it will set aside securities or cash with its custodian equal to the payment that will be due.

Participation Interests. The Fund may purchase participation certificates issued by a bank, insurance company or other financial institution in obligations owned by such institutions or affiliated organizations that may otherwise be purchased by the Fund, and loan participation certificates. A participation certificate gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such participation certificates may carry a demand feature that would permit the holder to tender them back to the issuer or to a third party prior to maturity. See "Floating and Variable Rate Notes" for additional information with respect to demand instruments that may be purchased by the Fund. The Fund may invest in participation certificates even if the underlying obligations carry stated maturities in excess of thirteen months, upon compliance with certain conditions contained in Rule 2a-7. Loan participation certificates are considered by the Fund to be "illiquid" for purposes of its investment policies with respect to illiquid securities as set forth under "Illiquid Securities" below.

Illiquid Securities. The Fund will not knowingly invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement exemption" from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the 10% limitation on investment in illiquid securities. The Fund's Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies - Additional Information on Portfolio Instruments and Investment Practices - Illiquid and Restricted Securities" in the Statement of Additional Information.

Repurchase Agreements. The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price
("repurchase agreements"). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations described above. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Other Money Market Funds. The Fund may invest up to 10% of the value of its total assets in shares of other money market funds. The Fund will invest in other money market funds only if such funds are subject to the requirements of Rule 2a-7 and are considered to present minimal credit risks. The Fund's Investment Adviser will monitor the policies and investments of other money market funds in which it invests, based on information furnished to shareholders of those funds, with respect to their compliance with their investment objectives and Rule 2a-7. By investing in another money market fund, the Fund bears a ratable share of the money market fund's expenses, as well as continuing to bear the Fund's advisory and administrative fees with respect to the amount of the investment.

Stand-by Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities held in its portfolio. In a put transaction, the Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. In the event that the party obligated to purchase the underlying security from the Fund defaults on its obligation to purchase the underlying security, then the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Acquisition of puts will have the effect of increasing the cost of securities subject to the put and thereby reducing the yields otherwise available from such securities.

Loans of Portfolio Securities. The Fund may lend its portfolio securities consistent with its investment policies. The Fund may lend portfolio securities against collateral, consisting of cash or securities which are consistent with its permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no limitation on the amount of securities that may be loaned. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loans justifies the attendant risks.

STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Fund will not actively trade in STRIPS. The Fund will limit investments in STRIPS to 20% of its total assets.


Purchase of Shares


Purchases of Global Clearing Shares may only be made through certain brokers that clear transactions through Lehman Brothers on a fully disclosed basis (an "Introducing Broker"). Introducing Brokers through whom Global Clearing Shares are purchased may charge fees for their services. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time.

The minimum initial investment in Global Clearing Shares of the Fund is $5,000 and the minimum subsequent investment is $1,000. For participants with an automatic purchase arrangement in connection with their brokerage accounts, there is no minimum initial or subsequent investment. The
Fund reserves the right at any time to vary the initial and subsequent investment minimums. No certificates are issued for Fund shares.

The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order for Global Clearing Shares becomes effective when the Fund's Transfer Agent receives from the Introducing Broker sufficient federal funds to cover the purchase price and will be priced at the net asset value next determined after the Fund's Transfer Agent receives such federal funds. See "Valuation of Shares." Investors should note that there may be a delay between the time when an Introducing Broker receives purchase proceeds and the time when those proceeds are transmitted to the Fund and that the Introducing Broker may benefit from the use of temporarily uninvested funds.
Shares will begin to accrue income dividends on the day the purchase order becomes effective.


Redemption of Shares


Holders of Global Clearing Shares may redeem their shares without charge on any day on which the Fund calculates its net asset value. Redemption requests received in proper form prior to noon, Eastern time, on any day the Fund calculates its net asset value will be priced at the net asset value per share determined at noon on that day and redemption requests received after such time will be priced at the net asset value next determined. The Fund will normally transmit redemption proceeds on Global Clearing Shares for credit to the shareholder's account at the Introducing Broker at no charge on the day following the receipt of the redemption request.

A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to 15 days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with federal funds by bank wire or with a certified or cashier's check.

Shareholders who purchase securities through an Introducing Broker may take advantage of special redemption procedures under which Fund shares will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with the Introducing Broker. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of Global Clearing Shares necessary to cover the debit will be redeemed automatically as of the settlement date, which currently occurs three business days after the trade date. Shareholders not wishing to participate in these arrangements should notify their Introducing Brokers.

A Fund account that is reduced by a shareholder to a value of $1,000 or less may be subject to redemption by the Fund, but only after the shareholder has been given at least 30 days in which to increase the account balance to more than $1,000. In addition, the Fund may redeem shares involuntarily or suspend the right of redemption as permitted under the 1940 Act, as described in the Statement of Additional Information under "Additional Purchase and
Redemption Information."

Requests for the redemption of Global Clearing Shares must be made through an Introducing Broker. Shares held by an Introducing Broker on behalf of investors may be redeemed by submitting a written request for redemption to the Fund's Transfer Agent:


Lehman Brothers Funds, Inc.
c/o First Data Investor Services Group, Inc.
P.O. Box 9184
Boston, Massachusetts  02009-9184

A written redemption request to the Fund's Transfer Agent must (a) state the class and number of shares to be redeemed, (b) indicate the name of the Fund from which such shares are to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a redemption request must be guaranteed by a domestic bank, a savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange. The Fund's Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the Fund's Transfer Agent receives all required documents in proper form.


Exchange Privilege


Global Clearing Shares of the Fund may be exchanged without charge for shares of the same class of certain other funds offered by Lehman Brothers through an Introducing Broker. In exchanging shares, a shareholder must meet the minimum initial investment requirement of the fund into which the exchange is being made and the shares involved must be legally available for sale in the state where the shareholder resides.

Orders for exchanges will only be accepted on days on which both funds involved determine their respective net asset values. To obtain information regarding the availability of funds into which shares of the Fund may be exchanged, investors should contact their Investment Representatives.

Tax Effect. The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with an exchange.

Additional Information Regarding the Exchange Privilege.
Shareholders exercising this exchange privilege should review the prospectus of the fund they are exchanging into carefully prior to making an exchange. The Fund's
Distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders. For further information regarding the exchange privilege or to obtain current prospectuses, investors should contact the Fund at 1-800-861-4171.


Valuation of Shares


The net asset value of a Global Clearing Share is calculated on each day, Monday through Friday, except on days on which the New York Stock Exchange (the "NYSE") or the Federal Reserve Bank of Boston is closed. Currently one or both of these institutions are scheduled to be closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr's. Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per Global Clearing Share is calculated at noon, Eastern time, on each day on which the Fund computes its net asset value. The net asset value per Global Clearing Share is computed by dividing the value of the net assets of the Fund attributable to the Global Clearing Shares by the total number of such shares outstanding. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that it can do so on a continuing basis. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.


Management of the Fund


The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and the persons or companies that furnish services to the Fund, including agreements with its Distributor, Investment Adviser, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Fund are delegated to its Investment Adviser and Administrator. One of the Directors and all of the Company's officers are affiliated with Lehman Brothers, First Data Investor Services
Group, Inc. ("First Data," formerly known as The Shareholder Services Group, Inc.) or one of their affiliates. The Statement of Additional Information relating to the Fund contains general background information regarding each Director and executive officer of the Company.

INVESTMENT ADVISER - LEHMAN BROTHERS GLOBAL ASSET
MANAGEMENT INC.

LBGAM serves as the Investment Adviser to the Fund. LBGAM, together with other Lehman Brothers investment advisory affiliates, had approximately $11.7 billion in assets under management as of September 30, 1995. Subject to the supervision and direction of the Company's Board of Directors, LBGAM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund and places orders to purchase and sell securities. As compensation for the services of LBGAM as Investment Adviser to the Fund, LBGAM is entitled to receive a monthly fee from the Fund at the annual rate of 0.30% of the value of the Fund's average daily net assets. During the fiscal year ended July 31, 1995, LBGAM received a fee of 0.21% of the value of the Fund's average daily net assets.

LBGAM is located at 3 World Financial Center, New York, New
York 10285. LBGAM is a wholly-owned subsidiary of Lehman
Brothers Holdings Inc. ("Holdings").

ADMINISTRATOR AND TRANSFER AGENT -
FIRST DATA INVESTOR SERVICES GROUP, INC.

First Data, located at 53 State Street, Boston,
Massachusetts 02109, serves as the Fund's Administrator and Transfer Agent. First Data is a wholly-owned subsidiary of First Data Corporation. As Administrator, First Data calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for First
Data's services as Administrator, First Data is entitled to receive a monthly fee from the Fund at the annual rate of 0.20% of the value of the Fund's average daily net assets.
First Data is also entitled to receive a monthly fee from the Fund for its services as Transfer Agent.

On May 6, 1994, First Data acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with this transaction, Mellon assigned to First Data its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend First Data as the provider of administration services to the Fund. This duty to recommend expires on May 21, 2000.


DISTRIBUTOR AND PLAN OF DISTRIBUTION

Lehman Brothers, located at 3 World Financial Center, New
York, New York 10285, is the Distributor of the Fund's shares. Lehman Brothers, a leading full service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world.

The Company has adopted a plan of distribution with respect to each class of the Fund (the "Plan of Distribution") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan of Distribution, the Fund has agreed with respect to the Global Clearing Shares to pay Lehman Brothers monthly for advertising, marketing and distributing its shares at an annual rate of up to 0.50% of its average daily net assets. Under the Plan of Distribution, Lehman Brothers may retain all or a portion of the payments made to it pursuant to the Plan and may make payments to its Investment Representatives or Introducing Brokers that engage in the sale of such classes of Fund shares. The Plan of Distribution also provides that Lehman Brothers may make payments to assist in the distribution of each class of the Fund's shares out of the other fees received by it or its affiliates from the Fund, its past profits or any other sources available to it. From time to time, Lehman Brothers may waive receipt of fees under the Plan of Distribution while retaining the ability to be paid under such Plan thereafter. The fees payable to Lehman Brothers under the Plan of Distribution for advertising, marketing and distributing such shares of the Fund and payments by Lehman Brothers to its Investment Representatives or Introducing Brokers are payable without regard to actual expenses incurred. Investment Representatives of Lehman Brothers, Introducing Brokers and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation for selling or servicing one particular class of shares in the Fund over another.

CUSTODIAN - BOSTON SAFE DEPOSIT AND TRUST COMPANY

Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston, Massachusetts 02108, and serves as the Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe as custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

EXPENSES

The Fund's expenses include taxes, interest, fees and salaries of the directors and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian, transfer agent and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. Fund expenses are allocated to a particular class based on either expenses identifiable to the class or relative net assets of the class and the other classes of Fund shares. LBGAM and First Data have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information relating to the Fund.





Dividends


The Fund declares dividends from its net investment income (i.e., income other than net realized long- and short-term capital gains) on each day the Fund is open for business and pays dividends monthly. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the close of the Fund's fiscal year in which they have been earned. Unless a shareholder instructs the Fund to pay dividends or capital gains distributions in cash and credit them to the shareholder's brokerage account, dividends and distributions from the Fund will be reinvested automatically in additional shares of the same class of the Fund at net asset value. Shares redeemed during a month will be entitled to dividends up to, but not including, the date of redemption, and purchased shares will be entitled to dividends and distributions declared on the day the purchase order becomes effective. The Fund does not expect to realize net long-term capital gains.


Taxes


The Fund will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each series of the Company separately, rather than to the Company as a whole. In addition, net realized long-term capital gains, net investment income and operating expenses will be determined separately for each series of the Company. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its shareholders.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders each taxable year
(a) at least 90% of its investment company taxable income for such year and (b) at least 90% of the excess of its tax-exempt interest income over certain deductions disallowed with respect to such income. In general, the Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an individual retirement account ("IRA") or a qualified retirement plan are deferred under the Code.) It is not anticipated that a significant portion of the Fund's distributions will be eligible for the dividends received deduction for corporations. The Fund does not expect to realize long-term capital gains and, therefore, does not contemplate payment of any "capital gain dividends" as described in the Code.

Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Dividends and distributions of capital gains paid to shareholders by the Fund will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes.

Shareholders will be advised at least annually as to the
federal income tax status of distributions made to them each year.
_____________

The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.


Yields


From time to time, the "yields" and "effective yields" for Global Clearing Shares of the Fund may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares of the Fund. The "yield" quoted in advertisements for Global Clearing Shares of the Fund refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized"; that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Global Clearing Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Fund's yields may be compared to those of other mutual funds with similar objectives, to bond or other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. For example, such data are reported in national financial publications such as IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, The Wall
Street Journal and The New York Times, reports prepared by Lipper Analytical Service, Inc. and publications of a local or regional nature.

The Fund's yield figures represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The methods used to compute the yields on each class of the Fund's shares are described in more detail in the Statement of Additional
Information. Investors may call 1-800-861-4171 to obtain current yield information.





Additional Information


The Company was incorporated under the laws of the State of Maryland on May 5, 1993. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's Charter currently authorizes the issuance of several series of shares, corresponding to shares of the Fund as well as shares of the other investment portfolios of the Company and multiple classes of shares in each series. The Company's Board of Directors may, in the future, authorize the issuance of additional series of capital stock representing shares of additional investment portfolios or additional classes of shares of the Fund or the Company's other investment portfolios.

The Company's Board of Directors has authorized the establishment of multiple classes of shares in the Fund. This Prospectus relates only to Global Clearing Shares, one class of shares that the Fund is authorized to issue, and the Fund offers other classes of shares. The categories of investors that are eligible to purchase shares may be different for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, exchange privileges, ongoing distribution and service fee levels, and levels of certain other expenses, which may affect the relative performance of the different classes of Fund shares. Certain Fund expenses, such as transfer agency expenses, are allocated separately to each class of the Fund's shares based on expenses identifiable by class. Investors may call the Company at 1-800-861-4171 to obtain additional information about other classes of shares of the Fund that are offered.

The shares of each class of the Fund represent interests in the Fund in proportion to their relative net asset values. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Under the corporate law of Maryland, the Company's state of incorporation, and the Company's By-Laws (except as required under the 1940 Act), the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors. Shareholders, however, do have the right to call for a meeting to consider the removal of one or more of the Company's directors if such a request is made, in writing, by the holders of at least 10% of the Company's outstanding voting securities.

All shares of the Company, when issued, will be fully paid and nonassessable.

The Fund sends shareholders a semi-annual and audited annual report, which includes listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund may consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record would receive a single copy of each report. In addition, the Fund may consolidate the mailing of its Prospectus so that a shareholder having multiple accounts would receive a single Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact the Fund's Transfer Agent. Shareholders may direct inquiries regarding the Fund to their Introducing Broker, or to the Fund at 1-800-861-4171.





































LEHMAN BROTHERS

Member SIPC

3 THREE WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10285




16
G:\SHARED\LEHMAN\RETAIL\PROSPECT\DLYINGC3.DOC



G:\SHARED\LEHMAN\RETAIL\PROSPECT\DLYINGCS.DOC





                             LEHMAN BROTHERS MUNICIPAL
INCOME FUND

PROSPECTUS
NOVEMBER    29, 1995

This Prospectus describes LEHMAN BROTHERS MUNICIPAL INCOME
FUND (the "Fund"),
a separate, diversified money market portfolio of Lehman
Brothers Funds, Inc.
(the "Company"), an open-end management investment
company.    This Prospectus
relates to Select Shares and CDSC Shares, two classes of shares offered by the
Fund.

                                                 [Continued
on next page.]

Shares of the Fund are not deposits or obligations of, or
guaranteed    or     endorsed
by, any bank, and such shares are not federally insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other government agency.
Shares of the Fund involve certain investment risks, including the possible loss of principal. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

LEHMAN BROTHERS INC.    ("Lehman Brothers" or the
"Distributor")     sponsors the Fund
and acts as Distributor of the Fund's shares. LEHMAN
BROTHERS GLOBAL ASSET MANAGEMENT
INC.    ("LBGAM" or the "Investment Adviser")     serves as
the Fund's Investment Adviser.
The    Fund's address     is 3 World Financial Center, New
York, New York 10285. Yield
and other information regarding the Fund may be obtained
through a Lehman Brothers
Investment Representative or by calling    1-800-861-
4171.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read
this Prospectus
and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated November
29, 1995,     as may be
amended or supplemented from time to time, has been filed
with the Securities
and Exchange Commission    (the "SEC")     and is available
to investors without charge
by calling    1-800-861-4171    . The Statement of
Additional Information is incorporated
in its entirety by reference into this Prospectus.

                THESE SECURITIES HAVE NOT BEEN APPROVED OR
                DISAPPROVED BY THE SECURITIES AND EXCHANGE
               COMMISSION OR ANY STATE SECURITIES COMMISSION
              NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES COMMISSION PASSED
                   UPON THE ACCURACY OR ADEQUACY OF THIS
                   PROSPECTUS. ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.

                              LEHMAN BROTHERS

[Continued from previous page.]

The Fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in short-term tax-exempt obligations issued by state and local governments and tax-exempt derivative securities. All or a portion of the Fund's dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes.

                             TABLE OF CONTENTS



PAGE
Benefits to Investors
3
Background and Expense Information
3
Financial Highlights
5
Investment Objective and Policies
7
Purchase of Shares
16
Redemption of Shares
17
Exchange Privilege
20
Valuation of Shares
21
Management of the Fund
22
Dividends
24
Taxes
25
Yields
27
Additional Information
28

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS
NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT
OF ADDITIONAL
INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION
WITH THE OFFERING
MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH
INFORMATION OR REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE
FUND OR ITS DISTRIBUTOR.
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND
OR BY THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY
BE MADE.

                           BENEFITS TO INVESTORS

The Fund offers investors several important benefits:

[ ] A professionally managed portfolio of high quality money market instruments exempt from federal income taxes, providing investment diversification that is otherwise beyond the means of many individual investors.

[ ] Investment liquidity through convenient purchase and redemption procedures.

[ ] Stability of principal through maintenance of a constant net asset value of $1.00 per share (although there is no assurance that it can do so on a continuing basis).

[ ] A convenient way to invest without the administrative and recordkeeping burdens normally associated with the direct ownership of securities.

                    BACKGROUND AND EXPENSE INFORMATION

The Fund is authorized to offer multiple classes of shares.
   Two classes of shares,
Select Shares and CDSC Shares, are offered by this
Prospectus. The Fund
reserves the right to cease offering shares of any class at
any time and it
anticipates ceasing to offer CDSC Shares on or about January
19, 1996.     Each
share of the Fund accrues income in the same manner, but certain expenses differ based upon the class. See "Additional Information." The following Expense Summary lists the costs and expenses that a shareholder can expect to incur as an investor in Select Shares and CDSC Shares of the Fund based upon the Fund's operating
expenses for the most recent fiscal year, restated to reflect current fee waivers.
The Expense Summary for CDSC Shares
assumes payment of the maximum contingent deferred sales charge ("CDSC").

                              EXPENSE SUMMARY


SELECT             CDSC
SHAREHOLDER TRANSACTION EXPENSES
SHARES            SHARES
Maximum CDSC
(as a percentage of proceeds)*
None              2.00%
       ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)**
0.24%             0.24%
Rule 12b-1 Fees (after waivers)***
0.18%             0.18%
Other Expenses--including Administration Fees
(after waivers)+
0.28%             0.28%
Total Fund Operating Expenses
(after waivers)++
0.70%             0.70%

  * The Fund's CDSC Shares are subject to a maximum CDSC of
2% of redemption
    proceeds during the first year after the date of
purchase, 1% of redemption
    proceeds during the second year, and no CDSC thereafter.
The Fund's CDSC
    Shares will be deemed to have been purchased on the same
date as the shares
    of the funds which have been exchanged through a CDSC
Fund Exchange    (as
    defined herein)    . The CDSC set forth in the table
above is the maximum charge
    imposed on redemptions of CDSC Shares, and investors may
pay an actual CDSC
    of less than 2%. See "Redemption of Shares."
 ** Reflects voluntary waivers of advisory fees   , which
are referred to below.
Absent such voluntary waivers, the
    ratio of advisory fees to average net assets would
   have been     0.30%.
*** Reflects voluntary waivers of Rule 12b-1 fees   , which
will not be changed
    without 60-days prior notice to shareholders.     Absent
such voluntary waivers,
    the ratio of Rule 12b-1 fees to average net assets would
   have been     0.25%.
  + Reflects voluntary waivers of administration fees   ,
which are referred to
below.     Absent such voluntary waivers,
    the ratio of other expenses to average net assets would have been 0.33%.
 ++ Absent the voluntary waivers referred to above, the ratio of total fund operating expenses to average net assets would have been 0.90%. The voluntary waivers referred to above will not be changed so that the ratio of total fund operating expenses to average net assets would exceed 0.70% without 60-days prior notice to shareholders.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                              1         3
5        10
                                             YEAR     YEARS
YEARS     YEARS
Select Shares:
(assuming complete redemption at
the end of each time period)                 $ 7       $22
$39       $87
CDSC Shares:
 Assuming complete redemption at
 the end of each time period*                $27       $22
$39       $87
 Assuming no redemption                      $ 7       $22
$39       $87

* Assumes deduction at the time of redemption of the maximum
CDSC applicable
  for that        period.

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF
ACTUAL EXPENSES AND
RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN THOSE
SHOWN. The foregoing
table has not been audited by the Fund's independent auditors.

                           FINANCIAL HIGHLIGHTS

The following financial highlights for the fiscal    year
ended July 31, 1995
are derived from the Fund's financial statements audited by
Ernst & Young LLP,
independent auditors, whose report thereon appears in the
Company's Annual Report
dated July 31,    1995    . This information should be read
in conjunction with the
   financial statements and notes     thereto that appear in
the Company's Annual Report,
which are incorporated by reference into the Statement of Additional Information.

For a Select Share outstanding throughout each period:



YEAR ENDED    PERIOD ENDED

07/31/95       07/31/94*
Net asset value, beginning of period
$   1.00       $   1.00
Net investment income+
0.0318         0.0207
Dividends from net investment income
(0.0318)       (0.0207)
Net asset value, end of period
$   1.00       $   1.00
Total return++
3.23%          2.09%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)
$296,822       $264,425
  Ratio of net investment income to average net assets
3.21%          2.06%**
  Ratio of operating expenses to average net assets+++
0.69%        0.64%**

    * Select Shares commenced operations on August 2, 1993.

   ** Annualized.

  + Net investment income per share before waiver of fees by Investment Adviser,
      Administrator and Distributor for the year ended July
31, 1995 and the
      period ended July 31, 1994 was $0.0296 and $0.0182,
respectively.

 ++ Total return represents aggregate total return for the period indicated.

+++ Annualized operating expense ratios before waiver of fees by Investment
      Adviser, Administrator and Distributor for the year ended July 31, 1995 and the period ended July 31, 1994 were 0.90% and 0.89%, respectively.

For a CDSC Share outstanding throughout each period:



YEAR ENDED    PERIOD ENDED

07/31/95       07/31/94*
Net asset value, beginning of period
$   1.00       $   1.00
Net investment income+
0.0317         0.0018
Dividends from net investment income
(0.0317)       (0.0018)
Net asset value, end of period
$   1.00       $   1.00
Total return++
3.23%           0.18%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)
--   #      $    10
  Ratio of net investment income to average net assets
3.21%          2.06%**
  Ratio of operating expenses to average net assets+++
0.69%          0.64%**

    * CDSC Shares commenced operations on July 6, 1994.

   ** Annualized.

  + Net investment income per share before waiver of fees by Investment Adviser,
      Administrator and Distributor for the year ended July
31, 1995 and the
      period ended July 31, 1994 was $0.0293 and $0.0017,
respectively.

 ++ Total return represents aggregate total return for the period indicated
      and does not reflect the effect of any sales charge.

+++ Annualized operating expense ratios before waiver of fees by Investment
      Adviser, Administrator and Distributor for the year ended July 31, 1995 and the period ended July 31, 1994 were 0.90% and 0.89%, respectively.

    # Total net assets for CDSC Shares were $101 at July 31,
1995.

                     INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide investors with as high a level
of current income exempt from federal income tax as is
consistent with stability
of principal. All or a portion of the Fund's dividends may
be a specific    tax
preference item for purposes of the federal individual and corporate alternative minimum taxes. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests only in securities which are purchased with and payable in
U.S. dollars and which have (or, pursuant to regulations
adopted by the    SEC,
will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

The Fund will limit its portfolio investments to securities that are determined by its Investment Adviser to present minimal credit risks pursuant to guidelines established by the Company's Board of Directors and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities.
"Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

In pursuing its investment objective, the Fund, which
operates as a diversified
investment company, invests substantially all of its assets
in a diversified
portfolio of short-term tax-exempt obligations issued by or
on behalf of states,
territories and possessions of the United States, the
District of Columbia,
and their respective authorities, agencies,
instrumentalities and political
subdivisions and tax-exempt derivative securities such as
tender option bonds,
participations, beneficial interests in trusts and
partnership interests
(collectively "Municipal Obligations"). Except as described
below, the Fund
will not knowingly purchase securities the interest on which is subject to federal
income tax. (See, however, "Taxes" below concerning
   the     treatment of dividends
paid by the Fund for purposes of the federal alternative minimum tax applicable to particular categories of investors.)

Opinions relating to the validity of Municipal Obligations
and to the exemption
of interest thereon from federal income tax are rendered by
bond counsel to
the respective issuers at the time of issuance, and opinions relating to the
validity of and the tax-exempt status of payments received
by the Fund from
tax-exempt derivative securities are rendered by    bond
counsel to the respective
sponsors of such securities. The Fund and its Investment Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities or the bases for such opinions.

Except during temporary defensive periods, the Fund will
invest substantially
all, but in no event less than 80%, of its total assets in
Municipal Obligations.
The Fund may hold uninvested cash reserves pending
investment and during temporary
defensive periods including when suitable tax-exempt
obligations are unavailable.
There is no percentage limitation on the amount of assets
which may be held
uninvested. Uninvested cash reserves will not earn income.
In addition to or
in lieu of holding uninvested cash reserves under the
aforementioned circumstances,
the Fund may elect to invest in high quality, short-term
instruments, including
U.S.    Government     and U.S. and non-U.S. bank and
commercial obligations, and
repurchase agreements with respect to such instruments, the income from which is subject to federal income tax.

TYPES OF MUNICIPAL OBLIGATIONS

The two principal classifications of Municipal Obligations
   that     may be held
by the Fund are "general obligation" securities and
"revenue" securities. General
obligation securities are secured by the issuer's pledge of
its full faith,
credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class
of facilities or, in some cases, from the proceeds of a
special excise tax or
other specific revenue source such as the user of the
facility being financed.
Revenue securities include private activity bonds.    Such
bonds may be issued
by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer.
As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.

The Fund's portfolio may also include "moral obligation"
   securities    , which are
normally issued by special purpose public authorities. If
the issuer of moral
obligation    securities     is unable to meet its debt
service obligations from current
revenues, it may draw on a reserve fund, the restoration of
which is a moral
commitment but not a legal obligation of the state or
municipality    that     created
the issuer.

Although the Fund may invest more than 25% of its net assets in (a) Municipal
Obligations whose issuers are in the same state and (b) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, are issued by issuers located in the same state or are private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

INVESTMENT LIMITATIONS

The investment limitations enumerated below, as well as the
Fund's policy    with
respect to     investing at least 80% of its total assets in
Municipal Obligations,
are fundamental and may not be changed by the Company's
Board of Directors without
the affirmative vote of the holders of a majority of the
Fund's outstanding
shares. The Fund's investment objective and the other investment policies described herein may be changed by the Board of Directors at any time.
If there is a change
in the investment objective of the Fund, shareholders of the
Fund should consider
whether the Fund remains an appropriate investment in light
of their then current
financial position and needs. (A complete list of the Fund's investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and
Policies.")    The
percentage limitations set forth below, as well as those contained elsewhere in this Prospectus and the Statement of Additional Information, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage limitation.

    (1) The Fund may not borrow money, except from banks for temporary purposes and then in amounts not exceeding one- third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of such borrowing. Additional investments will not be made by the Fund when borrowings exceed 5% of its total assets.

    (2) The Fund may not purchase any securities which would
cause 25% or more
        of the value of its total assets at the time of such
purchase to be
        invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided
that there is no
        limitation with respect to investments in U.S.
   Government     securities
        or Municipal Obligations (other than those backed only by the assets and revenues of non-governmental users).

    (3) The Fund may not purchase the securities of any one
issuer if as a result
        more than 5% of the value of its total assets would
be invested in the
        securities of such issuer, except that up to 25% of
the value of its
        total assets may be invested without regard to this
5% limitation and
        provided that there is no limitation with respect to
investments in
        U.S.    Government     securities.

OTHER INVESTMENT PRACTICES

FLOATING AND VARIABLE RATE NOTES. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Such notes might not be actively traded in a secondary market but, in some cases, the Fund may be able to resell such notes in the dealer market. Variable and floating rate notes typically are rated by credit rating agencies, and their issuers must satisfy the same quality criteria as set forth above. The Fund invests in variable or floating rate notes only when the Investment
Adviser deems the investment to involve minimal credit risk.

Certain of the floating or variable rate notes that may be purchased by the
Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Where necessary to ensure that such a note is an Eligible
Security, the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional third-party letter or line of credit, guarantee or commitment to lend. If a floating or variable rate demand note is not actively traded in a secondary market, it may be difficult for the Fund to dispose of the note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While, in general, the Fund will invest only in securities that mature within thirteen months of purchase, the Fund may invest in floating or variable rate demand notes which have nominal maturities in excess of thirteen months, if such instruments carry demand features that comply with conditions established by the SEC.

WHEN-ISSUED    AND DELAYED DELIVERY     SECURITIES. The Fund
may purchase securities
on a "when-issued"    or delayed delivery     basis. When-
issued    and delayed delivery
securities are securities purchased for delivery beyond the
normal settlement
date at a stated price and yield. The Fund    generally
will     not pay for such securities
or start earning interest on them until they are received.
Securities purchased
on a when-issued    or delayed delivery     basis are
recorded as an asset and are
subject to changes in value based upon changes in the
general level of interest
rates. The Fund expects that commitments to purchase when-
issued    and delayed
delivery     securities will not exceed 25% of the value of
its total assets absent
unusual market conditions. The Fund does not intend to
purchase when-issued
   or delayed delivery     securities for speculative
purposes but only in furtherance
of its investment objective.    When the Fund purchases
securities on a when-issued
or delayed delivery basis, it will set aside securities or cash with its Custodian equal to the payment that will be due.

TENDER OPTION BONDS. The Fund may purchase tender option
bonds. A tender option
bond is a municipal obligation (generally held pursuant to a custodial arrangement)
having a maturity longer than 13 months and bearing interest at a fixed rate
substantially higher than prevailing short-term tax-exempt
rates, that has been
coupled with the agreement of a third party, such as a bank, broker-dealer or
other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their
securities to the
institution and receive the face value thereof. As
consideration for providing
the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined
by remarketing or similar agent at or near the commencement
of such period,
that would cause the securities coupled with the tender
option, to trade at
or near par on the date of such determination. Thus, after
payment of this fee,
the security holder effectively holds a demand obligation
that bears interest
at the prevailing short-end tax-exempt rate.    LBGAM
will consider on an ongoing
basis the creditworthiness of the issuer of the underlying municipal obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "municipal lease obligations") of a municipal authority or entity. Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation municipal lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.
The Fund will seek to minimize the special risks associated with such securities by not investing more than 10% of its assets in municipal lease obligations that contain non- appropriation clauses, and by only investing in those non-appropriation leases where (a) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (b) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (c) the lease obligor has maintained good market acceptability in the past, (d) the investment is of a size that will be attractive to institutional investors, and (e) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. Municipal lease obligations provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Fund.

CUSTODIAL RECEIPTS AND CERTIFICATES. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both, on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

PARTICIPATION INTERESTS. The Fund may purchase participation certificates issued
by a bank, insurance company or other financial institution
in obligations owned
by such institutions or affiliated organizations that may
otherwise be purchased
by the Fund, and loan participation certificates. A
participation certificate
gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations.
Certain of such participation certificates may carry a
demand feature that would
permit the holder to tender them back to the issuer or to a
third party prior
to maturity. See "Floating and Variable Rate Notes" for
additional information
with respect to demand instruments that may be purchased by
the Fund. The Fund
may invest in participation certificates even if the
underlying obligations
carry stated maturities in excess of thirteen months, upon
compliance with certain
conditions contained in Rule 2a-7. Loan participation
certificates are considered
by the Fund to be "illiquid" for purposes of its investment
policies with respect
to illiquid securities as set forth under    "Illiquid
Securities"     below.

ILLIQUID SECURITIES. The Fund will not knowingly invest more than 10% of the
value of its total assets in illiquid securities, including
time deposits and
repurchase agreements having maturities longer than seven
days. Securities that
have readily available market quotations are not deemed
illiquid for purposes
of this limitation (irrespective of any legal or contractual restrictions on
resale). The Fund may invest in commercial obligations
issued in reliance on
the so-called "private placement exemption" from
registration afforded by Section
4(2) of the Securities Act of 1933, as amended ("Section
4(2) paper"). The Fund
may also purchase securities that are not registered under
the Securities Act
of 1933, as amended, but which can be sold to qualified
institutional buyers
in accordance with Rule 144A under that Act ("Rule 144A
securities"). Section
4(2) paper is restricted as to disposition under the federal securities laws,
and generally is sold to institutional investors such as the
Fund who agree
that they are purchasing the paper for investment and not
with a view to public
distribution. Any resale by the purchaser must be in an
exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like
the Fund through or with the assistance of the issuer or
investment dealers
who make a market in the Section 4(2) paper, thus providing
liquidity. Rule
144A securities generally must be sold to other qualified
institutional buyers.
If a particular investment in Section 4(2) paper or Rule
144A securities is
not determined to be liquid, that investment will be
included within the 10%
limitation on investment in illiquid securities. The Fund's
Investment Adviser
will monitor the liquidity of such restricted securities
under the supervision
of the Board of Directors. See "Investment    Objectives
and Policies--Additional
Information on Portfolio Instruments and Investment
Practices--Illiquid and
Restricted Securities" in the Statement of Additional
Information.

REPURCHASE AGREEMENTS. The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price
("repurchase agreements").
The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price.
Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations described above. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

   OTHER MONEY MARKET FUNDS. The Fund may invest up to 10% of the value of its total assets in shares of other money market funds. The Fund will invest in other money market funds only if such funds are subject to the requirements of Rule 2a-7 and are considered to present minimal credit risks. The Fund's
Investment Adviser will monitor the policies and investments of other money market funds in which it invests, based on information furnished to shareholders of those funds, with respect to their compliance with their investment objectives and Rule 2a-7. By investing in another money market fund, the Fund bears a ratable share of the money market fund's expenses, as well as continuing to bear the
Fund's advisory and administrative fees with respect to the amount of the investment.

STAND-BY COMMITMENTS. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities held in its portfolio. In a put transaction, the Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.
In the event that the party obligated to purchase the underlying security from the Fund defaults on its obligation to purchase the underlying security, then the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Acquisition of puts will have the effect of increasing the cost of securities subject to the put and thereby reducing the yields otherwise available from such securities.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend its
portfolio securities
consistent with its investment policies. The Fund may lend
portfolio securities
against collateral, consisting of cash or securities which
are consistent with
its permitted investments, which is equal at all times to at least 100% of the
value of the securities loaned. There is no limitation on
the amount of securities
that may be loaned. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even
loss of rights in
the collateral should the borrower of the securities fail
financially. However,
loans will be made only to borrowers deemed by the Fund's
Investment Adviser
to be of good standing and only when, in the    Investment
Adviser's     judgment,
the income to be earned from the loans justifies the attendant risks.

STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate
Trading of Registered Interest and Principal of Securities
("STRIPS") program.
Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Fund will not actively trade in STRIPS. The Fund will limit investments in STRIPS to 20% of its total assets.

                            PURCHASE OF SHARES

Purchases of    Select and CDSC Shares of the     Fund must
be made through a brokerage
account maintained through Lehman Brothers or a broker that
clears securities
transactions through Lehman Brothers on a fully disclosed
basis (an "Introducing
Broker").    Introducing Brokers through whom shares are
purchased may charge fees
for their services.     The Fund reserves the right to
reject any purchase order
and to suspend the offering of shares for a period of time.

The minimum initial investment in    Select and CDSC
Shares     of the Fund is $5,000
and the minimum subsequent investment is $1,000.    For
participants
with an automatic purchase arrangement in connection with their brokerage accounts, there is no minimum initial or subsequent investment. There are no minimum investment requirements for employees of Lehman Brothers and its affiliates. The Fund reserves the right at any time to vary the initial and subsequent investment minimums.
No certificates are issued for Fund shares.

The Fund's shares are sold continuously at their net asset
value next determined
after a purchase order is received and becomes effective. A
purchase order becomes
effective    when the Fund's Transfer Agent receives from
Lehman Brothers or an
Introducing Broker sufficient federal funds to cover the
purchase price and
will be priced at the net asset value next determined after
the Fund's Transfer
Agent receives such federal funds. See "Valuation of
Shares."     Investors should
note that there may be a delay between the time when Lehman
Brothers or an
Introducing Broker receives purchase proceeds and the time
when those proceeds
are transmitted to the Fund and that Lehman Brothers or the
Introducing Broker,
as applicable, may benefit from the use of temporarily
uninvested
funds. Shares        will begin to accrue income dividends
on the day the purchase
order becomes effective.

The Fund's Select Shares are available on a no-load basis to all investors except for investors who are investing through a CDSC Fund Exchange (as defined below).
Investors who are investing in the Fund in connection with a CDSC Fund Exchange may purchase only CDSC Shares pursuant to such exchange. For purposes of this
Prospectus, a "CDSC Fund Exchange" is an exchange of shares of another fund in the Lehman Brothers Group of Funds which are subject to a CDSC upon redemption for shares in the Fund.

                           REDEMPTION OF SHARES

Holders of Select Shares may redeem their shares without
charge on any day on
which the Fund calculates its net asset value. Holders of
CDSC Shares may also
redeem their shares on any day on which the Fund calculates
its net asset value,
subject to any applicable CDSC as described below. See
"Valuation of Shares."
Redemption requests received in proper form prior to
       noon, Eastern time, on
any day the Fund calculates its net asset value will be
priced at the net asset
value per share determined at noon on that day and
redemption requests received
after such time will be priced at the net asset value next
determined.    The     Fund
will normally transmit redemption proceeds for credit to the shareholder's account
   at Lehman Brothers or the Introducing Broker at no charge (other than any applicable
CDSC in the case of CDSC Shares) on the day following
the     receipt of the redemption
request.

A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to 15 days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with federal funds by bank wire or with a certified or cashier's check.

Holders of Select Shares who purchase securities through
Lehman Brothers or
an Introducing Broker may take advantage of special
redemption procedures under
which Fund shares will be redeemed automatically to the
extent necessary to
satisfy debit balances arising in the shareholder's account
with Lehman Brothers
or the Introducing Broker. One example of how an automatic
redemption may occur
involves the purchase of securities. If a shareholder
purchases securities but
does not pay for them by settlement date, the number of
Select Shares necessary
to cover the debit will be redeemed automatically as of the
settlement date,
which    currently occurs three     business days after the
trade date. Shareholders
not wishing to participate in these arrangements should
notify their Lehman
Brothers Investment    Representatives.

A Fund account that is reduced by a shareholder to a value of $1,000 or less may be subject to redemption by the Fund, but only after the shareholder has been given at least 30 days in which to increase the account balance to more than $1,000. In addition, the Fund may redeem shares involuntarily or suspend the right of redemption as permitted under the 1940 Act, as described in the
Statement of Additional Information under "Additional
Purchase and Redemption
Information."

Fund shares may be redeemed in one of the following ways:

REDEMPTION THROUGH    BROKERS

Redemption requests may be made through Lehman Brothers or an Introducing Broker.

REDEMPTION BY MAIL

Shares held by Lehman Brothers on behalf of investors must be redeemed by submitting a written request to a Lehman Brothers Investment
Representative. All other
shares may be redeemed by submitting a written request for redemption to the
Fund's Transfer Agent:

   Lehman Brothers Funds, Inc.
   c/o    First Data Investor Services Group, Inc.
   P.O. Box 9184
   Boston, Massachusetts 02009-9184

A written redemption request to the Fund's    Transfer
Agent     must (a) state the
class and number of shares to be redeemed, (b) indicate the
name of the Fund
from which such shares are to be redeemed, (c) identify the
shareholder's account
number and (d) be signed by each registered owner exactly as the shares are
registered. Any signature appearing on a redemption request
must be guaranteed
by a domestic bank, a savings and loan institution, a
domestic credit union,
a member bank of the Federal Reserve System or a member firm of a national securities
exchange. The Fund's    Transfer Agent     may require
additional supporting documents
for redemptions made by corporations, executors,
   administrators    , trustees and
guardians. A redemption request will not be deemed to be
properly received until
the Fund's    Transfer Agent     receives all required
documents in proper form.

CONTINGENT DEFERRED SALES CHARGE
ON CDSC SHARES

A CDSC payable to Lehman Brothers is imposed on any redemption of CDSC Shares, however effected, that causes the current value of a shareholder's CDSC Share account to fall below the dollar amount of all payments by the shareholder for the purchase of CDSC Shares ("purchase payments") during the preceding two years.
No charge is imposed to the extent that the net asset value of the CDSC Shares redeemed does not exceed (a) the current net asset value of CDSC Shares purchased through reinvestment of dividends or capital gains distributions, plus (b) the current net asset value of CDSC Shares purchased more than two years prior to the redemption, plus (c) increases in the net asset value of the shareholder's
CDSC Shares above the purchase payments made during the preceding two years.

In circumstances in which the CDSC is imposed, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment was made, all purchase payments made during a month will be aggregated and deemed to have been made on the last
Friday of the preceding Lehman Brothers statement month. The Fund's CDSC Shares will be deemed to have been purchased on the same date as the shares of the funds which have been exchanged through a CDSC Fund Exchange. The following table sets forth the rates of the CDSC for redemptions of CDSC Shares:


YEAR SINCE PURCHASE
PAYMENT WAS MADE
CDSC
First
2.00%
Second
1.00%
Third
0.00%

The purchase payment from which a redemption of CDSC Shares is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected. In the case of redemptions of shares of other funds in the Lehman
Brothers Group of Funds issued in exchange for CDSC Shares of the Fund, the term "purchase payments" refers to the purchase payments for the shares given in exchange. In the event of an exchange of shares of funds with differing CDSC schedules, the shares will be, in all cases, subject to the higher CDSC schedule.
See "Exchange Privilege."

WAIVERS OF CDSC. The CDSC will be waived on: (a) exchanges
(see "Exchange
Privilege"); (b) redemptions of shares following the death or disability of the shareholder; (c) redemptions of shares in connection with certain post-retirement distributions and withdrawals from retirement plans or IRAs;
(d) involuntary redemptions; (e) redemption proceeds from other funds in the
Lehman Brothers Group of Funds that are reinvested within 30 days of the redemption;
(f) redemptions of shares in connection with a combination of any investment company with the Fund by merger, acquisition of assets or otherwise; and (g) redemptions of shares owned by employees of Lehman Brothers and its affiliates.

                            EXCHANGE PRIVILEGE

CDSC    Shares     and Select Shares of the Fund may be
exchanged without charge for
shares of the same class of certain other funds in the Lehman Brothers Group of Funds. In exchanging shares, a shareholder must meet the minimum initial investment requirement of the fund into which the exchange is being made and the shares involved must be legally available for sale in the state where the shareholder resides.

Orders for exchanges will only be accepted on days on which both funds involved determine their respective net asset values. To obtain information regarding the availability of funds into which shares of the Fund may be exchanged, investors should contact a Lehman Brothers Investment Representative.

TAX EFFECT. The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with an exchange.

CDSC. Holders of CDSC Shares may exchange their shares without the imposition of an exchange fee. In the event holders of CDSC Shares of the Fund exchange all or a portion of their CDSC Shares for shares in any of the funds in the
Lehman Brothers Group of Funds imposing a CDSC higher than that imposed by the
Fund on the CDSC Shares, the exchanged shares will be subject to the higher applicable CDSC. Upon an exchange, the new shares will be deemed to have been purchased on the same date as the CDSC Shares which have been exchanged.

ADDITIONAL INFORMATION REGARDING THE EXCHANGE PRIVILEGE.
Shareholders
exercising    this exchange privilege should review the
prospectus of the fund
they are exchanging into carefully prior to making an
exchange. The Fund's
Distributor     reserves the right to reject any exchange
request. The exchange
privilege may be modified or terminated at any time after
notice to shareholders.
For further information regarding the exchange privilege or
to obtain    current
prospectuses, investors should contact the Fund at 1-800-
861-4171.

                            VALUATION OF SHARES

The net asset value per share of each class    of the
Fund     is calculated on each
day, Monday through Friday, except on days on which the
   New York Stock Exchange
(the "NYSE")     or the Federal Reserve Bank of Boston is
closed. Currently one
or both of these institutions are scheduled to be closed on
the customary national
business holidays of New Year's Day, Martin Luther King, Jr's. Birthday (observed),
Presidents' Day (observed), Good Friday, Memorial Day
(observed), Independence
Day, Labor Day, Columbus Day (observed), Veterans Day,
Thanksgiving and Christmas
and on the preceding Friday or subsequent Monday when one of these holidays
falls on a Saturday or Sunday, respectively. The net asset
value per share of
each class of the Fund is    calculated at noon, Eastern
time, on each day on which
the Fund computes its net asset value. The     net asset
value per share of each
class of the Fund is computed by dividing the value of the net assets of the
Fund attributable to the relevant class of shares by the total number of shares of that class outstanding. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that it can do so on a continuing basis. Further information regarding the Fund's valuation policies is contained in the Statement of Additional
Information.

                          MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the
direction of the
Company's Board of Directors. The Board of Directors
approves all significant
agreements between the Company and the persons or companies
that furnish services
to the Fund, including agreements with its Distributor,
Investment Adviser,
Administrator,    Custodian and Transfer Agent    . The day-
to-day operations of the
Fund are delegated to its Investment Adviser and
Administrator. One of the    Directors
and all of the Company's officers are affiliated with Lehman
Brothers,    First
Data Investor Services Group, Inc. ("First Data," formerly known as The Shareholder
Services Group, Inc.)     or one of their affiliates. The
Statement of Additional
Information relating to the Fund contains general background information regarding
each    Director     and executive officer of the Company.

INVESTMENT ADVISER--LEHMAN BROTHERS
GLOBAL ASSET MANAGEMENT INC.

   LBGAM     serves as the Investment Adviser to the Fund.
LBGAM, together with other
Lehman Brothers investment advisory affiliates, had
approximately    $11.7     billion
in assets under management as of September 30,    1995    .
Subject to the supervision
and direction of the Company's Board of Directors, LBGAM
manages the Fund's
portfolio in accordance with the Fund's investment objective and policies, makes
investment decisions for the Fund and places orders to purchase and sell securities.
As compensation for the services of LBGAM as Investment
Adviser to the Fund,
LBGAM is entitled to receive a monthly fee from the Fund at
the annual rate
of 0.30% of the value of the Fund's average daily net
assets.    During the fiscal
year ended July 31, 1995, LBGAM received a fee of 0.22% of the value of the
Fund's average daily net assets.

LBGAM is located at 3 World Financial Center, New York, New
York 10285. LBGAM
is a wholly-owned subsidiary of Lehman Brothers Holdings
Inc. ("Holdings").

ADMINISTRATOR AND TRANSFER AGENT --
   FIRST DATA INVESTOR SERVICES GROUP, INC.

   First Data    , located at 53 State Street, Boston,
Massachusetts 02109, serves
as the Fund's Administrator and    Transfer Agent. First
Data     is a wholly-owned
subsidiary of First Data Corporation. As Administrator,
   First Data     calculates
the net asset value of the Fund's shares and generally
assists in all aspects
of the Fund's administration and operation. As compensation
for    First Data's
services as Administrator,    First Data     is entitled to
receive a monthly fee from
the Fund at the annual rate of 0.20% of the value of the
Fund's average daily
net assets.    First Data     is also entitled to a monthly
fee from the Fund for its
services as    Transfer Agent    .

On May 6, 1994,    First Data     acquired the third party
mutual fund administration
business of The Boston Company Advisors, Inc., an indirect
wholly-owned subsidiary
of Mellon Bank Corporation ("Mellon"). In connection with
this transaction,
Mellon assigned to    First Data     its agreement with
Lehman Brothers    (then named
Shearson Lehman Brothers Inc.)     that Lehman Brothers and
its affiliates, consistent
with their fiduciary duties and assuming certain service
quality standards are
met, would recommend    First Data     as the provider of
administration services to
the Fund. This duty to recommend expires on May 21, 2000.

DISTRIBUTOR AND PLAN OF DISTRIBUTION

Lehman Brothers, located at 3 World Financial Center, New
York, New York 10285,
is the Distributor of the Fund's shares. Lehman Brothers, a leading full service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world.

The Company has adopted a plan of distribution with respect
to each class of
the Fund (the "Plan of Distribution") pursuant to Rule 12b-1 under the 1940
Act. Under the Plan of Distribution, the Fund has agreed
with respect to the
Select    Shares and the CDSC Shares     to pay Lehman
Brothers monthly for advertising,
marketing and distributing its shares at an annual rate of
0.25% of its average
daily net assets. Under the Plan of Distribution, Lehman
Brothers may retain
all or a portion of the payments made to it pursuant to the
Plan and may make
payments to its Investment Representatives or Introducing
Brokers that engage
in the sale of such classes of Fund shares. The Plan of
Distribution also provides
that Lehman Brothers may make payments to assist in the
distribution of each
class of the Fund's shares out of the other fees received by it or its affiliates
from the Fund, its past profits or any other sources
available to it. From time
to time, Lehman Brothers may waive receipt of fees under the
Plan of Distribution
while retaining the ability to be paid under such Plan
thereafter. The fees
payable to Lehman Brothers under the Plan of Distribution for advertising, marketing and distributing such shares of the Fund and payments by
Lehman Brothers to
its Investment Representatives or Introducing Brokers are
payable without regard
to actual expenses incurred. Lehman Brothers Investment
Representatives and
any other person entitled to receive compensation for
selling    or servicing shares
of the Fund may receive different levels of compensation for selling or servicing one particular class of shares in the Fund over another.

CUSTODIAN--BOSTON SAFE DEPOSIT
AND TRUST COMPANY

   Boston Safe Deposit and Trust Company ("Boston
Safe"),     an indirect wholly-owned
subsidiary of Mellon, is located at One Boston Place,
Boston, Massachusetts
02108 and serves as the Fund's Custodian.    Under the terms
of the Stock Purchase
Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston
Safe as custodian of mutual funds affiliated with Lehman
Brothers until May
21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

EXPENSES

The Fund's expenses include taxes, interest, fees and
salaries of the directors
and officers who are not directors, officers or employees of the Fund's service
contractors, SEC fees, state securities qualification fees,
costs of preparing
and printing prospectuses for regulatory purposes and for
distribution to existing
shareholders, advisory and administration fees, charges of
the custodian, transfer
agent and dividend disbursing agent, certain insurance
premiums, outside auditing
and legal expenses, costs of shareholder reports and
shareholder meetings and
any extraordinary expenses. The Fund also pays for brokerage fees and commissions
(if any) in connection with the purchase and sale of
portfolio securities. Fund
expenses are allocated to a particular class based on either expenses identifiable
to the class or relative net assets of the    class and the
other classes     of Fund
shares. LBGAM and    First Data     have agreed to reimburse
the Fund to the extent
required by applicable state law for certain expenses that are described in the Statement of Additional Information relating to the Fund.

                                 DIVIDENDS

The Fund declares dividends from its net investment income
(i.e., income other
than net realized long- and short-term capital gains) on
each day the Fund is
open for business and pays dividends monthly. Distributions
of net realized
long- and short-term capital gains, if any, are declared and paid annually after
the close of the Fund's fiscal year in which they have been
earned. Unless a
shareholder instructs the Fund to pay dividends or capital
gains distributions
in cash and credit them to the shareholder's account at
Lehman Brothers, dividends
and distributions from the Fund will be reinvested
automatically in additional
shares of the same class of the Fund at net asset value.
Shares redeemed during
the month are entitled to dividends declared up to,    but
not including, the date
of redemption, and purchased shares will be entitled to dividends and distributions declared on the day the purchase order becomes
effective.     The Fund does not
expect to realize net long-term capital gains.

                                   TAXES

The Fund will be treated as a separate entity for federal
income tax purposes,
and thus the provisions of the Code applicable to regulated
investment companies
generally will be applied to each series of the Company
separately, rather than
to the Company as a whole. In addition, net realized long-
term capital gains,
net investment income and operating expenses will be
determined separately for
each series of the Company. The Fund intends to qualify each year as a "regulated
investment company" under    Subchapter M of     the Code. A
regulated investment company
is exempt from federal income tax on amounts distributed to its shareholders.

Qualification as a regulated investment company under the
Code for a taxable
year requires, among other things, that the Fund distribute
to its shareholders
each taxable year (a) at least 90% of its investment company taxable income
for such year and (b) at least 90% of the excess of its tax-
exempt interest
income over certain deductions disallowed with respect to
such income. In general,
the Fund's investment company taxable income will be its
taxable income (including
dividends and short-term capital gains, if any) subject to
certain adjustments
and excluding the excess of any net long-term capital gain
for the taxable year
over the net short-term capital loss, if any, for such year.
The Fund intends
to distribute substantially all of its investment company
taxable income each
year. Such distributions will be taxable as ordinary income
to Fund shareholders
who are not currently exempt from federal income taxes,
whether such income
is received in cash or reinvested in additional
shares.        It is anticipated that
none of the Fund's distributions will be eligible for the
dividends received
deduction for corporations. The Fund does not expect to
realize long-term capital
gains and, therefore,    does     not contemplate payment of
any "capital gain dividends"
as described in the Code.

   The Fund may hold without limit certain private activity bonds issued after
August 7, 1986. Shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their federal alternative minimum taxable income for purposes of determining liability (if any) for the federal alternative minimum tax.
Noncorporate taxpayers, depending on their individual tax status, may be subject to alternative minimum tax at a blended rate between 26% and 28%. Corporate taxpayers may be subject to (1) alternative minimum tax at a rate of 20% of the excess of their alternative minimum taxable income over the exemption amount, and (2) the environmental tax. Corporate investors must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of 0.12% on the excess of the corporation's modified federal alternative minimum taxable income over
$2,000,000. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

   Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made.
Dividends declared in October,
November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Dividends paid by the Fund which are derived from exempt-interest income may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed.
(See the Statement of Additional Information under
"Additional Information
Concerning Taxes.")

To the extent, if any, dividends paid to shareholders by the Fund are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes. Under state or local law, the Fund's distributions of net investment income may be taxable to investors as dividend income though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

   Shareholders will be advised at least annually as to the federal income tax status of distributions made to them each year.

The foregoing discussion is only a brief summary of some of
the important federal
tax considerations generally affecting the Fund and its
shareholders.        No attempt
is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

                                  YIELDS

From time to time, the "yields,"    "effective yields"
and "tax-equivalent yields"
for shares of each class of shares of the Fund may be quoted in advertisements
or in reports to shareholders. Yield quotations are computed separately for
each class of shares of the Fund. The "yield" quoted in
advertisements for each
class of the Fund's shares refers to the income generated by an investment in
that class over a specified period (such as a seven-day
period) identified in
the advertisement. This income is then "annualized"; that
is, the amount of
income generated by the investment during that period is
assumed to be generated
each such period over a 52-week or one-year period and is
shown as a percentage
of the investment. The "effective yield" is calculated
similarly but, when
annualized, the income earned by an investment in a given
   class     of shares is
assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.
The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after tax yield equivalent to the Fund's tax-free yield. It is calculated by increasing the yield (calculated as above) by the amount necessary to reflect the payment of federal taxes at a stated rate. The "tax-equivalent yield" will always be higher than the "yield."

The Fund's yields may be compared to those of other mutual funds with similar objectives, to bond or other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. For example, such data are reported in national financial publications such as IBC/Donoghue's
Money Fund Report(R), Ibbotson Associates of Chicago, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Service, Inc.
and publications of a local or regional nature.

The Fund's yield figures represent past performance, will
fluctuate and should
not be considered as representative of future results. The
yield of any investment
is generally a function of portfolio quality and maturity,
type of investment
and operating expenses. The methods used to compute the
yields on each class
of the Fund's shares are described in more detail in the
Statement of Additional
Information. Investors may call    1-800-861-4171     to
obtain current yield
information.

                          ADDITIONAL INFORMATION

The Company was incorporated under the laws of the State of
Maryland on May
5, 1993. The authorized capital stock of the Company
consists of 10,000,000,000
shares having a par value of $.001 per share. The Company's
Charter currently
authorizes the issuance of several series of shares,
corresponding to shares
of the Fund as well as shares of the other investment
portfolios of the Company
   and multiple classes of shares in each series.     The
Company's Board of Directors
may, in the future, authorize the issuance of additional series of capital stock representing shares of additional investment portfolios or additional classes of shares of the Fund or the Company's other investment portfolios.

The    Company's Board of Directors     has authorized the
establishment of    multiple
classes of shares in the Fund. This Prospectus relates only
to Select Shares
and CDSC Shares, two classes of shares that the Fund is
authorized to issue,
and the Fund may offer other classes of shares. The
categories of investors
that are eligible to purchase shares may be different for
each class of Fund
shares. In addition, other classes of Fund shares may be
subject to differences
in sales charge arrangements, exchange privileges, ongoing
distribution and
service fee levels, and levels of certain other expenses,
which may affect the
relative performance of the different classes of Fund
shares.     Certain Fund expenses,
such as transfer agency expenses, are allocated separately
to each class of
the Fund's shares based on expenses identifiable by
class.    Investors may call
the Company at 1-800-861-4171 to obtain additional information about other classes of shares of the Fund that are offered.

   The shares of each class of the Fund represent interests in the Fund in proportion
to their relative net asset values.     All shares of the
Company have equal voting
rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Under the corporate law of Maryland, the Company's state of incorporation, and the Company's By-Laws (except as required under the 1940 Act), the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors. Shareholders, however, do have the right to call for a meeting to consider the removal of one or more of the Company's directors if such a request is made, in writing, by the holders of at least 10% of the Company's outstanding voting securities.

All shares of the Company, when issued, will be fully paid and nonassessable.

The Fund sends shareholders a semi-annual and audited annual report, which includes listings of investment securities held by the Fund at the
end of the period
covered. In an effort to reduce the Fund's printing and
mailing costs, the Fund
may consolidate the mailing of its semi-annual and annual
reports by household.
This consolidation means that a household having multiple
accounts with the
identical address of record would receive a single copy of each report. In addition, the Fund may consolidate the mailing of its Prospectus so
that a shareholder
having multiple accounts    would receive a single
Prospectus annually. Any
shareholder who does not want this consolidation to apply to his or her account
should contact his or her Lehman Brothers Investment
Representative or the Fund's
Transfer Agent.     Shareholders may direct inquiries
regarding the Fund to their
Lehman Brothers Investment Representatives.

                              LEHMAN BROTHERS
                                MEMBER SIPC

            3 WORLD FINANCIAL CENTER, NEW YORK, NEW YORK
10285
   LBP215K5



Lehman Brothers Municipal Income Fund


Prospectus
	 November 29, 1995


This Prospectus describes Lehman Brothers Municipal Income Fund (the "Fund"), a separate, diversified money market portfolio of Lehman Brothers Funds, Inc. (the "Company"), an open-end management investment company. This Prospectus relates to Global Clearing Shares, a class of shares offered by the Fund.

[Continued on next page.]

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve certain investment risks, including the possible loss of principal. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

Lehman Brothers Inc. ("Lehman Brothers" or the "Distributor") sponsors the Fund and acts as Distributor of the Fund's shares. Lehman Brothers Global Asset Management Inc. ("LBGAM" or the "Investment Adviser") serves as the Fund's Investment Adviser. The Fund's address is 3 World Financial Center, New York, New York 10285. Yield and other information regarding the Fund may be obtained by calling 1-800-861-4171.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated November 29, 1995, as may be amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling 1-800-861-4171. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.

_____________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_____________

LEHMAN BROTHERS


[Continued from previous page.]

The Fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in short-term tax-exempt obligations issued by state and local governments and tax-exempt derivative securities. All or a portion of the Fund's dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes.

_____________

TABLE OF CONTENTS


P
a
g
e


Benefits to Investors
3


Background and Expense Information
3


Investment Objective and Policies
4


Purchase of Shares
1
0


Redemption of Shares
1
1


Exchange Privilege
1
2


Valuation of Shares
1
2


Management of the Fund
1
3


Dividends
1
4


Taxes
1
5


Yields
1
6


Additional Information
1
7



_____________

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.




Benefits to Investors


The Fund offers investors several important benefits:

o 	A professionally managed portfolio of high quality
money market instruments exempt from federal income taxes, providing investment diversification that is otherwise beyond the means of many individual investors.

o 	Investment liquidity through convenient purchase and
redemption procedures.

o	Stability of principal through maintenance of a constant
net asset value of $1.00 per share (although there is no assurance that it can do so on a continuing basis).

o 	A convenient way to invest without the administrative
and recordkeeping burdens normally associated with the direct ownership of securities.


Background and Expense Information


The Fund is authorized to offer multiple classes of shares.
One class of shares, Global Clearing Shares, is offered by this Prospectus. Each share of the Fund accrues income in the same manner, but certain expenses differ based upon the class. See "Additional Information." The following Expense
Summary lists the costs and estimated expenses that a shareholder can expect to incur as an investor in Global
Clearing Shares of the Fund based upon estimated operating expenses for the current fiscal year.

Expense Summary


SHAREHOLDER TRANSACTION EXPENSES
GLO
BAL
CLE
ARI
NG
SHA
RES

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)




Advisory Fees [after waivers]*

____
%

Rule 12b-1 Fees [after waivers]**
____
%

Other Expenses - including Administration Fees
[after waivers]

____
%

Total Fund Operating Expenses
[after waivers]

____
%



*	Reflects voluntary waivers of advisory fees, which
will not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of advisory fees to average net assets would be ____%.

**	Reflects voluntary waivers of Rule 12b-1 fees, which
will not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of Rule 12b-1 fees to average net assets would be ____%.

   	As of the date of this Prospectus, the Fund had not commenced selling Global Clearing Shares to the public. The amount set forth for "Other Expenses" is, therefore, based on estimates for the current fiscal year after giving effect to voluntary waivers of administration fees, which will not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of other expenses to average net assets would be ____%.

  	Absent the voluntary waivers referred to above, the ratio of total fund operating expenses to average net assets would be ____%.

Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and complete redemption at the end of each time period:


1

Y
E
A
R

3

Y
E
A
R


Global Clearing Shares:
$
_
_
_
_

$
_
_
_
_



The foregoing should not be considered a representation of actual expenses and rates of return, which may be greater or less than those shown. The foregoing table has not been audited by the Fund's independent auditors.

Long-term holders of mutual fund shares which bear 12b-1 fees, such as Global Clearing Shares, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


Investment Objective and Policies


The Fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with stability of principal. All or a portion of the Fund's dividends may be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

The Fund will limit its portfolio investments to securities that are determined by its Investment Adviser to present minimal credit risks pursuant to guidelines established by the Company's Board of Directors and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

In pursuing its investment objective, the Fund, which operates as a diversified investment company, invests substantially all of its assets in a diversified portfolio of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively "Municipal Obligations"). Except as described below, the Fund will not knowingly purchase securities the interest on which is subject to federal income tax. (See, however, "Taxes" below concerning the treatment of dividends paid by the Fund for purposes of the federal alternative minimum tax applicable to particular categories of investors.)

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund from tax-exempt derivative securities are rendered by bond counsel to the respective sponsors of such securities. The Fund and its Investment Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities or the bases for such opinions.

Except during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Obligations. The Fund may hold uninvested cash reserves pending investment and during temporary defensive periods including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. In addition to or in lieu of holding uninvested cash reserves under the aforementioned circumstances, the Fund may elect to invest in high quality, short-term instruments, including U.S. Government and U.S. and non-U.S. bank and commercial obligations, and repurchase agreements with respect to such instruments, the income from which is subject to federal income tax.

Types of Municipal Obligations

The two principal classifications of Municipal Obligations that may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

Although the Fund may invest more than 25% of its net assets in (a) Municipal Obligations whose issuers are in the same state and (b) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, are issued by issuers located in the same state or are private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

INVESTMENT LIMITATIONS

The investment limitations enumerated below, as well as the Fund's policy with respect to investing at least 80% of its total assets in Municipal Obligations, are fundamental and may not be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The Fund's investment objective and the other investment policies described herein may be changed by the Board of Directors at any time. If there is a change in the investment objective of the Fund, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. (A complete list of the Fund's investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.") The percentage limitations set forth below, as well as those contained elsewhere in this Prospectus and the Statement of Additional Information, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage limitation.

*	The Fund may not borrow money, except from banks for
temporary purposes and then in amounts not exceeding one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of such borrowing. Additional investments will not be made by the Fund when borrowings exceed 5% of its total assets.

*	The Fund may not purchase any securities which would
cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Government securities or Municipal Obligations (other than those backed only by the assets and revenues of non-governmental users).

*	The Fund may not purchase the securities of any one
issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

OTHER INVESTMENT PRACTICES

Floating and Variable Rate Notes. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Such notes might not be actively traded in a secondary market but, in some cases, the Fund may be able to resell such notes in the dealer market. Variable and floating rate notes typically are rated by credit rating agencies, and their issuers must satisfy the same quality criteria as set forth above. The Fund invests in variable or floating rate notes only when the Investment Adviser deems the investment to involve minimal credit risk.

Certain of the floating or variable rate notes that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Where necessary to ensure that such a note is an Eligible Security, the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional third-party letter or line of credit, guarantee or commitment to lend. If a floating or variable rate demand note is not actively traded in a secondary market, it may be difficult for the Fund to dispose of the note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While, in general, the Fund will invest only in securities that mature within thirteen months of purchase, the Fund may invest in floating or variable rate demand notes which have nominal maturities in excess of thirteen months, if such instruments carry demand features that comply with conditions established by the SEC.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a "when-issued" or delayed delivery basis. When-issued and delayed delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund generally will not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.
The Fund expects that commitments to purchase when-issued and delayed delivery securities will not exceed 25% of the value of its total assets absent unusual market conditions.
The Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. When the Fund purchases securities on a when-issued or delayed delivery basis, it will set aside securities or cash with its Custodian equal to the payment that will be due.

Tender Option Bonds. The Fund may purchase tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a maturity longer than 13 months and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by remarketing or similar agent at or near the commencement of such period, that would cause the securities coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-end tax-exempt rate. LBGAM will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

Municipal Lease Obligations. The Fund may invest in municipal obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "municipal lease obligations") of a municipal authority or entity. Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation municipal lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize the special risks associated with such securities by not investing more than 10% of its assets in municipal lease obligations that contain non-appropriation clauses, and by only investing in those non-appropriation leases where (a) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (b) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (c) the lease obligor has maintained good market acceptability in the past, (d) the investment is of a size that will be attractive to institutional investors, and (e) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. Municipal lease obligations provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Fund.

Custodial Receipts and Certificates. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both, on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Participation Interests. The Fund may purchase participation certificates issued by a bank, insurance company or other financial institution in obligations owned by such institutions or affiliated organizations that may otherwise be purchased by the Fund, and loan participation certificates. A participation certificate gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such participation certificates may carry a demand feature that would permit the holder to tender them back to the issuer or to a third party prior to maturity. See "Floating and Variable Rate Notes" for additional information with respect to demand instruments that may be purchased by the Fund. The Fund may invest in participation certificates even if the underlying obligations carry stated maturities in excess of thirteen months, upon compliance with certain conditions contained in Rule 2a-7. Loan participation certificates are considered by the Fund to be "illiquid" for purposes of its investment policies with respect to illiquid securities as set forth under "Illiquid Securities" below.

Illiquid Securities. The Fund will not knowingly invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement exemption" from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the 10% limitation on investment in illiquid securities. The Fund's Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies - Additional Information on Portfolio Instruments and Investment Practices - Illiquid and Restricted Securities" in the Statement of Additional Information.

Repurchase Agreements. The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price
("repurchase agreements"). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations described above. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Other Money Market Funds. The Fund may invest up to 10% of the value of its total assets in shares of other money market funds. The Fund will invest in other money market funds only if such funds are subject to the requirements of Rule 2a-7 and are considered to present minimal credit risks. The Fund's Investment Adviser will monitor the policies and investments of other money market funds in which it invests, based on information furnished to shareholders of those funds, with respect to their compliance with their investment objectives and Rule 2a-7. By investing in another money market fund, the Fund bears a ratable share of the money market fund's expenses, as well as continuing to bear the Fund's advisory and administrative fees with respect to the amount of the investment.

Stand-by Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities held in its portfolio. In a put transaction, the Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. In the event that the party obligated to purchase the underlying security from the Fund defaults on its obligation to purchase the underlying security, then the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Acquisition of puts will have the effect of increasing the cost of securities subject to the put and thereby reducing the yields otherwise available from such securities.

Loans of Portfolio Securities. The Fund may lend its portfolio securities consistent with its investment policies. The Fund may lend portfolio securities against collateral, consisting of cash or securities which are consistent with its permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no limitation on the amount of securities that may be loaned. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loans justifies the attendant risks.

STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Fund will not actively trade in STRIPS. The Fund will limit investments in STRIPS to 20% of its total assets.


Purchase of Shares


Purchases of Global Clearing Shares may only be made through certain brokers that clear transactions through Lehman Brothers on a fully disclosed basis (an "Introducing Broker"). Introducing Brokers through whom Global Clearing Shares are purchased may charge fees for their services. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time.

The minimum initial investment in Global Clearing Shares of the Fund is $5,000 and the minimum subsequent investment is $1,000. For participants with an automatic purchase arrangement in connection with their brokerage accounts, there is no minimum initial or subsequent investment. The
Fund reserves the right at any time to vary the initial and subsequent investment minimums. No certificates are issued for Fund shares.

The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order for Global Clearing Shares becomes effective when the Fund's Transfer Agent receives from the Introducing Broker sufficient federal funds to cover the purchase price and will be priced at the net asset value next determined after the Fund's Transfer Agent receives such federal funds. See "Valuation of Shares." Investors should note that there may be a delay between the time when an Introducing Broker receives purchase proceeds and the time when those proceeds are transmitted to the Fund and that the Introducing Broker may benefit from the use of temporarily uninvested funds.
Shares will begin to accrue income dividends on the day the purchase order becomes effective.


Redemption of Shares


Holders of Global Clearing Shares may redeem their shares without charge on any day on which the Fund calculates its net asset value. Redemption requests received in proper form prior to noon, Eastern time, on any day the Fund calculates its net asset value will be priced at the net asset value per share determined at noon on that day and redemption requests received after such time will be priced at the net asset value next determined. The Fund will normally transmit redemption proceeds on Global Clearing
Shares for credit to the shareholder's account at the Introducing Broker at no charge on the day following the receipt of the redemption request.

A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to 15 days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with federal funds by bank wire or with a certified or cashier's check.

Shareholders who purchase securities through an Introducing Broker may take advantage of special redemption procedures under which Fund shares will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with the Introducing Broker. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of Global Clearing Shares necessary to cover the debit will be redeemed automatically as of the settlement date, which currently occurs three business days after the trade date. Shareholders not wishing to participate in these arrangements should notify their Introducing Brokers.

A Fund account that is reduced by a shareholder to a value of $1,000 or less may be subject to redemption by the Fund, but only after the shareholder has been given at least 30 days in which to increase the account balance to more than $1,000. In addition, the Fund may redeem shares involuntarily or suspend the right of redemption as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), as described in the Statement of Additional Information under "Additional Purchase and
Redemption Information."

Requests for the redemption of Global Clearing Shares must be made through an Introducing Broker. Shares held by an Introducing Broker on behalf of investors may be redeemed by submitting a written request for redemption to the Fund's Transfer Agent:

    	Lehman Brothers Funds, Inc.
	c/o First Data Investor Services Group, Inc.
	P.O. Box 9184
	Boston, Massachusetts 02009-9184

A written redemption request to the Fund's Transfer Agent must (a) state the class and number of shares to be redeemed, (b) indicate the name of the Fund from which such shares are to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a redemption request must be guaranteed by a domestic bank, a savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange. The Fund's Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the Fund's Transfer Agent receives all required documents in proper form.


Exchange Privilege


Global Clearing Shares of the Fund may be exchanged without charge for shares of the same class of certain other funds offered by Lehman Brothers through an Introducing Broker. In exchanging shares, a shareholder must meet the minimum initial investment requirement of the fund into which the exchange is being made and the shares involved must be legally available for sale in the state where the shareholder resides.

Orders for exchanges will only be accepted on days on which both funds involved determine their respective net asset values. To obtain information regarding the availability of funds into which shares of the Fund may be exchanged, investors should contact their Investment Representatives.

Tax Effect. The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with an exchange.

Additional Information Regarding the Exchange Privilege.
Shareholders exercising this exchange privilege should review the prospectus of the fund they are exchanging into carefully prior to making an exchange. The Fund's
Distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders. For further information regarding the exchange privilege or to obtain current prospectuses, investors should contact the Fund at 1-800-861-4171.


Valuation of Shares


The net asset value of a Global Clearing Share is calculated on each day, Monday through Friday, except on days on which the New York Stock Exchange (the "NYSE") or the Federal Reserve Bank of Boston is closed. Currently one or both of these institutions are scheduled to be closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr's. Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per Global Clearing Share is calculated at noon, Eastern time, on each day on which the Fund computes its net asset value. The net asset value per Global Clearing Share is computed by dividing the value of the net assets of the Fund attributable to the Global Clearing Shares by the total number of such shares outstanding. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that it can do so on a continuing basis. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.




Management of the Fund


The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and the persons or companies that furnish services to the Fund, including agreements with its Distributor, Investment Adviser, Administrator, Custodian and Transfer
Agent. The day-to-day operations of the Fund are delegated to its Investment Adviser and Administrator. One of the Directors and all of the Company's officers are affiliated with Lehman Brothers, First Data Investor Services Group,
Inc. ("First Data," formerly known as The Shareholder
Services Group, Inc.) or one of their affiliates. The
Statement of Additional Information relating to the Fund contains general background information regarding each Director and executive officer of the Company.

INVESTMENT ADVISER - LEHMAN BROTHERS GLOBAL ASSET
MANAGEMENT INC.

LBGAM serves as the Investment Adviser to the Fund. LBGAM, together with other Lehman Brothers investment advisory affiliates, had approximately $11.7 billion in assets under management as of September 30, 1995. Subject to the supervision and direction of the Company's Board of Directors, LBGAM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund and places orders to purchase and sell securities. As compensation for the services of LBGAM as Investment Adviser to the Fund, LBGAM is entitled to receive a monthly fee from the Fund at the annual rate of 0.30% of the value of the Fund's average daily net assets. During the fiscal year ended July 31, 1995, LBGAM received a fee of 0.22% of the value of the Fund's average daily net assets.

LBGAM is located at 3 World Financial Center, New York, New
York 10285. LBGAM is a wholly-owned subsidiary of Lehman
Brothers Holdings Inc. ("Holdings").

ADMINISTRATOR AND TRANSFER AGENT -
FIRST DATA INVESTOR SERVICES GROUP, INC.

First Data, located at 53 State Street, Boston, Massachusetts 02109, serves as the Fund's Administrator and Transfer Agent. First Data is a wholly-owned subsidiary of First Data Corporation. As Administrator, First Data calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for First Data's services as Administrator, First Data is entitled to receive a monthly fee from the Fund at the annual rate of 0.20% of the value of the Fund's average daily net assets. First Data is also entitled to a monthly fee from the Fund for its services as Transfer Agent.

On May 6, 1994, First Data acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with this transaction, Mellon assigned to First Data its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend First Data as the provider of administration services to the Fund. This duty to recommend expires on May 21, 2000.

DISTRIBUTOR AND PLAN OF DISTRIBUTION

Lehman Brothers, located at 3 World Financial Center, New
York, New York 10285, is the Distributor of the Fund's shares. Lehman Brothers, a leading full service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world.

The Company has adopted a plan of distribution with respect to each class of the Fund (the "Plan of Distribution") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan of Distribution, the Fund has agreed with respect to the Global Clearing Shares to pay Lehman Brothers monthly for advertising, marketing and distributing its shares at an annual rate of up to 0.50% of its average daily net assets. Under the Plan of Distribution, Lehman Brothers may retain all or a portion of the payments made to it pursuant to the Plan and may make payments to its Investment Representatives or Introducing Brokers that engage in the sale of such classes of Fund shares. The Plan of Distribution also provides that Lehman Brothers may make payments to assist in the distribution of each class of the Fund's shares out of the other fees received by it or its affiliates from the Fund, its past profits or any other sources available to it. From time to time, Lehman Brothers may waive receipt of fees under the Plan of Distribution while retaining the ability to be paid under such Plan thereafter. The fees payable to Lehman Brothers under the Plan of Distribution for advertising, marketing and distributing such shares of the Fund and payments by Lehman Brothers to its Investment Representatives or Introducing Brokers are payable without regard to actual expenses incurred. Investment Representatives of Lehman Brothers, Introducing Brokers and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation for selling or servicing one particular class of shares in the Fund over another.

CUSTODIAN - BOSTON SAFE DEPOSIT AND TRUST COMPANY

Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston, Massachusetts 02108, and serves as the Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe as custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

EXPENSES

The Fund's expenses include taxes, interest, fees and salaries of the directors and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian, transfer agent and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. Fund expenses are allocated to a particular class based on either expenses identifiable to the class or relative net assets of the class and the other classes of Fund shares. LBGAM and First Data have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information relating to the Fund.


Dividends


The Fund declares dividends from its net investment income (i.e., income other than net realized long- and short-term capital gains) on each day the Fund is open for business and pays dividends monthly. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the close of the Fund's fiscal year in which they have been earned. Unless a shareholder instructs the Fund to pay dividends or capital gains distributions in cash and credit them to the shareholder's brokerage account, dividends and distributions from the Fund will be reinvested automatically in additional shares of the same class of the Fund at net asset value. Shares redeemed during a month will be entitled to dividends up to, but not including, the date of redemption, and purchased shares will be entitled to dividends and distributions declared on the day the purchase order becomes effective. The Fund does not expect to realize net long-term capital gains.


Taxes


The Fund will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each series of the Company separately, rather than to the Company as a whole. In addition, net realized long-term capital gains, net investment income and operating expenses will be determined separately for each series of the Company. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its shareholders.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders each taxable year
(a) at least 90% of its investment company taxable income for such year and (b) at least 90% of the excess of its tax-exempt interest income over certain deductions disallowed with respect to such income. In general, the Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. It is not anticipated that a significant portion of the Fund's distributions will be eligible for the dividends received deduction for corporations. The Fund does not expect to realize long-term capital gains and, therefore, does not contemplate payment of any "capital gain dividends" as described in the Code.

The Fund may hold without limit certain private activity bonds issued after August 7, 1986. Shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in determining liability (if any) for the federal alternative minimum tax. Noncorporate taxpayers, depending on their individual tax status, may be subject to alternative minimum tax at a blended rate between 26% and 28%. Corporate taxpayers may be subject to (1) alternative minimum tax at a rate of 20% of the excess of their alternative minimum taxable income over the exemption amount, and (2) the environmental tax. Corporate investors must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of 0.12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Dividends paid by the Fund which are derived from exempt-interest income may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the Statement of Additional Information under "Additional Information
Concerning Taxes.")

To the extent, if any, dividends paid to shareholders by the Fund are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes. Under state or local law, the Fund's distributions of net investment income may be taxable to investors as dividend income though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Shareholders will be advised at least annually as to the federal income tax status of distributions made to them each year.

_____________

The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.


Yields


From time to time, the "yields," "effective yields" and "tax-equivalent yields" for Global Clearing Shares of the Fund may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares of the Fund. The "yield" quoted in advertisements for Global Clearing Shares of the Fund refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized"; that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Global Clearing Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after tax yield equivalent to the Fund's tax-free yield. It is calculated by increasing the yield (calculated as above) by the amount necessary to reflect the payment of federal taxes at a stated rate. The "tax-equivalent yield" will always be higher than the "yield."

The Fund's yields may be compared to those of other mutual funds with similar objectives, to bond or other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. For example, such data are reported in national financial publications such as IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, The Wall
Street Journal and The New York Times, reports prepared by Lipper Analytical Service, Inc. and publications of a local or regional nature.

The Fund's yield figures represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The methods used to compute the yields on each class of the Fund's shares are described in more detail in the Statement of Additional
Information. Investors may call 1-800-861-4171 to obtain current yield information.



Additional Information


The Company was incorporated under the laws of the State of Maryland on May 5, 1993. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's Charter currently authorizes the issuance of several series of shares, corresponding to shares of the Fund as well as shares of the other investment portfolios of the Company and multiple classes of shares in each series. The Company's Board of Directors may, in the future, authorize the issuance of additional series of capital stock representing shares of additional investment portfolios or additional classes of shares of the Fund or the Company's other investment portfolios.

The Company's Board of Directors has authorized the establishment of multiple classes of shares in the Fund. This Prospectus relates only to Global Clearing Shares, one class of shares that the Fund is authorized to issue, and the Fund offers other classes of shares. The categories of investors that are eligible to purchase shares may be different for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, exchange privileges, ongoing distribution and service fee levels, and levels of certain other expenses, which may affect the relative performance of the different classes of Fund shares. Certain Fund expenses, such as transfer agency expenses, are allocated separately to each class of the Fund's shares based on expenses identifiable by class. Investors may call the Company at 1-800-861-4171 to obtain additional information about other classes of shares of the Fund that are offered.

The shares of each class of the Fund represent interests in the Fund in proportion to their relative net asset values. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Under the corporate law of Maryland, the Company's state of incorporation, and the Company's By-Laws (except as required under the 1940 Act), the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors. Shareholders, however, do have the right to call for a meeting to consider the removal of one or more of the Company's directors if such a request is made, in writing, by the holders of at least 10% of the Company's outstanding voting securities.

All shares of the Company, when issued, will be fully paid and nonassessable.

The Fund sends shareholders a semi-annual and audited annual report, which includes listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund may consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record would receive a single copy of each report. In addition, the Fund may consolidate the mailing of its Prospectus so that a shareholder having multiple accounts would receive a single Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact the Fund's Transfer Agent. Shareholders may direct inquiries regarding the Fund to their Introducing Broker, or to the Fund at 1-800-861-4171.


































LEHMAN BROTHERS



Member SIPC

3 WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10285


- 18 -
lehman\retail\prospectus\munigc3.doc


lehman\retail\prospectus\munigcs.doc



Lehman Selected Growth
Stock Portfolio

Prospectus
November 29, 1995


No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


Table of Contents

2

Prospectus Summary

4

Background and Expense
Information

5

Financial Highlights

6

Investment Objective and
Policies

1
3

Purchase of Shares

1
4

Redemption of Shares

1
6

Exchange Privilege

1
6

Valuation of Shares

1
7

Management of the Fund

1
9

Dividends

1
9

Taxes

2
1

The Fund's Performance

2
2

Additional Information















LEHMAN BROTHERS



Prospectus

Lehman Selected Growth Stock Portfolio
An Investment Portfolio of Lehman Brothers Funds, Inc.

November 29, 1995

This Prospectus describes the Lehman Selected Growth Stock
Portfolio (the "Fund"), a diversified portfolio of Lehman
Brothers Funds, Inc. (the "Company"), an open-end management investment company.

The Fund's investment objective is to seek long-term capital appreciation. The Fund will, under normal market conditions, invest primarily in equity securities which the Fund's Investment Adviser believes to have the potential for above-average capital appreciation. Such securities will be primarily those of small- and medium-sized companies. Because of the nature of the Fund's investment objective and policies and its ability to leverage its assets, the Fund may be subject to greater investment risks than those assumed by certain other investment companies.

Lehman Brothers Inc. ("Lehman Brothers" or the "Distributor") sponsors the Fund and acts as Distributor of the Fund's shares. Lehman Brothers Global Asset Management Inc. ("LBGAM" or the "Investment Adviser") serves as the Fund's Investment Adviser. The Fund's address is 3 World Financial Center, New York, New York 10285. Performance and other information regarding the Fund may be obtained through a Lehman Brothers Investment Representative or by calling 1-800-861-4171.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated November 29, 1995, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling 1-800-861-4171. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve certain investment risks, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus Summary

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross-references in this summary are to headings in the Prospectus.

Benefits to Investors

	The Fund offers investors several important benefits:

 	a professionally managed portfolio of equity securities having the potential for above-average capital appreciation.

 	investment liquidity through convenient purchase and redemption procedures.

 	a convenient way to invest without the administrative and recordkeeping burdens normally associated with the direct ownership of securities.

 	automatic dividend reinvestment feature, plus exchange privilege with the shares of certain other funds in the Lehman Brothers Group of Funds.

Investment Objective

The Fund's investment objective is to seek long-term capital appreciation. The Fund will, under normal market conditions, invest primarily in equity securities which the Fund's Investment Adviser believes to have the potential for above-average capital appreciation. Although the Fund invests primarily in common stocks, it may also invest in other equity securities, such as convertible securities, preferred stocks and warrants. The equity securities in which the Fund invests will be primarily those of small- and medium-sized companies, although the Fund may invest up to 20% of its total assets in equity securities of larger companies.

Investment Approach

In selecting equity securities with above-average growth potential, the Fund's Investment Adviser employs a disciplined investment methodology under which (i) a fundamental analysis is performed on specific issuers,
(ii) quantitative models are applied to assess the relative attractiveness of issuers with fundamental characteristics deemed to be favorable, (iii) investments are selected in a manner intended to achieve diversification across broad industry sectors, and (iv) investments are monitored on an ongoing basis with respect to fundamental characteristics and quantitative projections. See "Investment Objective and Policies."

Purchase of Shares

The Fund's shares are offered with no sales charge imposed at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") upon redemption as described below. The Fund engages in a continuous offering of its shares. Shares of the Fund may be purchased at the next determined net asset value per share through a brokerage account maintained through Lehman Brothers or through a broker that clears securities transactions through Lehman
Brothers on a fully disclosed basis (an "Introducing
Broker"). See "Purchase of Shares."

Investment Minimums

Investors are subject to a minimum initial investment requirement of $5,000 and a minimum subsequent investment requirement of $1,000. However, for Individual Retirement
Accounts ("IRAs") and Self-Employed Retirement Plans, the minimum initial investment requirement is $2,000 and the minimum subsequent investment requirement is $1,000 and for certain qualified retirement plans, the minimum initial and subsequent investment requirement is $500. See "Purchase of Shares."

Redemption of Shares

The Fund redeems shares at its next determined net asset value, subject to a maximum CDSC of 2% of redemption proceeds during the first year after the date of purchase, 1% of redemption proceeds during the second year, and no CDSC thereafter. See "Redemption of Shares."

Management of the Fund

LBGAM serves as Investment Adviser to the Fund. LBGAM, together with other Lehman Brothers investment advisory affiliates, had approximately $11.7 billion in assets under management as of September 30, 1995. It is contemplated that AMT Capital Advisers, Inc. will assume investment advisory responsibility for the Fund in early 1996. See "Management of the Fund."

Exchange Privilege

Shares of the Fund may be exchanged for shares of certain other funds in the Lehman Brothers Group of Funds. See
"Exchange Privilege."

Dividends and Distributions

The Fund's policy is to distribute its investment income and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year. Dividends and distributions will be reinvested in additional shares of the Fund unless a shareholder requests otherwise. See "Dividends."

Risk Factors and Special Considerations

There is no assurance that the Fund will achieve its investment objectives. Securities of the kinds of companies in which the Fund invests may be subject to significant price fluctuation and above-average risk. In addition, the Fund may from time to time leverage its investments by purchasing securities with borrowed money, in amounts not to exceed 33-1/3% of its total assets (including the amount borrowed) less its liabilities (excluding the amount borrowed). Borrowed money creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. In addition, the Fund may invest up to 15% of its total assets in illiquid securities, invest in derivatives and engage in hedging and certain other investment practices, which may entail certain risks. For a more complete discussion of the risks associated with an investment in the Fund, see "Investment Objective and Policies - Other Investments and Investment Practices" and "- Risk Factors and Special Considerations."

Background and Expense Information

The following Expense Summary lists the costs and expenses that a shareholder can expect to incur as an investor in the Fund, based upon the maximum CDSC and the Fund's operating expenses for the most recent fiscal year.

Expense Summary

Shareholder Transaction Expenses

Maximum CDSC
(as a percentage of redemption proceeds)		2.00%

Annual Fund Operating Expenses
(as a percentage of average net assets)

Advisory Fees (after waivers)*		0.46%
Rule 12b-1 Fees**		1.00%
Other Expenses - including Administration Fees
(after waivers)***		0.64%
Total Fund Operating Expenses
(after waivers)****		2.10%

*	Reflects voluntary waivers of advisory fees, which
will not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of advisory fees to average net assets would have been 0.75%.

**	Lehman Brothers receives an annual 12b-1 fee of 1.00%
of the value of the Fund's average daily net assets, consisting of a 0.75% distribution fee and a 0.25% service fee. See "Management of the Fund - Distributor."

***	Reflects voluntary waivers of administration fees,
which will not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of other expenses to average net assets would have been 0.71%.

****	The amount set forth for "Total Fund Operating
Expenses" reflects the agreement by LBGAM and the Fund's administrator to reimburse the Fund for "Total Fund Operating Expenses" in excess of 2.10% of average net assets, which will not be changed without 60-days prior notice to shareholders. Absent these voluntary expense reimbursements, the ratio of "Total Fund Operating Expenses" to average net assets would have been 2.46%.

The CDSC set forth in the above table is the maximum charge imposed on redemptions of Fund shares, and investors may pay an actual CDSC of less than 2% as described under "Redemption of Shares."




Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


1

Y
E
A
R

3

Y
E
A
R
S

5

Y
E
A
R
S

1
0

Y
E
A
R
S


Expenses, assuming
complete redemption at
end of each time
period*

Expenses, assuming no
redemption

$
4
1


$
2
1


$
6
6


$
6
6


$
1
1
3


$
1
1
3


$
2
4
4


$
2
4
4



*Assumes deduction at the time of redemption of the maximum
CDSC applicable for that period.

The foregoing should not be considered a representation of actual expenses and rates of return, which may be greater or less than those shown. The foregoing table has not been audited by the Fund's independent auditors.

Long-term shareholders in mutual funds with Rule 12b-1 fees, such as the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

Financial Highlights

The financial highlights for the year ended July 31, 1995 are derived from the Fund's financial statements audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Company's Annual Report dated July
31, 1995. This information should be read in conjunction with the financial statements and notes thereto that also appear in the Company's Annual Report, which are incorporated by reference into the Statement of Additional
Information.



















For a CDSC Share outstanding throughout each period:

									  Year
Ended	   Period Ended

	      07/31/95	      07/31/94*

Net asset value, beginning of period		  $ 9.73
	  $10.00
Income from investment operations:
Net investment income/(loss) 		(0.15)	0.01
Net realized and unrealized gain/(loss) on investments
	    3.77  	   (0.28)
Total from investment operations		    3.62
	    (0.27)
Dividends from net investment income		(0.01)
	---
Dividends from net realized gains		     ---##	    --
-
Total dividends		    (0.01)	    ---
Net asset value, end of period		   $13.34	 $
9.73
Total return  		  37.27%	  (2.70)%

Ratios to average net assets/supplemental data:
	Net assets, end of period (in 000's)
	$39,124	$26,341
	Ratio of net investment income/(loss) to average net
assets		(1.32)%	1.06%**
	Ratio of operating expenses to average net assets
	2.10%	2.04%**
	Portfolio turnover rate		192%	33%
________________________________

*	Selected Growth Stock Portfolio CDSC Shares commenced
operations on May 20, 1994.

**	Annualized.

 	Net investment income/(loss) per share before waiver of fees and/or expenses reimbursed by Investment Adviser and Administrator for the year ended July 31, 1995 and the period ended July 31, 1994 was ($0.19) and $0.00, respectively.

  	Total return represents aggregate total return for the period indicated and does not reflect the effect of any sales charge.

   	Annualized operating expense ratios before waiver of fees and/or expenses reimbursed by Investment Adviser and Administrator for the year ended July 31, 1995 and the period ended July 31, 1994 were 2.46% and 3.42%, respectively.

##	Amount is less than $0.01 per share.

Investment Objective and Policies

The Fund's investment objective is to seek long-term capital appreciation. Although the Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration of the Fund. The Fund will, under normal market conditions, invest primarily in equity securities which LBGAM believes to have the potential for above-average capital appreciation. Although LBGAM anticipates that the assets of the Fund will, under normal market conditions, be invested primarily in common stocks, the Fund may also invest in other equity securities, such as convertible securities, preferred stocks and warrants. See "Investment Objective and Policies - Other Investments and Investment Practices." The equity securities in which the Fund invests will be primarily those of small- and medium-sized companies, although the Fund may invest up to 20% of its total assets in equity securities of larger companies. Although the Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration of the Fund. There can be no assurance that the Fund will achieve its investment objective. For a discussion of certain risks and considerations associated with an investment in the Fund, see "Investment Objective and Policies - Risk Factors and Special Considerations."

Investment Approach

In selecting equity securities with above-average growth potential, LBGAM employs a disciplined investment methodology under which (i) a fundamental analysis is performed on specific issuers, (ii) quantitative models are applied to assess the relative attractiveness of issuers with fundamental characteristics deemed to be favorable,
(iii) investments are selected in a manner intended to achieve diversification across broad industry sectors, and
(iv) investments are monitored on an ongoing basis with respect to fundamental characteristics and quantitative projections.

Fundamental Analysis. In selecting equity securities for the Fund's portfolio, LBGAM initially applies a fundamental analysis on specific issuers. LBGAM focuses on companies which have relatively unleveraged capital structures (generally where debt represents less than one-third of total capitalization), small- and medium-sized companies which have total annual revenues of less than $1 billion and a market capitalization of less than $2.5 billion, companies which satisfy certain benchmarks with respect to their internal rates of return, and companies with high cash flows relative to market capitalization. LBGAM also seeks to identify companies with certain business characteristics which it deems favorable, such as strong brand name recognition, a franchise or service that can be easily replicated but is expensive to duplicate in a defined market niche, and service companies which compete based primarily on quality of service rather than price. LBGAM also seeks companies where a significant proportion of revenues is derived from reorder activity as opposed to companies which are dependent on product life cycles. Companies may not satisfy all of the foregoing fundamental criteria, however, if the overall mix of characteristics is deemed favorable by LBGAM. The Fund may invest up to 20% of its total assets in larger companies (i.e., those with total annual revenues in excess of $1 billion or a market capitalization in excess of $2.5 billion).

Quantitative Models. After selecting equity securities with fundamental characteristics deemed by LBGAM to be favorable, LBGAM applies three distinct quantitative models to assess the relative attractiveness of the securities identified as having favorable fundamental characteristics. In applying the quantitative models, LBGAM seeks to select securities with projected earnings growth rates of 15% or higher over the following three years. In addition, LBGAM seeks to use the models to identify securities with favorable risk/reward characteristics. Among the models employed by LBGAM are a valuation model which places a value on growth relative to the long-term interest rate environment, an earnings momentum model, which seeks to identify companies most likely to experience an upward revision in earnings targets, and an earnings stability model, which emphasizes the consistency of growth. There can of course be no assurance that the models will predict accurately the performance of particular securities.

Industry Diversification. Once equity securities are identified by LBGAM as having favorable fundamental and quantitative characteristics, LBGAM selects stocks for the Fund in a manner intended to achieve diversification across broad industry sectors. LBGAM divides companies into four broad industry classifications: Business/Industrial Service, Consumer Service, Health Care and Technology. LBGAM expects that a substantial proportion of the Fund's investments will be comprised of companies in each of these sectors. However, LBGAM does not seek an equal balance among sectors but instead allocates investments in each of these sectors based upon its expectations as to the relative future performance of each sector. Although the Fund is subject to an investment limitation which generally prohibits it from investing 25% or more of its total assets in a single industry, the four industry classifications employed by LBGAM are substantially broader than the term "industry" as used in the foregoing investment limitation and as interpreted by the staff of the SEC. See "Investment Objective and Policies - Investment Limitations."

Ongoing Monitoring. LBGAM will monitor the Fund's investments on an ongoing basis with respect to, among other things, the continuing presence of favorable fundamental characteristics, the performance of investments compared with projections of the quantitative models, and changing prospects for the industry sectors. LBGAM will also review other investment opportunities on an ongoing basis and will alter the Fund's investment portfolio as it deems appropriate.

Temporary Investments

For temporary defensive purposes, the Fund may vary from its investment objective and may invest, without limit (except for the limitations described under "Investment Objective and Policies - Investment Limitations"), in cash or certain high quality short-term debt instruments described below. The Fund may also at any time invest funds in such instruments for cash management purposes, pending investment in accordance with the Fund's investment objective and policies and to meet operating expenses.

The short-term instruments in which the Fund may invest include obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government securities"); obligations issued or guaranteed by other governments or one of their agencies or instrumentalities; obligations issued or guaranteed by international organizations designed or supported by multiple foreign government entities to promote economic reconstruction or development; bank obligations, such as certificates of deposit, time deposits and bankers' acceptances; corporate debt obligations, including commercial paper; and repurchase agreements. To be eligible for investment under the circumstances described above, such instruments (other than U.S. Government securities) must be issued by an issuer having a short-term debt rating of A-1 or better by Standard & Poor's Ratings Group, a rating of Prime-1 by Moody's Investors Service, Inc., a comparable rating from another nationally recognized rating service or, if unrated, deemed to be of equivalent quality by LGBAM.

Other Investments and Investment Practices

Leverage. The Fund may from time to time leverage its investments by purchasing securities with borrowed money. The Fund may borrow only from banks or by entering into reverse repurchase agreements, in aggregate amounts not to exceed 33-1/3% of its total assets (including the amount borrowed) less its liabilities (excluding the amount borrowed). Bank borrowings may be from U.S. or foreign banks and may be secured or unsecured. The Fund may also borrow by entering into reverse repurchase agreements, pursuant to which it would sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at an agreed upon date and price. The Fund would also consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. In addition to the foregoing, the Fund may borrow up to 5% of its total assets (including the amount borrowed) for temporary or emergency purposes. Borrowed money creates an opportunity for greater capital gain but at the same time increases exposure to capital risk, as any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the Fund's net asset value to increase more rapidly than otherwise, while any decline in the value of securities purchased would cause the Fund's net asset value to decrease more rapidly than otherwise.

Other Investment Companies. The Fund may invest in the securities of other investment companies, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the Fund may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company, provided that the investment does not represent more than 3% of the voting stock of the acquired investment company. By investing in another investment company, the Fund bears a ratable share of the investment company's expenses, as well as continuing to bear the Fund's advisory and administrative fees with respect to the amount of the investment.

Repurchase Agreements. The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The Fund would enter into repurchase agreements to generate additional income. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Loans of Portfolio Securities. The Fund may lend its portfolio securities consistent with its investment policies, in order to generate additional income. The Fund may lend portfolio securities against collateral, consisting of cash or securities which are consistent with its permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no limitation on the amount of securities that may be loaned. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by LBGAM to be of good standing and only when, in the judgment of LBGAM, the income to be earned from the loans justifies the attendant risks.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued and delayed delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price. The Fund will generally not pay for such securities or start earning income on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. When the Fund purchases securities on a when-issued or delayed delivery basis, it will set aside securities or cash with its custodian equal to the payment that will be due.

Illiquid Securities. The Fund will not invest more than 15% of the value of its total assets in illiquid securities. Illiquid securities are securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investments, and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, the Fund may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter. These factors may have an adverse effect on the Fund's ability to dispose of particular securities and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. The Fund may also invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The ability to sell
Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. LBGAM will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objective and
Policies - Additional Information on Portfolio Instruments and Certain Investment Practices - Illiquid and Restricted Securities" in the Statement of Additional Information.

Warrants. The Fund may invest up to 5% of the value of its net assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. The Fund will not invest more than 2% of the value of its net assets (valued as described above) in warrants which are not listed on the New York or American Stock Exchanges.

Convertible Securities. Convertible securities are fixed-income securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Hedging and Derivatives. The Fund is authorized to use various hedging and investment strategies described below to hedge broad or specific market movements, or to seek to increase the Fund's income or gains. The Fund may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial futures contracts, equity indices and other financial instruments and enter into financial futures contracts (collectively, these transactions are referred to in this Prospectus as "Derivatives").

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by the Fund resulting from fluctuations in the securities market, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of Derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any Derivatives will be a function of numerous variables, including market conditions. The ability of the Fund to utilize Derivatives successfully will depend on, in addition to the factors described above, LBGAM's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund's securities. The Fund is not a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")) and Derivatives involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging purposes, provided that the Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation. The use of certain Derivatives will require that the Fund segregate cash, liquid high grade debt obligations or other assets to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. See "Risk Factors and Special Considerations."

A detailed discussion of Derivatives, including applicable requirements of the CFTC, the requirement to segregate assets with respect to these transactions and special risks associated with such strategies, appears in the Statement of Additional Information.

The degree of the Fund's use of Derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes."

Short Sales. The Fund may make short sales of securities "against the box." A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. In a short sale "against the box," at the time of sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security. Short sales against the box are a form of hedging to offset potential declines in long positions in similar securities.

Investment Limitations

The investment limitations enumerated below are fundamental and may not be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The Fund's investment objectives and the other investment policies described herein may be changed by the Board of Directors at any time. If there is a change in the investment objectives of the Fund, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. (A complete list of Fund's investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.") The percentage limitations set forth below, as well as those contained elsewhere in this Prospectus and the Statement of Additional Information, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage limitation.

1.	The Fund may not purchase the securities of any one
issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

2.	The Fund may not borrow money, except (a) from banks
or by entering into reverse repurchase agreements, in aggregate amounts not exceeding 33-1/3% of the value of its total assets at the time of such borrowing and (b) in amounts not exceeding 5% of the value of its total assets at the time of such borrowing for temporary or emergency purposes (including for clearance of securities transactions or payment of redemptions or dividends). For purposes of the foregoing investment limitation, the term "total assets" shall be calculated after giving effect to the net proceeds of any borrowings and reduced by any liabilities and indebtedness other than such borrowings.

3.	The Fund may not purchase any securities which would
cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to investments in U.S. Government securities.

Risk Factors and Special Considerations

Securities of the kinds of companies in which the Fund invests may be subject to significant price fluctuation and above-average risk. Stocks of small- and medium-sized companies are more volatile than stocks of larger companies. The Fund may invest in relatively new or unseasoned companies which are in their early states of development, or small companies positioned in new and emerging industries. Securities of small and unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues and limited product lines, and may have a small share of the market for their products or services. Smaller companies may lack depth of management. They may be unable internally to generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. They may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, smaller companies may incur significant losses.

In addition, the Fund may invest in illiquid securities and engage in hedging and other strategic transactions and certain other investment practices, which may entail certain risks. See "Investment Objective and Policies - Other
Investments and Investment Practices."

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent LBGAM's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. Use of put and call options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the Derivative will be greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result form an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses may be greater than if Derivatives had not been used. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information.

Purchase of Shares

Purchases of Fund shares must be made through a brokerage account maintained through Lehman Brothers or a broker or dealer (each, an "Introducing Broker") that (i) clears securities transactions through Lehman Brothers on a fully disclosed basis or (ii) has entered into an agreement with Lehman Brothers with respect to the sale of Fund shares. The Fund's shares are offered with no sales charge imposed at the time of purchase but are subject to a CDSC upon redemption. See "Redemption of Shares." The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time.

The Fund engages in a continuous offering of its shares. During the continuous offering, Fund shares may be purchased through Lehman Brothers or an Introducing Broker at the net asset value next determined after the purchase order is received by Lehman Brothers or an Introducing Broker. See "Valuation of Shares."

Purchase orders received by Lehman Brothers or an Introducing Broker prior to the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), currently 4:00 p.m., New York time, on any day the Fund's net asset value is calculated are priced according to the net asset value determined on that day. Purchase orders received after the close of regular trading on the NYSE are priced as of the time the net asset value per share is next determined. See "Valuation of Shares." Payment is generally due to Lehman Brothers or an Introducing Broker on the third business day (the "Settlement Date") after the trade date. Investors who make payment prior to a Settlement Date may permit the payment to be held in their brokerage accounts or may designate a temporary investment (such as a money market fund in the Lehman Brothers Group of Funds) for such payment until the Settlement Date.

Minimum Investments

The minimum initial investment in the Fund is $5,000 and the minimum subsequent investment is $1,000, except for purchases through (i) Individual Retirement Accounts ("IRAs") and Self-Employed Retirement Plans, for which the minimum initial and subsequent investments are $2,000 and $1,000, respectively, (ii) retirement plans qualified under
Section 401(k) or Section 403(b)(7) of the Code ("Qualified Retirement Plan"), for which the minimum and subsequent investment is $500 and (iii) the Fund's Systematic Investment Plan, for which the minimum and subsequent investment is $100. For employees of Lehman Brothers and its affiliates, the minimum initial investment is $1,000 and the minimum subsequent investment is $500. The Fund reserves the right at any time to vary the initial and subsequent investment minimums.

Redemption of Shares

Shareholders may redeem their shares on any day on which the Fund calculates its net asset value, subject to any applicable CDSC as described below. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. The Fund normally transmits redemption proceeds for credit to the shareholder's account at Lehman Brothers or the Introducing Broker at no charge (other than any applicable CDSC) within seven days after receipt of a redemption request. Generally, these funds will not be invested for the shareholder's benefit without specific instruction, and Lehman Brothers or the Introducing Broker will benefit from the use of temporarily uninvested funds.

A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to 15 days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with federal funds by bank wire or with a certified or cashier's check.

A Fund account that is reduced by a shareholder to a value of $1,000 or less ($500 for IRAs and Self-Employed
Retirement Plans) may be subject to redemption by the Fund, but only after the shareholder has been given at least 30 days in which to increase the account balance to more than $1,000 ($500 for IRAs, Self-Employed Retirement Plans and
Qualified Retirement Plans). In addition, the Fund may redeem shares involuntarily or suspend the right of redemption as permitted under the 1940 Act, as described in the Statement of Additional Information under "Additional
Purchase and Redemption Information."

Fund shares may be redeemed in one of the following ways:

Redemption through Brokers

Redemption requests may be made through Lehman Brothers or an Introducing Broker.

Redemption by Mail

Shares held by Lehman Brothers on behalf of investors must be redeemed by submitting a written request to a Lehman
Brothers Investment Representative. All other shares may be redeemed by submitting a written request for redemption to the Fund's Transfer Agent:

	Lehman Selected Growth Stock Portfolio
	c/o First Data Investor Services Group, Inc.
	P.O. Box 9184
	Boston, Massachusetts 02009-9184

A written redemption request to the Fund's Transfer Agent or a Lehman Brothers Investment Representative must (a) state the number of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a redemption request must be guaranteed by a domestic bank, a savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange. The Fund's Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the Fund's Transfer Agent receives all required documents in proper form.

Contingent Deferred Sales Charge

A CDSC payable to Lehman Brothers is imposed on any redemption of Fund shares, however effected, that causes the current value of a shareholder's account to fall below the dollar amount of all payments by the shareholder for the purchase of Fund shares ("purchase payments") during the preceding two years. No charge is imposed to the extent that the net asset value of the Fund shares redeemed does not exceed (a) the current net asset value of Fund shares purchased through reinvestment of dividends or capital gains distributions, plus (b) the current net asset value of Fund shares purchased more than two years prior to the redemption, plus (c) increases in the net asset value of the shareholder's Fund shares above the purchase payments made during the preceding two years.

In circumstances in which the CDSC is imposed, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment was made, all purchase payments made during a month will be aggregated and deemed to have been made on the last Friday of the preceding Lehman Brothers statement month. The following table sets forth the rates of the CDSC for redemptions of Fund shares:


Year Since Purchase

Payment Was Made
		CDSC
First
		2.00%
Second
			1.00%
Third
		0.00%



The purchase payment from which a redemption of Fund shares is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected. In the case of redemptions of shares of other funds in the Lehman Brothers Group of Funds issued in exchange for shares of the Fund, the term "purchase payments" refers to the purchase payments for the shares given in exchange. In the event of an exchange of shares of funds with differing CDSC schedules, the shares will be, in all cases, subject to the higher CDSC schedule. See "Exchange Privilege."

Waivers of CDSC.  The CDSC will be waived on: (a) exchanges
(see "Exchange Privilege"); (b) redemptions of shares following the death or disability of the shareholder;
(c) redemptions of shares in connection with certain post-retirement distributions and withdrawals from retirement plans or IRAs; (d) involuntary redemptions;
(e) redemption proceeds from other funds in the Lehman
Brothers Group of Funds that are reinvested within 30 days of the redemption; (f) redemptions of shares in connection with a combination of any investment company with the Fund by merger, acquisition of assets or otherwise; and
(g) redemptions of shares owned by employees of Lehman
Brothers and its affiliates.

Exchange Privilege

CDSC Shares of the Fund may be exchanged without charge for shares of the same class of certain other funds in the Lehman Brothers Group of Funds. In exchanging shares, a shareholder must meet the minimum initial investment requirement of the fund into which the exchange is being made and the shares involved must be legally available for sale in the state where the shareholder resides.

Orders for exchanges will only be accepted on days on which both funds involved determine their respective net asset values. To obtain information regarding the availability of funds into which shares of the Fund may be exchanged, investors should contact a Lehman Brothers Investment
Representative.

Tax Effect. The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with an exchange.

CDSC. Shareholders may exchange their fund shares without the imposition of an exchange fee. In the event shareholders of the Fund exchange all or a portion of their Fund shares for shares in any of the funds in the Lehman Brothers Group of Funds imposing a CDSC higher than that imposed by the Fund, the exchanged shares will be subject to the higher applicable CDSC. Upon an exchange, the new shares will be deemed to have been purchased on the same date as the shares of the Fund which have been exchanged.

Additional Information Regarding the Exchange
Privilege. Shareholders exercising this exchange privilege should review the prospectus of the fund they are exchanging into carefully prior to making an exchange. The Fund's Distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders. For further information regarding the exchange privilege or to obtain current prospectuses, investors should contact the Fund at 1-800-861-4171.

Valuation of Shares

The net asset value per share is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day (observed), Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The net asset value per share of the Fund is determined as of the close of regular trading on the NYSE, and is computed by dividing the value of the net assets of the Fund by the total number of Fund shares outstanding. Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Company's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Board of Directors determines that amortized cost reflects fair value of those investments. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

Management of the Fund

The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and the persons or companies that furnish services to the Fund, including agreements with its Distributor, Investment Adviser, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Fund are delegated to the Fund's Investment Adviser and Administrator. One of the directors and all of the Company's officers are affiliated with Lehman Brothers, First Data Investor Services Group, Inc. ("First Data," formerly known as The Shareholder Services Group, Inc.) or one of their affiliates. The Statement of Additional Information relating to the Fund contains general background information regarding each director and executive officer of the Company.

Investment Adviser - Lehman Brothers Global
Asset Management Inc.

LBGAM serves as investment adviser to the Fund. LBGAM, together with other Lehman Brothers investment advisory affiliates, had approximately $11.7 billion in assets under management as of September 30, 1995. Subject to the supervision and direction of the Company's Board of Directors, LBGAM manages the portfolio of the Fund in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund and places orders to purchase and sell securities. As compensation for the services of LBGAM as Investment Adviser to the Fund, LBGAM is entitled to receive a monthly fee from the Fund at the annual rate of 0.75% of the value of the Fund's average daily net assets. During the fiscal year ended July 31, 1995, LBGAM received a fee of 0.46% of the value of the Fund's average daily net assets.

Ms. Susan Hirsch, a Portfolio Manager for LBGAM, has primary responsibility for the management of the Fund's investment portfolio. Prior to joining LBGAM in 1994, Ms. Hirsch was a Senior Vice President at Lehman Brothers, where she had primary responsibility for the selection of investments for the Lehman Brothers Selected Growth Stock List (the "List"). Although the investment approach used in managing the Fund's portfolio is generally similar to that which had been used by Ms. Hirsch in selecting investments for the List, the approach in managing the Fund differs because, among other things, (i) the Fund may invest in a broader range of investments than those eligible for the List, (ii) the Fund may employ certain additional investment techniques, as described under "Investment Objective and Policies - Other Investments and Investment Practices," (iii) shares of the Fund may be purchased and sold by shareholders on an ongoing basis, and (iv) the Fund is subject to various limitations on its operations, including those imposed under the Code.

LBGAM is located at 3 World Financial Center, New York, New
York 10285. LBGAM is a wholly-owned subsidiary of Lehman
Brothers Holdings, Inc. ("Holdings").

LBGAM entered into an Asset Purchase Agreement on October 9, 1995 with AMT Capital Advisers, Inc. ("AMT Capital Advisers") and Delphi Asset Management, Inc. (Delphi Asset Management") to transfer its business relating to the Fund to AMT Capital Advisers. The Asset Purchase Agreement contemplates that the Fund would be reorganized as a new portfolio of AMT Capital Fund, Inc. ("AMT Capital Fund") pursuant to an Agreement and Plan of Reorganization (the "Reorganization Plan"). The Reorganization Plan was approved by the Board of Directors of the Company on November 1, 1995 and is subject to approval by the shareholders of the Fund. It is contemplated that the transaction would be completed by early 1996. The new AMT Capital Fund portfolio would continue to be managed by Susan Hirsch, who would join Delphi Asset Management, the sub-adviser for the newly created portfolio. AMT Capital Advisers would be the investment adviser and AMT Capital Services, Inc. would serve as distributor for the new portfolio.

Administrator and Transfer Agent - First Data
Investor Services Group, Inc.

First Data, located at 53 State Street, Boston,
Massachusetts 02109, serves as the Fund's Administrator and Transfer Agent. First Data is a wholly-owned subsidiary of First Data Corporation. As Administrator, First Data calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for First
Data's services as Administrator, First Data is entitled to receive a monthly fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. First Data is also entitled to receive a fee from the Fund for its services as Transfer Agent.

On May 6, 1994, First Data acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with this transaction, Mellon assigned to First Data its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend First Data as the provider of administration services to the Fund. This duty to recommend expires on May 21, 2000.

Distributor

Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is Distributor of the Fund's shares. Lehman Brothers, a leading full service investment firm serving U.S. and foreign securities and commodities markets, meets the diverse financial needs of individuals, institutions and governments around the world. Lehman Brothers is a wholly owned subsidiary of Holdings.

The Company has adopted a services and distribution plan with respect to the Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund has agreed to pay Lehman Brothers a service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the value of the Fund's average daily net assets, and a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% of the value of the Fund's average daily net assets. The service fee is used by Lehman Brothers to pay its Investment Representatives or Introducing Brokers for servicing shareholder accounts. The distribution fee is paid to Lehman Brothers for advertising, marketing and distributing Fund shares, including compensation for its initial expense of paying Investment Representatives or Introducing Brokers a commission upon the sale of Fund shares and accruals for interest on the amount of the foregoing expenses that exceed the amount of the distribution fee and the CDSC received by the Distributor. Under the Plan, Lehman Brothers may retain all or a portion of the distribution fee, and may make payments out of its distribution fee to Investment Representatives or Introducing Brokers that engage in the sale of Fund shares or provide support services in connection with the distribution of the shares. The payments to Lehman Brothers Investment Representatives and Introducing Brokers for selling shares of the Fund may include a commission paid at the time of sale and a continuing fee based upon the value of the average daily net assets of the Fund's shares sold that remain invested in the Fund. The service fee is credited at the rate of 0.25% of the value of the average daily net assets of the Fund's shares that remain invested in the Fund. The Plan also provides that Lehman Brothers may make payments to assist in the distribution of the Fund's shares out of the other fees received by it or its affiliates from the Fund, its past profits or any other sources available to it. From time to time, Lehman Brothers may waive receipt of fees under the Plan while retaining the ability to be paid under the Plan thereafter. The fees payable to Lehman Brothers under the Plan and payments by Lehman Brothers to its Investment Representatives or Introducing Brokers are payable without regard to actual expenses incurred.

Custodian - Boston Safe Deposit and Trust
Company

Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston, Massachusetts 02108, and serves as the Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe as custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

Expenses

The Fund's expenses include taxes, interest, fees and salaries of the directors and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian, transfer agent and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. LBGAM and First Data have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information relating to the Fund. In addition, LBGAM and First Data have agreed to reimburse the Fund for total operating expenses in excess of 2.10% of average net assets, which will not be changed without 60-days prior notice to shareholders.

Dividends

The Fund's policy is to distribute its investment income and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year. Unless a shareholder instructs the Fund to pay dividends or capital gains distributions in cash and credit them to the shareholder's account at Lehman Brothers, dividends and distributions will be reinvested automatically in additional shares of the Fund at net asset value. Shares redeemed during the month are entitled to dividends and distributions declared up to and including the date of redemption.

Each shareholder or its authorized representative will receive an annual statement designating the amount of any dividends and distributions made during the year and their federal tax qualification.

Taxes

The Fund intends to qualify each year as a "regulated investment company" for federal income tax purposes under Subchapter M of the Code. A regulated investment company is not subject to federal income taxes on its investment company taxable income (as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (the excess of the Fund's net long-term capital gain over its net short-term capital loss), if any, that it distributes to its shareholders in each taxable year. However, the Fund would be subject to corporate income tax on any undistributed income or net capital gain. To qualify as a regulated investment company, the Fund must, among other things, distribute to its shareholders at least 90% of its net investment company taxable income for such taxable year. The Fund must also derive less than 30% of its gross income in each taxable year from the sale or other disposition of certain securities held for less than three months (the "30% limitation"). If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal income tax in the same manner as an ordinary corporation, and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Distributions in excess of earnings and profits would be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long- or short-term capital gain.

The Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions, whether paid in cash or reinvested in additional shares, of net investment income will be taxable as ordinary income. Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code. A portion of such dividends may qualify for the dividends-received deduction generally available for corporate shareholders under the Code. Distributions to shareholders of net capital gain, whether paid in cash or reinvested in additional shares, that are designated by the Fund as "capital gains dividends" will be taxable as long-term capital gains regardless of how long the shares have been held by such shareholders. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Any dividend declared by the Fund in October, November or December of any calendar year, however, which is payable to shareholders of record on a specified date in such a month and not paid on or before December 31 of such year will be treated as received by the shareholders as of December 31 of such year, provided that the dividend is paid during January of the following year.

The Fund may engage in hedging involving forward contracts, options and futures contracts. See "Investment Objective and Policies - Other Investments and Investment Practices - Hedging and Derivatives." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The extent to which the Fund may be able to use such hedging techniques and continue to qualify as a regulated investment company may be limited by the 30% limitation discussed above. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any forward contracts, option, futures contract, or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders.
This tax may be withheld from dividends if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the Internal Revenue Services ("IRS") notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.

Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities will be subject to a 30% withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or the income is "effectively connected" with a U.S. trade or business. Generally, subject to certain exceptions, capital gain dividends paid to non-resident shareholders or foreign entities will not be subject to U.S. tax. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.



The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

The Fund's Performance

From time to time, the "total return" for shares may be quoted in advertisements or reports to shareholders. Total return figures show the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Total return figures include any applicable CDSC. These figures also take into account the service and distribution fees payable with respect to Fund shares.

Total return figures will be given for the recent one-, five- and ten-year periods, or the life of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as on a year-by-year basis. When considering average annual total return figures for periods longer than one year, it is important to note that the total return for any one year in the period might have been greater or less than the average for the entire period. "Aggregate total return" figures may be used for various periods, representing the cumulative change in value of an investment in Fund shares for the specific period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions).
Aggregate total return may be calculated either with or without the effect of any applicable CDSC, may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (that is, change in the value of initial investment, income dividends and capital gains distributions).

In reports or other communications to shareholders or in advertising materials, performance of Fund shares may be compared with that of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. Performance figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information contains a further description of the methods used to determine performance. Investors may call 800-861-4171 to obtain current performance figures.

Additional Information

The Company was incorporated under the laws of the State of Maryland on May 5, 1993. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's Charter currently authorizes the issuance of several series of shares, corresponding to shares of the Fund as well as shares of other investment portfolios of the Company. The Company's Board of Directors may, in the future, authorize the issuance of additional series of capital stock representing shares of additional investment portfolios or additional classes of shares of the Fund or the Company's other investment portfolios.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects one series or class. Under the corporate law of Maryland, the Company's state of incorporation, and the Company's By-Laws (except as required under the 1940 Act), the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors. Shareholders, however, do have the right to call for a meeting to consider the removal of one or more of the Company's directors if such a request is made, in writing, by the holders of at least 10% of the Company's outstanding voting securities.

All shares of the Company, when issued, will be fully paid and nonassessable.

The Fund sends shareholders a semi-annual and audited annual report, which includes listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund may consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record would receive a single copy of each report. In addition, the Fund may consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (e.g., individual, IRA and/or Self-Employed Retirement Plan accounts) would receive a single Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Lehman Brothers Investment Representative or the Fund's Transfer Agent. Shareholders may direct inquiries regarding the Fund to their Lehman Brothers Investment Representative.


- 22-




Lehman Brothers Daily Income Fund
Lehman Brothers Municipal Income Fund
Investment Portfolios of Lehman Brothers Funds, Inc.

Statement
of
Additional
Information


November 29, 1995

	This Statement of Additional Information is meant to be read in conjunction with the Prospectuses for the Lehman Brothers Daily Income Fund (the "Daily
Income Fund") and the Lehman Brothers Municipal
Income Fund (the "Municipal Income Fund" and, together with the Daily Income Fund, the "Funds"), each dated November 29, 1995 as amended or supplemented from time to time, and is incorporated by reference in its entirety into each of the Prospectuses. Each of the Funds is a separate, diversified money market portfolio of Lehman Brothers
Funds, Inc. (the "Company"), an open-end, management investment company. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectuses may be obtained by calling 1-
800-861-4171. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

TABLE OF CONTENTS

Investment Objectives and Policies
2


Additional Information Concerning Municipal
Obligations - The Municipal Income Fund
9


Additional Purchase and Redemption Information
1
1


Exchange Privilege
1
2


Management of the Funds
1
3


Additional Information Concerning Taxes
2
0


Dividends
2
2


Additional Yield Information
2
3


Additional Information Concerning Fund Shares
2
4


Counsel
2
5


Auditors
2
5


Financial Statements	..
2
5


Appendix
A
-
1





INVESTMENT OBJECTIVES AND POLICIES

	The investment objective of the Daily Income
Fund is to provide investors with as high a level of current income as is consistent with stability of principal. The investment objective of the Municipal
Income Fund is to provide investors with as high a level of current income exempt from federal income tax as is consistent with stability of principal. The following policies supplement the description of each Fund's investment objective and policies in the applicable Prospectuses.

	The Funds are managed to provide stability of capital while achieving competitive yields. The
Investment Adviser intends to follow a
value-oriented, research-driven and risk-averse investment strategy, engaging in a full range of economic, strategic, credit and market-specific analyses in researching potential investment opportunities.

Portfolio Transactions

	Subject to the general control of the Company's
Board of Directors, Lehman Brothers Global Asset
Management Inc. ("LBGAM"), the Funds' Investment
Adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. LBGAM generally purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions.
In making portfolio investments, LBGAM seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, LBGAM may, in its discretion, effect transactions in portfolio securities with dealers who provide the Company with research advice or other services. Research advice and other services furnished by brokers through whom the Funds effect securities transactions may be used by LBGAM in servicing accounts in addition to the Funds, and not all such services will necessarily benefit the Funds.

	Transactions in the over-the-counter market are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

	LBGAM may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Daily Income Fund prior to their maturity at their original cost plus interest
(interest may sometimes be adjusted to reflect the actual maturity of the securities) if LBGAM believes that the Fund's anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged and may in the future charge a higher price for commercial paper where they undertake to repurchase prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield which might otherwise be received by the Fund on the commercial paper. The
Company's Board of Directors has authorized LBGAM to pay a higher price for commercial paper where it secures such an undertaking if LBGAM believes that the prepayment privilege is desirable to assure the Fund's liquidity and such an undertaking cannot otherwise be obtained.

	Investment decisions for each Fund are made independently from those for the other Fund or other investment company portfolio or accounts advised by LBGAM. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which LBGAM believes to be equitable to each portfolio, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund. To the extent permitted by law, LBGAM may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

	The Funds will not execute portfolio
transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Lehman Brothers Inc.
("Lehman Brothers"), LBGAM or any affiliated person
(as such term is defined in the Investment Company
Act of 1940, as amended (the "1940 Act")) of either of them, except to the extent permitted by the Securities and Exchange Commission (the "SEC").
However, pursuant to an exemption granted by the SEC, the Funds may engage in transactions involving certain money market instruments with Lehman Brothers and certain of its affiliates acting as principal.
The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which Lehman Brothers or any affiliate thereof is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment company portfolios which have a similar investment objective but are not subject to such limitations.

	The Municipal Income Fund may participate, if and when practicable, in bidding for the purchase of "Municipal Obligations" directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The
Municipal Income Fund will engage in this practice, however, only when LBGAM, in its sole discretion, believes such practice to be in the Fund's interest.
"Municipal Obligations" consist of municipal obligations (as defined in the Municipal Income
Fund's Prospectuses) and tax-exempt derivatives such as tender option bonds, participations, beneficial interests in trusts and partnership interests.

	The Funds do not intend to seek profits through short-term trading. Each Fund's annual portfolio turnover will be relatively high, but is not expected to have a material effect on its net income. Each
Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Additional Information on Portfolio Instruments and
Investment Practices

 U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Daily Income Fund include, in addition to U.S.
Treasury Bills, the obligations of the Federal
Housing Administration, Farmers Home Administration,
Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage
Association, Federal National Mortgage Association,
Federal Financing Bank, General Services
Administration, Student Loan Marketing Association,
Central Bank for Cooperatives, Federal Home Loan
Banks, Federal Home Loan Mortgage Corporation,
Federal Intermediate Credit Banks, Federal Land
Banks, Federal Farm Credit Banks, Maritime
Administration, Resolution Trust Corporation,
Tennessee Valley Authority, U.S. Postal Service and
Washington D.C. Armory Board.

 Bank Obligations.  For purposes of the Daily Income
Fund's investment policies with respect to obligations of issuers in the banking industry, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. The Daily Income Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks and other foreign issuers may subject the Daily Income Fund to investment risks that are different in some respects from those of investment in obligations of U.S. domestic issuers.
Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S.
banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and record keeping standards than those applicable to U.S. issuers. The Daily Income
Fund will acquire securities issued by foreign branches of U.S. banks or foreign issuers only when the Fund's Investment Adviser believes that the risks associated with such instruments are minimal.

	Among the bank obligations in which the Daily
Income Fund may invest are notes issued by banks.
These notes, which are exempt from registration under federal securities laws, are not deposits of the banks and are not insured by the Federal Deposit
Insurance Corporation or any other insurer. Holders of notes rank on a par with other unsecured and unsubordinated creditors of the banks. Notes may be sold at par or sold on a discount basis and may bear fixed or floating rates of interest.

 Variable and Floating Rate Instruments. Securities purchased by the Funds may include variable and floating rate instruments, which provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases the Funds may require that the obligation to pay the principal of the instrument be backed by a letter or line of credit or guarantee. Such instruments may carry stated maturities in excess of 397 days provided that the maturity-shortening provisions stated in Rule 2a-7 under the 1940 Act are satisfied. Although a particular variable or floating rate demand instrument might not be actively traded in a secondary market, in some cases, the Funds may be entitled to principal on demand and may be able to resell such notes in the dealer market. With respect to the floating and variable rate notes and demand notes described in the Prospectuses, a Fund's
Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial ability to meet payment obligations when due.

	Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal at any time or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), and
(ii) the rate of interest on such instruments is adjusted (based upon a pre-selected market sensitive index such as the prime rate of a major commercial bank) at periodic intervals which may extend up to 13 months (397 days). Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to the 10% limitation on such investments.

	In determining a Fund's average weighted portfolio maturity and whether a variable or floating rate demand instrument has a remaining maturity of 13 months or less, each instrument will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable or floating rate demand instrument is of comparable quality at the time of purchase to securities in which a Fund may invest, LBGAM will follow guidelines adopted by the Company's Board of Directors.

 Tender Option Bonds. The Municipal Income Fund may invest in tender option bonds. The Municipal Income
Fund will not purchase tender option bonds unless
(a) the demand feature applicable thereto is exercisable by the Municipal Income Fund within 13 months of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Municipal Income Fund no less frequently than annually upon no more than 30 days' notice and,
(b) at the time of such purchase, LBGAM reasonably expects that, (i) based upon its assessment of current and historical interest rate trends, prevailing short-term tax-exempt rates will not exceed the stated interest rate on the underlying
Municipal Obligations at the time of the next tender fee adjustment, and (ii) the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, the Municipal Income Fund will exercise the tender option with respect to any tender option bonds unless LBGAM reasonably expects that, (a) based upon its assessment of current and historical interest rate trends, prevailing short-term tax-exempt rates will not exceed the stated interest rate on the underlying Municipal
Obligations at the time of the next tender fee adjustment, and (b) the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Municipal Income
Fund will exercise the tender feature with respect to tender option bonds, or otherwise dispose of their tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Municipal Income Fund otherwise will comply with the provisions of Rule 2a-7 under the 1940 Act in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Board of Directors that the tender option bonds in question meet the quality standards described in Rule 2a-7. In the event of a default of the Municipal Obligation underlying a tender option bond, or the termination of the tender option agreement, the Municipal Income
Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Municipal Income Fund would sell the security as soon as would be practicable. The
Municipal Income Fund will purchase tender option bonds only when it is satisfied that (a) the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax-exempt status of the underlying
Municipal Obligations and (b) payment of any tender fees will not have the effect of creating taxable income for the Municipal Income Fund. Based on the tender option bond arrangement, the Municipal Income
Fund expects to value the tender option bond at par;
however, the value of the instrument will be monitored to assure that it is valued at fair value.

 When-Issued and Delayed Delivery Securities. As stated in each Fund's Prospectuses, a Fund may purchase securities on a "when-issued" or "delayed delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase when-issued or delayed delivery securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account.
Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case that Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its assets. When a Fund engages in when-issued or delayed delivery transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Neither Fund intends to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

 Stand-By Commitments. Each of the Funds may acquire rights to "put" its securities at an agreed upon price within a specified period prior to their maturity date. The Funds may also enter into put transactions sometimes referred to as "stand-by commitments," which entitle the holder to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.
Each Fund's right to exercise a stand-by commitment will be unconditional and unqualified.

	The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for certain stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to a stand-by commitment (thus reducing the yield to maturity otherwise available for the same securities). The Funds intend to enter into stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Where a Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the stand-by commitment is held by the Fund and will be reflected in realized gain or loss when the stand-by commitment is exercised or expires.

	In the event that the issuer of a stand-by commitment acquired by a Fund defaults on its obligation to purchase the underlying security, then that Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

	If the value of the underlying security
increases, the potential for unrealized or realized gain is reduced by the cost of the stand-by commitment. The maturity of a portfolio security will not be considered shortened by a stand-by commitment to which such obligation is subject. Therefore, stand-by commitment transactions will not affect the average weighted maturity of a Fund's portfolio.

 Illiquid and Restricted Securities. Neither Fund may invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.

	The SEC has adopted Rule 144A under the
Securities Act of 1933, as amended (the "1933 Act"), which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.
Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. LBGAM anticipates that the market for certain restricted securities such as institutional commercial paper and institutional municipal securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

	LBGAM will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Directors. In reaching liquidity decisions with respect to Rule 144A securities, LBGAM will consider, among others, the following factors:
(1) the unregistered nature of a Rule 144A security;
(2) the frequency of trades and quotes for a Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades
(e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

 Repurchase Agreements. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company's Custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

 Reverse Repurchase Agreements. Whenever the Funds enter into reverse repurchase agreements as described in the Prospectuses, they will place in a segregated custodian account liquid assets having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by the Funds under the 1940 Act.

 Loans of Portfolio Securities. Each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations.
There is no investment restriction on the amount of securities that may be loaned. A Fund may not lend its portfolio securities to Lehman Brothers or its affiliates without specific authorization from the SEC. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or securities which are consistent with its permitted investments, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or Lehman
Brothers, and which is acting as a "finder." With respect to loans by the Funds of their portfolio securities, the Funds would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by a Fund in connection with such loans would be invested in securities in which such Fund is permitted to invest.

 Asset-Backed and Receivable-Backed Securities.  The
Daily Income Fund may invest in asset-backed and receivable-backed securities. Several types of asset-backed and receivable-backed securities have been offered to investors, including interests in pools of credit card receivables and motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts.
Payments of principal and interest on these securities are passed through to certificate holders.
In addition, asset-backed securities often carry credit protection in the form of extra collateral, subordinate certificates, cash reserve accounts and other enhancements. An investor's return on these securities may be affected by early prepayment of principal on the underlying receivables or sales contracts. Any asset-backed or receivable-backed securities held by the Daily Income Fund must comply with the portfolio maturity and quality requirements contained in Rule 2a-7 under the 1940 Act. The Daily
Income Fund will monitor the performance of these investments and will not acquire any such securities unless rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSROs").

	The Appendix to this Statement of Additional
Information contains a description of the relevant rating symbols used by NRSROs for obligations that may be purchased by each Fund.



Investment Limitations

	The Prospectuses of each Fund summarize certain investment limitations that may not be changed without the affirmative vote of the holders of a majority of such Fund's outstanding shares (as defined below under "Additional Information
Concerning Fund Shares"). Investment limitations numbered 1 through 7 may not be changed without such a vote of shareholders; investment limitations 8 through 13 may be changed by a vote of the Company's
Board of Directors at any time.

	 1.	Neither Fund may purchase securities of
any one issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

	 2.	Neither Fund may borrow money, except from
banks for temporary purposes and then in amounts not exceeding one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of such borrowing. Additional investments will not be made by a Fund when borrowings exceed 5% of its total assets.

	 3.	Neither Fund may purchase any securities
which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Daily Income Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Daily Income
Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. Government securities or, in the case of the Municipal Income Fund, Municipal
Obligations (other than those backed only by the assets and revenues of non-governmental users).

	 4.	Neither Fund may make loans, except that
each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and the Daily Income Fund may enter into repurchase agreements with respect to portfolio securities.

	 5.	Neither Fund may act as an underwriter of
securities, except insofar as a Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

	 6.	Neither Fund may purchase or sell real
estate or real estate limited partnerships, provided that a Fund may purchase securities of issuers which invest in real estate or interests therein.

	 7.	Neither Fund may purchase or sell
commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

	 8.	Neither Fund may knowingly invest more
than 10% of the value of its net assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

	 9.	Neither Fund may purchase securities on
margin, make short sales of securities or maintain a short position.

	10.	Neither Fund may write or sell puts,
calls, straddles, spreads or combinations thereof.

	11.	Neither Fund may invest in securities if
as a result the Fund would then have more than 5% of its total assets in securities of companies
(including predecessors) with less than three years of continuous operation.

	12.	Neither Fund may purchase securities of
other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

	13.	Neither Fund may invest in warrants.

	In addition, without the affirmative vote of the holders of a majority of the Municipal Income Fund's outstanding shares, that Fund may not change its policy of investing at least 80% of its total assets
(except during temporary defensive periods) in Municipal Obligations.

	In order to permit the sale of shares of the Funds in certain states, the Funds may make commitments more restrictive than the investment policies and limitations above. Should a Fund determine that any such commitments are no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. Further, with respect to the above-stated third limitation, each Fund will consider wholly owned finance companies to be in the industries of their parents, if their activities are primarily related to financing the activities of their parents, and will divide utility companies according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

ADDITIONAL INFORMATION CONCERNING MUNICIPAL
OBLIGATIONS -
THE MUNICIPAL INCOME FUND

	Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term
Municipal Obligations if the interest paid thereon is exempt from regular federal income tax. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance. Neither the Municipal Income
Fund nor its Investment Adviser will review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

	The Municipal Income Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal
Obligations held by a bank as trustee or custodian are coupled with tender option, demand and other features when tax-exempt derivatives are created.
Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal
Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the Custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker-dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Municipal Income Fund may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal
Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue
Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Municipal Income Fund nor
LBGAM will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinions.

	As described in the Prospectuses for the Municipal Income Fund, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues, and the Municipal Income Fund's portfolio may include "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal
Obligations depend upon a variety of factors, including general money market conditions, the financial condition of other issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Obligations. It should be recognized, however, that ratings are general and are not absolute standards of quality, and Municipal
Obligations with the same maturity, interest rate and rating may have different yields while Municipal
Obligations of the same maturity and interest rate with different ratings may have the same yield.
Subsequent to its purchase by the Municipal Income
Fund, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Municipal
Income Fund. LBGAM will consider such an event in determining whether the Municipal Income Fund should continue to hold the obligation.

	An issuer's obligations under its Municipal
Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal
Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal
Obligations may be materially adversely affected by litigation or other conditions.

	Among other types of Municipal Obligations, the Municipal Income Fund may purchase short-term General
Obligation Notes, Tax Anticipation Notes, Bond
Anticipation Notes, Revenue Anticipation Notes,
Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Municipal Income Fund may invest in other types of tax-exempt instruments such as municipal bonds, private activity bonds and pollution control bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

	The payment of principal and interest on most securities purchased by the Municipal Income Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses for the Municipal Income Fund. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

	The Tax Reform Act of 1986 (the "Act")
substantially revised provisions of prior law affecting the issuance and use of proceeds of certain tax-exempt obligations. A new definition of private activity bonds was applied to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. The Act generally did not change the tax treatment of bonds issued to finance governmental operations. The changes generally apply to bonds issued after August 15, 1986, with certain transitional rule exemptions. As used in this Statement of Additional Information, the term "private activity bonds" also includes industrial development revenue bonds issued pursuant to the Internal Revenue Code of 1986, as amended (the
"Code"). The portion of dividends paid by the Fund that is attributable to interest on certain private activity bonds is an item of tax preference for purposes of the federal individual and corporate alternative minimum taxes.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

	Information on how to purchase and redeem each Fund's shares, and how such shares are priced, is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund's books, but share certificates are not issued for Fund shares.

	The Funds offer their shares to the public on a continuous basis. Purchases of Select Shares and CDSC
Shares of the Funds may be made through a brokerage account maintained through Lehman Brothers or with a broker that clears securities transactions through Lehman Brothers on a fully disclosed basis (an
"Introducing Broker").  Purchases of Global Clearing
Shares of the Funds may be made only through an Introducing Broker.

	Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York
Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.) Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, a Fund may make payment wholly or partly in readily marketable securities or other property, valued in the same way as that Fund determines net asset value.
See "Net Asset Value" below for an example of when such redemption or form of payment might be appropriate. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

	The Funds normally transmit payment of
redemption proceeds for credit to the shareholder's account at Lehman Brothers or the Introducing Broker
(in the case of Global Clearing Shares, to the Introducing Broker) on the business day following receipt of the redemption request but, in any event, payment will be made within seven days thereafter.

	The Prospectuses describe special redemption procedures for certain shareholders who engage in purchases of securities through Lehman Brothers or an Introducing Broker, under which Fund shares are redeemed automatically to satisfy debit balances arising in the shareholder's account on the settlement date of other securities transactions. A shareholder may choose not to redeem Fund shares automatically by notifying Lehman Brothers or the Introducing Broker, and by making payment for securities purchased by the settlement date, which is usually three business days after the trade date.

Net Asset Value

	The Prospectuses discuss the time at which the net asset value of shares of each class of the applicable Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Funds in valuing their assets.

	The valuation of each Fund's portfolio
securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

	Pursuant to the 1940 Act, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by LBGAM to be of eligible quality with minimal credit risks.

	Pursuant to Rule 2a-7, the Company's Board of
Directors also has established procedures designed to stabilize, to the extent reasonably possible, the price per share of each Fund as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

	Rule 2a-7 also provides that the extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board of Directors. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to Rule 2a-7 the Board of Directors must cause the Fund to take such corrective action as the Board of Directors regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

EXCHANGE PRIVILEGE

	Holders of each class of a Fund's Shares may exchange all or part of their shares for shares of the same class of certain other funds in the Lehman
Brothers Group of Funds, as indicated in the Prospectuses, to the extent such shares are offered for sale in the shareholder's state of residence.
There currently is no charge for this service, and exchanges are made on the basis of relative net asset value per share at the time of exchange. CDSC Shares of a Fund exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the CDSC Shares being exchanged were purchased.

	The exchange privilege enables holders of a Fund's shares to acquire shares in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is to be made. Prospectuses may be obtained from any Lehman Brothers Investment
Representative.

	Exercise of the exchange privilege is treated as a sale and repurchase for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The price of the shares of the fund into which shares are exchanged will be the new cost basis for tax purposes.

	Upon receipt of proper instructions and all necessary supporting documents, a Fund's shares submitted for exchange are redeemed at the then-current net asset value and the proceeds immediately invested in shares of the fund being acquired subject to any applicable CDSC. Lehman
Brothers reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders.

MANAGEMENT OF THE FUNDS

Directors and Officers

	The Company's directors and executive officers, their addresses, principal occupations during the past five years and other affiliations are as follows:



Name and
Address

Posi
tion
with
the
Comp
any
Princip
al
Occupat
ion
During
Past 5
Years
and
Other
Affilia
tions





James A.
Carbone (1)
  Lehman
Brothers
Global
Asset

Management,
Inc.
  3 World
Financial
Center,
10th Floor
  New York,
New York
10285
Age:  43
Chai
rman
of
the
Boar
d
and
Dire
ctor
Directo
r,
Lehman
Brother
s
Global
Asset
Managem
ent
K.K.;
Managin
g
Directo
r,
Lehman
Brother
s Inc.;
formerl
y
Branch
Manager
,
Lehman
Brother
s Japan
Inc.;
formerl
y
Chairma
n,
Lehman
Brother
s Asia
Holding
s
Limited
; and
formerl
y
Manager
-- Debt
Syndica
te,
Origina
tion &
Corpora
te
Bonds,
Lehman
Brother
s Inc.












Name and
Address

Posi
tion
with
the
Comp
any
Princip
al
Occupat
ion
During
Past 5
Years
and
Other
Affilia
tions





Burt N.
Dorsett
(2)(3)
  Dorsett
McCabe
Capital

Management,
Inc.
  540
Madison
Avenue -
7th Floor
  New York,
New York
10022
Age:  64
Dire
ctor
Managin
g
Partner
,
Dorsett
McCabe
Capital
Managem
ent,
Inc.,
an
investm
ent
counsel
ing
firm;
Directo
r,
Researc
h
Corpora
tion
Technol
ogies,
a non-
profit
patent-
clearin
g and
licensi
ng
firm;
formerl
y
Preside
nt,
Westing
house
Pension
Investm
ents
Corpora
tion;
formerl
y
Executi
ve Vice
Preside
nt and
Trustee
,
College
Retirem
ent
Equitie
s Fund,
Inc., a
variabl
e
annuity
fund;
and
formerl
y
Investm
ent
Officer
,
Univers
ity of
Rochest
er.





Kathleen C.
Holmes(2)(3
)
  26 Murray
Hill Square
  New
Providence,
New Jersey
07974
Age:  47
Dire
ctor
Managin
g
Directo
r,
Wharton
School
Financi
al
Institu
tions
Center,
Univers
ity of
Pennsyl
vania;
Senior
Partner
and
Managem
ent
Consult
ant,
Furash
&
Company
 .





John N.
Hatsopoulos
(2)(3)
  Thermo
Electron
Corp.
  81 Wyman
Street
  Waltham,
Massachuset
ts  02254
Age:  61
Dire
ctor
Executi
ve Vice
Preside
nt and
Chief
Financi
al
Officer
,
Thermo
Electro
n Corp.





Andrew D.
Gordon
  3 World
Financial
Center
  New York,
New York
10285
Age:  41
Pres
iden
t
Managin
g
Directo
r,
Lehman
Brother
s.





John M.
Winters
  3 World
Financial
Center
  New York,
New York
10285
Age:  46
Vice
Pres
iden
t &
Inve
stme
nt
Offi
cer
Senior
Vice
Preside
nt and
Senior
Money
Market
Portfol
io
Manager
,
Lehman
Brother
s
Global
Asset
Managem
ent,
Inc.;
formerl
y
Product
Manager
with
Lehman
Brother
s
Capital
Markets
Group.


















Name and
Address

Posi
tion
with
the
Comp
any
Princip
al
Occupat
ion
During
Past 5
Years
and
Other
Affilia
tions





Nicholas
Rabiecki,
III
  3 World
Financial
Center
  New York,
New York
10285
Age:  37
Vice
Pres
iden
t &
Inve
stme
nt
Offi
cer
Vice
Preside
nt and
Senior
Portfol
io
Manager
,
Lehman
Brother
s
Global
Asset
Managem
ent,
Inc.;
formerl
y
Senior
Fixed
Income
Portfol
io
Manager
with
Chase
Private
Banking
 .





Michael C.
Kardok
  53 State
Street
  Boston,
Massachuset
ts  02109
Age:  35
Trea
sure
r
Vice
Preside
nt,
First
Data
Investo
r
Service
s
Group,
Inc.;
formerl
y Vice
Preside
nt, The
Boston
Company
 .





Patricia L.
Bickimer
  53 State
Street
  Boston,
Massachuset
ts  02109
Age:  42
Secr
etar
y
Vice
Preside
nt and
Associa
te
General
Counsel
, First
Data
Investo
r
Service
s
Group,
Inc.;
formerl
y Vice
Preside
nt and
Associa
te
General
Counsel
, The
Boston
Company
Advisor
s, Inc.

__________

1.	Director considered by the Company to be an
"interested person" of the Company as defined in the
1940 Act.
2.	Audit Committee Member.
3.	Nominating Committee Member.

	Three directors of the Company, Messrs. Carbone and Dorsett and Ms. Holmes, serve as directors or trustees of other investment companies for which Lehman Brothers, LBGAM or one of their affiliates serves as distributor or investment adviser.

	No employee of Lehman Brothers, LBGAM or First
Data Investor Services Group, Inc. ("First Data") receives any compensation from the Company for acting as an officer or director of the Company. The Company pays each director who is not a director, officer or employee of Lehman Brothers, LBGAM or First Data or any of their affiliates, a fee of $20,000 per annum plus $500 per meeting attended and reimburses them for travel and out-of-pocket expenses. As of November
6, 1995, directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each Fund.

	By virtue of the responsibilities assumed by Lehman Brothers, LBGAM, First Data and their affiliates under their respective agreements with the Company, the Company itself requires no employees in addition to its officers.

	The following table sets forth certain
information regarding the compensation of the Company's directors during the fiscal year ended July
31, 1995. No executive officer or person affiliated with the Company received compensation from the Company during the fiscal year ended July 31, 1995 in excess of $60,000. For purposes of this table, "Fund
Complex" means regulated investment companies, including the Company, which have common or affiliated investment advisers.

COMPENSATION TABLE



N
a
m
e

o
f

P
e
r
s
o
n

a
n
d

P
o
s
i
t
i
o
n


A
g
g
r
e
g
a
t
e

C
o
m
p
e
n
s
a
t
i
o
n

f
r
o
m

t
h
e

C
o
m
p
a
n
y


P
e
n
s
i
o
n

o
r

R
e
t
i
r
e
m
e
n
t

B
e
n
e
f
i
t
s

A
c
c
r
u
e
d

a
s

P
a
r
t

o
f

C
o
m
p
a
n
y

E
x
p
e
n
s
e
s



E
s
t
i
m
a
t
e
d

A
n
n
u
a
l

B
e
n
e
f
i
t
s

U
p
o
n

R
e
t
i
r
e
m
e
n
t

T
o
t
a
l

C
o
m
p
e
n
s
a
t
i
o
n

F
r
o
m

t
h
e

C
o
m
p
a
n
y

a
n
d

F
u
n
d

C
o
m
p
l
e
x

P
a
i
d

t
o

D
i
r
e
c
t
o
r
s
*








J
a
m
e
s

A
 .

C
a
r
b
o
n
e
,

C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d

0

0

N
/
A

$
0

(
2
)








B
u
r
t

N
 .

D
o
r
s
e
t
t
,

D
i
r
e
c
t
o
r

$
2
2
,
0
0
0
 .
0
0

0

N
/
A

$
4
7
,
0
0
0
 .
0
0

(
2
)








K
a
t
h
l
e
e
n

C
 .

H
o
l
m
e
s
,

D
i
r
e
c
t
o
r

$
2
3
,
1
1
6
 .
7
5
*
*

0

N
/
A

$
3
4
,
2
0
8
 .
2
5
*
*

(
2
)








J
o
h
n

N
 .

H
a
t
s
o
p
o
u
l
o
s
,

D
i
r
e
c
t
o
r

$
2
2
,
0
0
0
 .
0
0

0

N
/
A

$
2
2
,
0
0
0
 .
0
0

(
1
)



_____________
* Represents the total compensation paid to such persons by all investment companies (including the Company) from which such person received compensation during the fiscal year ended July 31, 1995 that are considered part of the same "fund complex" as the Company. The parenthetical number represents the number of such investment companies, including the Company.

** Includes $1,208.25 for reimbursement of out-of-pocket expenses.

Investment Adviser

	LBGAM serves as Investment Adviser to the Funds pursuant to separate written investment advisory agreements approved by the Company's Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940
Act) of the Company or LBGAM, on May 11, 1995. LBGAM is a wholly owned subsidiary of Lehman Brothers
Holdings Inc. The services provided by LBGAM under its advisory agreements and the fees paid to LBGAM are described in the Prospectuses. LBGAM bears all expenses in connection with the performance of its services and pays the salaries of all officers or employees who are employed by both it and the Company. Unless sooner terminated, each advisory agreement will continue in effect until August 2, 1996 and from year to year thereafter if such continuance is approved at least annually by the Company's Board of Directors or by a vote of a majority (as defined under "Additional Description
Concerning Fund Shares") of the outstanding shares of the relevant Fund and, in either case, by a majority of the directors who are not parties to such agreement or "interested persons" of any party by votes cast in person at a meeting called for such purpose. Each advisory agreement will be terminable by the Company or LBGAM on 60 days' written notice, and will terminate immediately in the event of its assignment.

	As compensation for investment advisory services rendered, LBGAM is entitled to receive from each Fund a fee computed daily and paid monthly at the annual rate of 0.30% of the value of the Fund's average daily net assets. For the fiscal period ended July
31, 1994 and the fiscal year ended July 31, 1995, the Daily Income Fund paid to LBGAM advisory fees with respect to the Daily Income Fund of $1,266,949 and $1,384,344, respectively. For the same periods, LBGAM voluntarily waived investment advisory fees with respect to the Daily Income Fund of $918,678 and $676,511, respectively. For the fiscal period ended
July 31, 1994 and the fiscal year ended July 31, 1995, the Municipal Income Fund paid to LBGAM advisory fees of $424,511 and $552,423, respectively.
For the same periods, LBGAM voluntarily waived investment advisory fees with respect to the Municipal Income Fund of $245,504 and $239,023, respectively.

Administrator

	First Data serves as each Fund's administrator pursuant to a written agreement dated August 2, 1993
(the "Administration Agreement") between the Company and The Boston Company Advisors, Inc. ("Boston
Advisors"), which was assigned by Boston Advisors to First Data on May 6, 1994. As the Funds' administrator, First Data has agreed to provide the following services: (i) assist generally in supervising a Fund's operations, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, providing information concerning a Fund to its shareholders of record, handling shareholder problems, supervising the services of employees whose principal responsibility and function is to preserve and strengthen shareholder relations; (ii) prepare reports to a Fund's shareholders and prepare tax returns and reports to and filings with the SEC;
(iii) compute the respective net asset value per share of each Fund; (iv) provide the services of certain persons who may be elected as directors or appointed as officers of the Company by the Board of Directors; and (v) maintain the registration or qualification of a Fund's shares for sale under state securities laws.

	As compensation for administrative services rendered to each Fund, First Data is entitled to receive from each Fund a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal period ended July 31, 1994 and the fiscal year ended
July 31, 1995, the Daily Income Fund paid administrative fees to Boston Advisors and/or First
Data in the amount of $830,566 and $987,211, respectively. For the same periods, Boston Advisors and/or First Data voluntarily waived administration fees with respect to the Daily Income Fund of $626,519 and $386,692, respectively. For the fiscal period ended July 31, 1994 and the fiscal year ended
July 31, 1995, the Municipal Income Fund paid administrative fees to Boston Advisors and/or First
Data in the amount of $292,606 and $386,712, respectively. For the same periods, Boston Advisors and/or First Data voluntarily waived administration fees with respect to the Municipal Income Fund of $154,070 and $140,919, respectively.

Distributor and Plan of Distribution

	Lehman Brothers acts as distributor of each Fund's shares. Lehman Brothers, located at 3 World
Financial Center, New York, New York 10285, is a wholly-owned subsidiary of Lehman Brothers Holdings
Inc. ("Holdings"). As of September 30, 1995, FMR
Corp. beneficially owned approximately 12.4% and Nippon Life Insurance Company beneficially owned approximately 8.7% of the outstanding voting securities of Holdings. Each Fund's shares are sold on a continuous basis by Lehman Brothers as agent, although Lehman Brothers is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of a Fund (excluding preparation and printing expenses necessary for the continued registration of a Fund's shares) and of preparing, printing and distributing all sales literature. For the fiscal period from November 16, 1994 (commencement of CDSC Share operations) to July
31, 1995, Lehman Brothers received $1,000 in CDSCs on redemptions of the Daily Income Fund's CDSC Shares.
For the fiscal period from July 6, 1994 (commencement of CDSC Share operations) to July 31, 1994 and the fiscal year ended July 31, 1995, Lehman Brothers received no CDSCs with respect to the Municipal
Fund's CDSC Shares.

	Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board of Directors has adopted such a plan with respect to each Fund (the "Plan of Distribution") pursuant to which Lehman Brothers has agreed to advertise, market and distribute shares of the Funds. The Board of Directors believes that there is a reasonable likelihood that the Plan of Distribution will benefit the Funds and their shareholders. The Daily Income
Fund and the Municipal Income Fund have agreed under the Plan of Distribution to pay Lehman Brothers monthly at an annual rate of 0.25% of the value of the Funds' average daily net assets attributable to their Select Shares and CDSC Shares and at the annual rate of 0.50% of the value of the Funds' average daily net assets attributable to Global Clearing
Shares.

	For the fiscal period from August 2, 1993
(commencement of Select Share operations) to July 31,
1994 and the fiscal year ended July 31, 1995, the Daily Income Fund paid to Lehman Brothers distribution fees with respect to its Select Shares of $1,311,376 and $1,236,477, respectively. For the same periods, Lehman Brothers, pursuant to the Plan of Distribution, waived distribution fees with respect to the Daily Income Fund in the amount of $509,633 and $480,866, respectively. For the fiscal period from November 16, 1994 (commencement of CDSC
Share operations) to July 31, 1995, the Daily Income
Fund paid to Lehman Brothers distribution fees with respect to its CDSC Shares of $36.

	 For the fiscal period from August 2, 1993
(commencement of Select Share operations) to July 31,
1994 and the fiscal year ended July 31, 1995, the Municipal Income Fund paid to Lehman Brothers distribution fees with respect to its Select Shares of $402,007 and $474,859, respectively. For the same periods, Lehman Brothers, pursuant to the Plan of Distribution, waived distribution fees with respect to the Municipal Income Fund in the amount of $156,345 and $184,671, respectively. For the fiscal period from July 6, 1994 (commencement of CDSC Share operations) to July 31, 1994 and the fiscal year ended July 31, 1995, the Municipal Income Fund paid to Lehman Brothers distribution fees with respect to its CDSC Shares of $2 and $7, respectively.

	As of the date of this Statement of Additional
Information, neither Fund had sold any Global
Clearing Shares to the public.

	A quarterly report of the amounts expended with respect to each class of each Fund under the Plan of Distribution, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. In addition, the Plan of Distribution provides that it may not be amended with respect to a class of a Fund to increase materially the costs which may be borne for distribution pursuant to the Plan of Distribution without the approval of shareholders of that class, and that other material amendments of the Plan of Distribution must be approved by the Board of Directors, and by the Directors who are neither "interested persons"
(as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plan of Distribution or any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan of Distribution and any related agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan of Distribution may be terminated with respect to a class of a Fund at any time by vote of a majority of the Directors who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan of Distribution or in any related agreement or by vote of a majority of the shares of that class.

Custodian and Transfer Agent

	Boston Safe Deposit and Trust Company ("Boston
Safe"), an indirect wholly owned subsidiary of Mellon
Bank Corporation, is located at One Boston Place,
Boston, Massachusetts 02108, and serves as the Company's Custodian pursuant to a custody agreement.
Under the custody agreement, Boston Safe holds each Fund's portfolio securities and keeps all necessary accounts and records. For its services, Boston Safe receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The assets of the Company are held under bank custodianship in compliance with the 1940 Act.

	First Data, a subsidiary of First Data
Corporation, is located at 53 State Street, Boston,
Massachusetts 02019, and serves as the Company's
Transfer Agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Company, handles certain communications between shareholders and the Company and distributes dividends and distributions payable by the Company and produces statements with respect to account activity for the Company and its shareholders. For these services, First Data receives a monthly fee computed separately for each class of the Fund's shares on the basis of the number of shareholder accounts that it maintains for the Company during the month and is reimbursed separately by each class for out-of-pocket expenses.

Principal Holders

	At November 6, 1995, the principal holder of Select Shares of the Municipal Income Fund was
Richmont Capital Partners I LP, 4300 Westgrove Drive,
Dallas, TX 75248, holding of record 10.15% of the outstanding shares. At November 6, 1995, 99.56% of the outstanding CDSC Shares of the Daily Income Fund were held of record by Lehman Brothers. As of November 6, 1995, there were no investors in CDSC
Shares of the Municipal Income Fund and all outstanding shares were held by Lehman Brothers.

	Lehman Brothers holds shares on behalf of various accounts and not as a beneficial owner. To the extent that any investor is the beneficial owner of more than 25% of the outstanding shares of a Fund, such investor may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

Expenses

	A Fund's expenses include taxes, interest, fees and salaries of the Company's trustees and officers who are not directors, officers or employees of the Company's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to investors, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.
The Funds also pay for brokerage fees and commissions
(if any) in connection with the purchase and sale of portfolio securities. Fund expenses are allocated to a particular class of Fund shares based on other expenses identifiable to the class or the relative net assets of the class and other classes of Fund shares. LBGAM and First Data have agreed that if, in any fiscal year, the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of that Fund are registered or qualified for sale to the public, they will reimburse that Fund for any excess to the extent required by such regulations in the same proportion that each of their fees bears to the Fund's aggregate fees for investment advice and administrative services. Unless otherwise required by law, such reimbursement would be accrued and paid on the same basis that the advisory and administration fees are accrued and paid by that Fund. To each Fund's knowledge, of the expense limitations in effect on the date of this Statement of Additional
Information, none is more restrictive than two and one-half percent (2%) of the first $30 million of a Fund's average annual net assets, two percent (2%) of the next $70 million of the average annual net assets and one and one-half percent (1%) of the remaining average annual net assets.

ADDITIONAL INFORMATION CONCERNING TAXES

	The following discussion is only a brief summary of certain additional tax considerations affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of all federal, state and local tax concerns, and the discussion set forth here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their own tax adviser with specific questions relating to federal, state or local taxes.

In General

	Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Code and to continue to so qualify.
Qualification as a RIC requires, among other things, that each Fund: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income
(including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following held for less than three months: (i) stock or securities, (ii) options, futures, or forward contracts, or (iii) foreign currencies (or foreign currency options, futures or forward contracts) that are not directly related to its principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the
"30% limitation"); and (c) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities with such other securities limited, in respect of any issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer.

	Investors should consider the tax implications of buying shares just prior to distribution.
Although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

	Gain or loss, if any, on the sale or other disposition of shares of a Fund will generally result in capital gain or loss to shareholders. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of a Fund before holding it for more than six months, any loss on the sale or other disposition of such shares shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share, or shall be disallowed to the extent of any exempt-interest dividend. Currently, the maximum federal income tax rate imposed on individuals with respect to net realized long-term capital gains is limited to 28%, whereas the maximum federal income tax rate imposed on individuals with respect to net realized short-term capital gains
(which are taxed at the same rates as ordinary income) is 39.6%.

	A 4% non-deductible excise tax is imposed on RICs that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

	If for any taxable year a Fund does not qualify for tax treatment as a RIC, all of that Fund's taxable income will be subject to tax at regular corporate rates without any deduction for distributions to Fund shareholders. In such event, dividend distributions to shareholders would be taxable as ordinary income to the extent of that Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

	Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to its shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to that Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

The Municipal Income Fund

	As described above and in the Prospectuses for the Municipal Income Fund, the Municipal Income Fund is designed to provide institutions with current tax-exempt interest income. The Municipal Income Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Municipal Income Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Municipal Income
Fund's dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Municipal Income Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S.
Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

	In order for the Municipal Income Fund to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Municipal
Income Fund's assets must consist of exempt-interest obligations. After the close of its taxable year, the Municipal Income Fund will notify its shareholders of the portion of the dividends paid by the Municipal
Income Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by a fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Municipal Income Fund for the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Municipal Income Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders of the Municipal Income Fund receiving dividends for such year.

	Interest on indebtedness incurred by a
shareholder to purchase or carry the Municipal Income
Fund's shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year.

	Under the Revenue Reconciliation Act of 1993, all or a portion of the Municipal Income Fund's gain from the sale or redemption of tax exempt obligations attributable to accrued market discount will be treated as ordinary income rather than capital gain.

	While the Municipal Income Fund does not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. The Municipal Income Fund will generally have no tax liability with respect to such gains, and the distributions will be taxable to the Municipal
Income Fund's shareholders as long-term capital gains, regardless of how long a shareholder has held the Municipal Income Fund's shares. Such distributions will be designated as a capital gain dividend in a written notice mailed by the Municipal
Income Fund to its shareholders not later than 60 days after the close of the Municipal Income Fund's taxable year.

	Similarly, while the Municipal Income Fund does not expect to earn significant investment company taxable income, taxable income earned by the Municipal Income Fund will be distributed to its shareholders. In general, the Municipal Income Fund's investment company taxable income will be its taxable income (for example, any short-term capital gains or ordinary income) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Municipal
Income Fund will be taxed on any undistributed investment company taxable income of the Municipal
Income Fund. To the extent such income is distributed by the Municipal Income Fund (whether in cash or additional shares), it will be taxable to the Municipal Income Fund's shareholders as ordinary income.

DIVIDENDS

	Each Fund's net investment income for dividend purposes consists of: (i) interest accrued and original issue discount earned on that particular
Fund's assets for the applicable dividend period, plus (ii) the amortization of market discount and minus the amortization of market premium on such assets, and less (iii) accrued expenses directly attributable to that Fund and the general expenses
(e.g., legal, accounting and directors' fees) of the Company prorated to such Fund on the basis of its relative net assets. The amortization of market discount on a Fund's assets is not included in the calculation of net income. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders.

	The Company uses its best efforts to maintain the net asset value per share of each Fund at $1.00.
As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that a Fund's net asset value per share may fall below $1.00.




ADDITIONAL YIELD INFORMATION

	The "yields" and "effective yields" are
calculated separately for each class of shares of each of the Funds and "tax-equivalent yields" are calculated separately for each class of shares of the Municipal Income Fund. The seven day yield for each class of shares in a Fund is calculated by determining the net change in the value of a hypothetical preexisting account in a Fund having a balance of one share of the class at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A tax-equivalent yield for the Municipal Income Fund's shares is computed by dividing the portion of the yield
(calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the yield that is not exempt from federal income tax. Similarly, based on the calculations described above, 30-day (or one-month) yields, effective yields and tax-equivalent yields may also be calculated.

Based on the period ended July 31, 1995, the yields and effective yields for each of the Funds and the tax-equivalent yields for the Municipal Income Fund were as follows:




7
-
d
a
y

Y
i
e
l
d


7
-
d
a
y

E
f
f
e
c
t
i
v
e

Y
i
e
l
d


7
-
d
a
y

T
a
x
-

E
q
u
i
v
a
l
e
n
t

Y
i
e
l
d
#







Daily
Income
Fund*









Select
Shares
5
 .
3
5
%

5
 .
4
8
%

N
/
A


Select
Shares
**
5
 .
1
3
%

5
 .
2
5
%

N
/
A


CDSC
Shares
5
 .
3
5
%

5
 .
4
8
%

N
/
A


CDSC
Shares
**
5
 .
1
3
%

5
 .
2
5
%

N
/
A







Munici
pal
Income
Fund*









Select
Shares
3
 .
4
1
%

3
 .
4
6
%

4
 .
9
4
%


Select
Shares
**
3
 .
2
0
%

3
 .
2
5
%

4
 .
6
4
%


CDSC
Shares
3
 .
4
1
%

3
 .
4
6
%

4
 .
9
4
%


CDSC
Shares
**
3
 .
2
0
%

3
 .
2
5
%

4
 .
6
4
%



* As of the date of this Statement of Additional
Information, neither Fund had sold any Global
Clearing Shares to the public.

** Without fee waivers and/or expense reimbursements.

# Note: Tax-equivalent yields assume a maximum
Federal Tax Rate of 31%.

	From time to time, in advertisements or in reports to shareholders, a Fund's yield may be quoted and compared to that of other money market funds or accounts with similar investment objectives and to bond or other relevant indices. For example, the yield of a Fund may be compared to the IBC/Donoghue's
Money Fund Average, which is an average compiled by IBC/Donoghue's MONEY FUND REPORT of Holliston, MA
01746, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate
Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

	Yield will fluctuate, and any quotation of yield should not be considered as representative of the future performance of a Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions.

In addition, the Funds may also include in advertisements, sales literature, communications to shareholders and other materials (collectively,
"Materials") discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, and the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports
(including the investment composition of a Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein.

ADDITIONAL INFORMATION CONCERNING FUND SHARES

	As used in this Statement of Additional
Information and the Prospectuses, a "majority of the outstanding shares", when referring to the approvals to be obtained from shareholders in connection with matters affecting any particular portfolio of the Company (such as each Fund) (e.g., approval of investment advisory contracts) or any particular class (e.g., approval of plans of distribution) means the lesser of (1) 67% of the shares of that particular portfolio or class, as appropriate, represented at a meeting at which the holders of more than 50% of the outstanding shares of such portfolio or class, as appropriate, are present in person or by proxy, or (2) more than 50% of the outstanding shares of such portfolio or class, as appropriate.

	The By-Laws of the Company provide that the Company shall not be required to hold an annual meeting of shareholders in any year in which the election of directors to the Company's Board of Directors is not required to be acted upon under the 1940 Act. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

	Shares of each class of a particular portfolio of the Company (such as each Fund) are entitled to such dividends and distributions out of the assets belonging to that class as are declared in the discretion of the Company's Board of Directors. In determining the net asset value of a class of a portfolio, assets belonging to a particular Fund are credited with a proportionate share of any general assets of the Company not belonging to a particular class of a portfolio and are charged with the direct liabilities in respect of that class of the portfolio and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the respective classes of the portfolios of the Company at the time of allocation.

	In the event of the liquidation or dissolution of the Company, shares of each class of a portfolio are entitled to receive the assets attributable to them that are available for distribution, and a proportionate distribution, based upon the relative net assets of the classes of each portfolio, of any general assets not attributable to a portfolio of the Company that are available for distribution.
Shareholders are not entitled to any preemptive rights.

	Subject to the provisions of the Company's
Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a particular portfolio or class are conclusive.

COUNSEL

	Simpson Thacher & Bartlett (a partnership which includes professional corporations), 425 Lexington
Avenue, New York, New York 10017-3594, serves as counsel to the Company.

AUDITORS

	The financial statements of the Funds which are incorporated by reference in this Statement of Additional Information have been audited by Ernst &
Young LLP, independent auditors, whose report thereon appears in the Company's annual report and has been included herein in reliance upon the report of said firm given on their authority as experts in accounting and auditing. Ernst & Young LLP has offices at 200 Clarendon Street, Boston,
Massachusetts 02116-5072.

FINANCIAL STATEMENTS

	The Company's annual report for the fiscal year ended July 31, 1995, which contains audited financial statements for the Funds for the fiscal year ended
July 31, 1995, is incorporated into this Statement of Additional Information by reference in its entirety.



APPENDIX
DESCRIPTION OF RATINGS

Commercial Paper and Bank Money Market Instruments

A Standard & Poor's Ratings Group commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the two highest rating categories used by Standard &
Poor's Ratings Group for commercial paper:

	A-1 - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted
"A-1+."

	A-2 - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

	Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the two highest rating categories used by Moody's for commercial paper:

	Prime-1 - Issuer or related supporting
institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

	Prime-2 - Issuer or related supporting
institutions are considered to have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

	The two highest rating categories of Duff &
Phelps for investment grade commercial paper are "Duff 1" and "Duff 2." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper:

	Duff 1+ - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

	Duff 1 - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors.
Risk factors are minor.

	Duff 1- - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
Risk factors are very small.

	Duff 2 - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

	Fitch short-term ratings apply to debt
obligations that are payable on demand or have original maturities of up to three years. The two highest rating categories of Fitch for short-term obligations are "F-1" and "F-2." Fitch employs two designations, "F-1+" and "F-1," within the highest rating category. The following summarizes the two highest rating categories used by Fitch for short-term obligations:

	F-1+ - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

	F-1 - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

	F-2 - Securities possess good credit quality.
Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

	Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

	Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by a bank holding company or an entity within the holding company structure. The following summarizes the two highest ratings used by Thomson BankWatch:

	TBW-1 - This designation represents Thomson
BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

	TBW-2 - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

	IBCA assesses the investment quality of
unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The highest rating category of IBCA for short-term debt is "A."
IBCA employs two designations, "A1+" and "A1," within the highest rating category. The following summarizes the two highest rating categories used by IBCA for short-term debt ratings:

	A1+ - Obligations are supported by the highest capacity for timely repayment.

	A1 - Obligations are supported by a strong capacity for timely repayment.

	A2 - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

	Note: Various NRSROs utilize rankings within rating categories indicated by a + or -. The Funds, in accordance with industry practice, recognize such rankings within categories as gradations, viewing the example S&P's ratings of A-1 + and A-1 as being in S&P's highest rating category.

Corporate Bonds

 S&P. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
Bonds rated AA have a strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

 Moody's. Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

 IBCA. Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

 Fitch. Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

 Duff & Phelps. Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

Municipal Long-Term Debt Ratings

The following summarizes the two highest ratings used by Standard & Poor's Ratings Group for municipal long-term debt:

	AAA - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

	AA - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

	PLUS (+) or MINUS (-) _ The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within this rating category.

	The following summarizes the two highest ratings used by Moody's for municipal long-term debt:

	Aaa - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

	Moody's applies numerical modifiers 1, 2 and 3 in generic classification of "Aa" in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

	The following summarizes the two highest ratings used by Duff & Phelps for municipal long-term debt:

	AAA - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S.
Treasury debt.

	AA - Debt is considered of high credit quality.
Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

	To provide more detailed indications of credit quality, the "AA" rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within this rating category.

	Con. (- - -) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by
(a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	The following summarizes the two highest ratings used by Fitch for municipal bonds:

	AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

	AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

	To provide more detailed indications of credit quality, the Fitch rating of "AA" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within this rating category.

	Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the two highest rating categories used by Thomson
BankWatch for long-term debt ratings:

	AAA - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

	AA - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

	PLUS (+) or MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

	IBCA assesses the investment quality of
unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the two highest rating categories used by IBCA for long-term debt ratings:

	AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

	AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

	IBCA may append a rating of plus (+) or minus (-
) to a rating to denote relative status within these rating categories.

Municipal Note Ratings

A Standard & Poor's Ratings Group rating reflects the liquidity concerns and market access risks unique to notes due in three years or less.

	The following summarizes the two highest rating categories used by Standard & Poor's Ratings Group for municipal notes:

	SP-1 - The issuers of these municipal notes
exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

	SP-2 - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

	Moody's ratings for state and municipal notes and other short-term loans are designated Moody's
Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's
Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the two highest ratings used by Moody's Investors
Service, Inc. for short term notes:

	MIG-1/VMIG-1 - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

	MIG-2/VMIG-2 - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

	Duff & Phelps and Fitch use the short-term ratings described under Commercial Paper and Bank
Money Market Instruments for municipal notes.


- 25 -

lehman\retail\filings\sai95-3.doc


A-6

lehman\retail\filings\sai95-1.doc




Lehman Selected Growth Stock Portfolio
An Investment Portfolio of Lehman Brothers Funds, Inc.

Statement of
Additional
Information


November 29, 1995


	This Statement of Additional Information is meant to be read in conjunction with the Prospectus for the Lehman Selected Growth Stock Portfolio (the "Fund"), dated November 29, 1995, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The Fund is a diversified portfolio of Lehman Brothers Funds, Inc. (the "Company"), an open-end management investment company. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained by calling 1-800-861-4171. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

TABLE OF CONTENTS

Investment Objective and Policies
2


Additional Purchase and Redemption Information
1
4


Exchange Privilege
1
4


Valuation of Shares
1
5


Management of the Fund
1
5


Additional Information Concerning Taxes
2
2


Performance Data
2
4


Additional Information Concerning Fund Shares
2
6


Counsel
2
7


Auditors
2
7


Financial Statements
2
7


Appendix
A
-
1





INVESTMENT OBJECTIVE AND POLICIES

	As stated in the Prospectus, the investment objective of the Fund is to seek long-term capital appreciation. The following policies supplement the description of the Fund's investment objective and policies in the Prospectus.

Portfolio Transactions

	Subject to the general control of the Company's Board of Directors, Lehman Brothers Global Asset Management Inc. ("LBGAM"), the Fund's Investment Adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. Transactions on domestic stock exchanges involve the payment of negotiated brokerage commissions, which may vary among different brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers in the over-the-counter ("OTC") market include an undisclosed dealer spread. In making portfolio investments, LBGAM seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker or dealer are comparable, LBGAM may, in its discretion, effect transactions in portfolio securities with brokers or dealers who provide the Company with research advice or other services. Research advice and other services furnished by brokers through whom the Fund effects securities transactions may be used by LBGAM in servicing accounts in addition to the Fund, and not all such services will necessarily benefit the Fund.

	With respect to over-the-counter transactions, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

	Investment decisions for the Fund are made independently from those for the other investment company portfolios or accounts advised by LBGAM. Such other portfolios may also invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other portfolios, transactions are averaged as to price, and available investments allocated as to amount, in a manner which LBGAM believes to be equitable to each portfolio, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. To the extent permitted by law, LBGAM may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

	The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with Lehman Brothers Inc. ("Lehman Brothers"), LBGAM or any affiliated person (as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of either of these entities except to the extent permitted by the Securities and Exchange Commission (the "SEC"). However, pursuant to an exemption granted by the SEC, the Fund may engage in transactions involving certain money market instruments with Lehman Brothers and certain of its affiliates acting as principal. The Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which Lehman Brothers or any affiliate thereof is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment company portfolios which have a similar investment objective but are not subject to such limitations.

	It is anticipated that the Fund's annual portfolio turnover rate generally will not exceed 100%. This rate is calculated by dividing the lesser of sales or purchases of portfolio securities for any given year by the average monthly value of the Fund's portfolio securities for that year. For purposes of this calculation, no regard is given to securities having a maturity or expiration date at the time of acquisition of one year or less. The Fund's portfolio turnover rate for the fiscal year ended July 31, 1995 was 192%. This anomalous percentage reflects the Investment Adviser's repositioning of the Fund's broadly diversified portfolio in response to a period of changing interest rates coupled with expectations of an imminent economic slowdown. Portfolio turnover directly affects the amount of transaction costs that are borne by the Fund. In addition, the sale of securities held by the Fund for not more than one year will give rise to short-term capital gain or loss for federal income tax purposes. The federal income tax requirement that the Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months may limit the Fund's ability to dispose of its securities. See "Additional Information Concerning Taxes."

Additional Information on Portfolio Instruments and Certain
Investment Practices

 U.S. Government Obligations. Examples of the types of U.S. Government securities that may be held by the Fund include, in addition to U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Resolution Trust Corporation, Tennessee Valley Authority, U.S. Postal Service and Washington D.C. Armory Board.

 Bank Obligations. Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of the eighth investment limitation set forth under "Investment Objective and Policies - Investment Limitations" below. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

	Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and foreign issuers generally are subject to different accounting, auditing, reporting and record-keeping standards than those applicable to U.S. issuers.

 Convertible Securities. As fixed income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

 Repurchase Agreements. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company's Custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. The Fund will enter into repurchase agreements only with counterparties determined to be creditworthy in accordance with standards adopted by the Company's Board of Directors.

 Reverse Repurchase Agreements. Whenever the Fund enters into reverse repurchase agreements as described in the Prospectus, it will place liquid assets in a segregated custodian account having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such equivalent value is maintained. The Fund will enter into reverse repurchase agreements only with counterparties determined to be creditworthy by LBGAM.

 Loans of Portfolio Securities. The Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. There is no investment restriction on the amount of securities that may be loaned. The Fund may not lend its portfolio securities to Lehman Brothers or its affiliates without specific authorization from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities which are consistent with its permitted investments, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or Lehman Brothers, and which is acting as a "finder." With respect to loans by the Fund of its portfolio securities, the Fund would continue to accrue interest on loaned securities and would also earn income on loans. Any cash collateral received by the Fund in connection with such loans would be invested in securities in which the Fund is permitted to invest.

 When-Issued and Delayed Delivery Securities. As stated in the Prospectus, the Fund may purchase securities on a "when-issued" or "delayed delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price). When the Fund agrees to purchase when-issued or delayed delivery securities, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed delivery transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. The Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

 Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.

	The SEC has adopted Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund's Investment Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and institutional municipal securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

	LBGAM will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Directors. In reaching liquidity decisions with respect to Rule 144A securities, LBGAM will consider, among others, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for a Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

	The Appendix to this Statement of Additional
Information contains a description of the relevant rating symbols used by nationally recognized rating agencies for obligations that may be purchased by the Fund.

Additional Information Regarding Derivatives

	As described in the Prospectus under "Investment Objective and Policies - Other Investments and Investment Practices - Hedging and Derivatives", the Fund is authorized to use a variety of investment strategies to hedge broad or specific market movements or, with respect to certain strategies, to seek to increase the Fund's income or gain.
A detailed discussion of Derivatives (as defined in the Fund's Prospectus) that may be used by LBGAM on behalf of the Fund follows below. The Fund is not obligated, however, to use any Derivatives and makes no representation as to the availability of these techniques at this time or at any time in the future.

	The Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable regulations of the Commodity Futures
Trading Commission ("CFTC") thereunder and the federal income tax requirements applicable to regulated investment companies which are not operated as commodity pools.

 General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special
Accounts."

	A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. The Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial futures contract, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

	OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

	The Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
(1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange,
(3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or
(6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

	The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

	OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are determined by negotiation of the parties. It is anticipated that the Fund will only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

	Unless the parties provide for it, no central clearing or guarantee function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, LBGAM must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that LBGAM deems to be creditworthy.
In the absence of a change in the current position of the staff of the SEC, OTC options purchased by the Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

	If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the sale of put options can also provide Fund gains.

	The Fund may purchase and sell call options on securities that are traded on U.S. securities exchanges and in the OTC markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund will expose the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold.

	The Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the Fund's investment objective and the restrictions set forth herein.

	The Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices and futures contracts.
The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

 General Characteristics of Futures Contracts and Options on Futures Contracts. The Fund may trade financial futures contracts or purchase or sell put and call options on those contracts as a hedge against anticipated market changes, and for risk management purposes, or the Fund may seek to increase the Fund's income or gain. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

	The Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

	The Fund will not enter into a futures contract or option thereon if, immediately thereafter, the sum of the amount of its initial margin and premiums required to maintain permissible non-bona fide hedging positions in futures contracts and options thereon would exceed 5% of the current fair market value of the Fund's net assets; however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund's securities. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

 Options on Securities Indices and Other Financial
Indices. The Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

 Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and any combination of futures and options, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of LBGAM, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on LBGAM's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund management objective.

 Swaps, Caps, Floors and Collars. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to factors such as security prices. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if LBGAM determines it is consistent with the Fund's investment objective and policies.

	The Fund may enter into equity swaps, the purchase or sale of related caps, floors and collars and other similar arrangements. The Fund will enter into these transactions primarily to protect against any increase in the price of securities the Fund anticipates purchasing or selling at a later date. The Fund will use these transactions for non-speculative purposes and will not sell caps or floors if it does not own securities or other instruments providing the income the Fund may be obligated to pay. An equity swap is an agreement to exchange cash flows on a notional principal amount based on changes in the values of the reference index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of values.

	The Fund will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, collars and other similar types of instruments are entered into for good faith hedging or other non- speculative purposes, they do not constitute senior securities under the 1940 Act, and, thus, will not be treated as being subject to the Fund's borrowing restrictions. The Fund will not enter into any swap, cap, floor, collar or other similar type of transaction unless LBGAM deems the Counterparty to be creditworthy. If a Counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps. Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

	The most significant factor in the performance of swap agreements is the change in the specific factors that determine the amounts of payments due to and from the Fund.
If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the Counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

	The liquidity of swap agreements will be determined by LBGAM based on various factors, including: (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the 15% restriction on investments in securities that are illiquid.

	The Fund will maintain cash and appropriate liquid assets (i.e., high grade debt securities) in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

 Risk Factors. Derivatives have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent LBGAM's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the Fund to hold a security it might otherwise sell.

	The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses. Although the Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Fund that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium.

	Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

 Use of Segregated and Other Special Accounts. Use of many Derivatives by the Fund will require, among other things, that the Fund segregate cash, liquid high grade debt obligations or other assets with its Custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the Custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid high grade debt obligations equal to the exercise price.

	OTC options entered into by the Fund, including those on securities, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

	In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its Custodian, or designated sub-custodian, an amount of cash or liquid high grade debt obligations having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

	Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Investment Limitations

	The Prospectus summarizes certain investment limitations that may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined below under "Additional Information Concerning Fund Shares"). Investment limitations numbered 1 through 7 may not be changed without such vote of shareholders; investment limitations 8 through 12 may be changed by a vote of the Company's Board of Directors at any time.

		 1.	The Fund may not purchase the securities
of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

		 2.	The Fund may not borrow money, except
(a) from banks or by entering into reverse repurchase agreements, in aggregate amounts not exceeding 331/3% of the value of its total assets at the time of such borrowing and
(b) in amounts not exceeding 5% of the value of its total assets at the time of such borrowing for temporary or emergency purposes (including for clearance of securities transactions or payment of redemptions or dividends). For purposes of the foregoing investment limitation, the term "total assets" shall be calculated after giving effect to the net proceeds of any borrowings and reduced by any liabilities and indebtedness other than such borrowings.

		 3.	The Fund may not purchase any securities
which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to investments in U.S.
Government securities.

		 4.	The Fund may not make loans, except that
it may purchase or hold debt instruments in accordance with its investment objectives and policies, and may enter into repurchase agreements with respect to portfolio securities.

		 5.	The Fund may not act as an underwriter of
securities, except insofar as it may be deemed an underwriter under applicable securities laws in selling portfolio securities.

		 6.	The Fund may not purchase or sell real
estate or real estate limited partnerships, provided that it may purchase securities of issuers which invest in real estate or interests therein.

		 7.	The Fund may not purchase or sell
commodities contracts except in connection with Derivatives, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

		 8.	The Fund may not knowingly invest more
than 15% of the value of its net assets in securities that may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

		 9.	The Fund may not purchase securities on
margin, make short sales of securities or maintain a short position, except that the Fund may make short sales against the box and except in connection with Derivatives.

		10.	The Fund may not write or sell puts,
calls, straddles, spreads or combinations thereof except in connection with Derivatives.

		11.	The Fund may not invest in securities if
as a result the Fund would then have more than 5% of its total assets in securities of companies (including predecessors) with less than three years of continuous operation, except that this restriction will not apply to U.S. Government securities.

		12.	The Fund may not purchase securities of
other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

	In order to permit the sale of Fund shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations above. Should the Fund determine that any such commitments are no longer in its best interest, it will revoke the commitment by terminating sales of its shares in the state involved.




ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

	Information on how to purchase and redeem the Fund's shares is included in the Prospectus. The issuance of shares is recorded on the Fund's books, and certificates for Fund shares are not issued unless expressly requested in writing to the Fund's Transfer Agent. Certificates are not issued for fractional shares.

	Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.) The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, the Fund may make payment wholly or partly in readily marketable securities or other property, valued in the same way as the Fund determines net asset value. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

EXCHANGE PRIVILEGE

	Shareholders may exchange all or part of their Fund shares for shares of certain other funds in the Lehman Brothers Group of Funds, as indicated in the Prospectus, to the extent such shares are offered for sale in the shareholder's state of residence. Exchanges of Fund shares for shares of the Lehman Brothers Daily Income Fund or the Lehman Brothers Municipal Income Fund can only be made for CDSC Shares of such funds. There currently is no charge for this service, and exchanges are made on the basis of relative net asset value per share at the time of exchange. Shares of the Fund exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the Fund shares being exchanged were purchased.

	The exchange privilege enables shareholders of the Fund to acquire shares in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is to be made. Prospectuses for these funds may be obtained in the manner indicated in the Fund's Prospectus.

	Exercise of the exchange privilege is treated as a sale and repurchase for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The price of the shares of the fund into which shares are exchanged will be the new cost basis for tax purposes.

	Upon receipt of proper instructions and all necessary supporting documents, Fund shares submitted for exchange are redeemed at the then-current net asset value and the proceeds immediately invested in shares of the fund being acquired subject to any applicable CDSC. Lehman Brothers reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders.

VALUATION OF SHARES

	The Prospectus discusses the time at which the net asset value of the Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.

	Securities traded on an exchange will be valued on the basis of the last sale price on the principal market on which such securities are traded, on the date on which the valuation is made or, in the absence of sales in such market, at the mean between the closing bid and asked prices. Securities traded only on over-the-counter markets are valued on the basis of the closing over-the-counter sales prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's
Board of Directors.

MANAGEMENT OF THE FUND

Directors and Officers

	The Company's directors and executive officers, their addresses, principal occupations during the past five years and other affiliations are as follows:
















Name and
Address


Posi
tion
with
the
Comp
any
Prin
cipa
l
Occu
pati
on
Duri
ng
Past
5
Year
s
and
Othe
r
Affi
liat
ions





James A.
Carbone (1)
  Lehman
Brothers
Global Asset

Management,
Inc.
  3 World
Financial
Center, 10th
Floor
  New York,
New York
10285
Age:  43
Chai
rman
of
the
Boar
d
 and
Dire
ctor
Dire
ctor
,
Lehm
an
Brot
hers
Glob
al
Asse
t
Mana
geme
nt
K.K.
;
Mana
ging
Dire
ctor
,
Lehm
an
Brot
hers
Inc.
;
form
erly
Bran
ch
Mana
ger,
Lehm
an
Brot
hers
Japa
n
Inc.
;
form
erly
Chai
rman
,
Lehm
an
Brot
hers
Asia
Hold
ings
Limi
ted;
and
form
erly
Mana
ger
--
Debt
Synd
icat
e,
Orig
inat
ion
&
Corp
orat
e
Bond
s,
Lehm
an
Brot
hers
Inc.





Burt N.
Dorsett(2)(3
)
  Dorsett
McCabe
Capital

Management,
Inc.
  540
Madison
Avenue - 7th
Floor
  New York,
New York
10022
Age:  64
Dire
ctor
Mana
ging
Part
ner,
Dors
ett
McCa
be
Capi
tal
Mana
geme
nt,
Inc.
, an
inve
stme
nt
coun
seli
ng
firm
;
Dire
ctor
,
Rese
arch
Corp
orat
ion
Tech
nolo
gies
, a
non-
prof
it
pate
nt-
clea
ring
and
lice
nsin
g
firm
;
form
erly
Pres
iden
t,
West
ingh
ouse
Pens
ion
Inve
stme
nts
Corp
orat
ion;
form
erly
Exec
utiv
e
Vice
Pres
iden
t
and
Trus
tee,
Coll
ege
Reti
reme
nt
Equi
ties
Fund
,
Inc.
, a
vari
able
annu
ity
fund
;
and
form
erly
Inve
stme
nt
Offi
cer,
Univ
ersi
ty
of
Roch
este
r.





Kathleen C.
Holmes(2)(3)
  26 Murray
Hill Square
  New
Providence,
New Jersey
07974
Age:  47

Dire
ctor
Mana
ging
Dire
ctor
,
Whar
ton
Scho
ol
Fina
ncia
l
Inst
itut
ions
Cent
er,
Univ
ersi
ty
of
Penn
sylv
ania
;
Seni
or
Part
ner
and
Mana
geme
nt
Cons
ulta
nt,
Fura
sh &
Comp
any.





John N.
Hatsopoulos(
2)(3)
  Thermo
Electron
Corp.
  81 Wyman
Street
  Waltham,
Massachusett
s  02254
Age:  61
Dire
ctor
Exec
utiv
e
Vice
Pres
iden
t
and
Chie
f
Fina
ncia
l
Offi
cer,
Ther
mo
Elec
tron
Corp
 .







Name and
Address


Posi
tion
with
the
Comp
any
Prin
cipa
l
Occu
pati
on
Duri
ng
Past
5
Year
s
and
Othe
r
Affi
liat
ions





Andrew D.
Gordon
  3 World
Financial
Center
  New York,
New York
10285
Age:  41
Pres
iden
t
Mana
ging
Dire
ctor
,
Lehm
an
Brot
hers
 .





John M.
Winters
  3 World
Financial
Center
  New York,
New York
10285
Age:  46
Vice
Pres
iden
t &
Inve
stme
nt
Offi
cer
Seni
or
Vice
Pres
iden
t
and
Seni
or
Mone
y
Mark
et
Port
foli
o
Mana
ger,
Lehm
an
Brot
hers
Glob
al
Asse
t
Mana
geme
nt,
Inc.
;
form
erly
Prod
uct
Mana
ger
with
Lehm
an
Brot
hers
Capi
tal
Mark
ets
Grou
p.





Nicholas
Rabiecki,
III
  3 World
Financial
Center
  New York,
New York
10285
Age:  37
Vice
Pres
iden
t &
Inve
stme
nt
Offi
cer
Vice
Pres
iden
t
and
Seni
or
Port
foli
o
Mana
ger,
Lehm
an
Brot
hers
Glob
al
Asse
t
Mana
geme
nt,
Inc.
;
form
erly
Seni
or
Fixe
d
Inco
me
Port
foli
o
Mana
ger
with
Chas
e
Priv
ate
Bank
ing.





Michael C.
Kardok
  53 State
Street
  Boston,
Massachusett
s  02109
Age:  35
Trea
sure
r
Vice
Pres
iden
t,
Firs
t
Data
Inve
stor
Serv
ices
Grou
p,
Inc.
;
form
erly
Vice
Pres
iden
t,
The
Bost
on
Comp
any.





Patricia L.
Bickimer
  53 State
Street
  Boston,
Massachusett
s  02109
Age:  42
Secr
etar
y
Vice
Pres
iden
t
and
Asso
ciat
e
Gene
ral
Coun
sel,
Firs
t
Data
Inve
stor
Serv
ices
Grou
p,
Inc.
;
form
erly
Vice
Pres
iden
t
and
Asso
ciat
e
Gene
ral
Coun
sel,
The
Bost
on
Comp
any
Advi
sors
,
Inc.

__________

1.	Director considered by the Company to be an
"interested person" of the Company as defined in the 1940
Act.
2.	Audit Committee Member.
3.	Nominating Committee Member.

	Three directors of the Company, Messrs. Carbone and Dorsett and Ms. Holmes, serve as directors or trustees of other investment companies for which Lehman Brothers, LBGAM or one of their affiliates serves as Distributor or Investment Adviser.

	No employee of Lehman Brothers, LBGAM or First Data Investor Services Group, Inc. ("First Data," formerly known as The Shareholder Services Group, Inc.) receives any compensation from the Company for acting as an officer or director of the Company. The Company pays each director who is not a director, officer or employee of Lehman Brothers, LBGAM or First Data or any of their affiliates, a fee of $20,000 per annum plus $500 per meeting attended and reimburses them for travel and out-of-pocket expenses. As of November 6, 1995, directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Fund.

	By virtue of the responsibilities assumed by Lehman
Brothers, LBGAM, First Data and their affiliates under their respective agreements with the Company, the Company itself requires no employees in addition to its officers.

	The following table sets forth certain information regarding the compensation of the Company's directors during the fiscal year ended July 31, 1995. No executive officer or person affiliated with the Company received compensation from the Company during the fiscal year ended July 31, 1995 in excess of $60,000. For purposes of this table, "Fund Complex" means regulated investment companies, including the Company, which have common or affiliated investment advisers.


COMPENSATION TABLE



N
a
m
e

o
f

P
e
r
s
o
n

a
n
d

P
o
s
i
t
i
o
n


A
g
g
r
e
g
a
t
e

C
o
m
p
e
n
s
a
t
i
o
n

f
r
o
m

t
h
e

C
o
m
p
a
n
y


P
e
n
s
i
o
n

o
r

R
e
t
i
r
e
m
e
n
t

B
e
n
e
f
i
t
s

A
c
c
r
u
e
d

a
s

P
a
r
t

o
f

C
o
m
p
a
n
y

E
x
p
e
n
s
e
s



E
s
t
i
m
a
t
e
d

A
n
n
u
a
l

B
e
n
e
f
i
t
s

U
p
o
n

R
e
t
i
r
e
m
e
n
t

T
o
t
a
l

C
o
m
p
e
n
s
a
t
i
o
n

F
r
o
m

t
h
e

C
o
m
p
a
n
y

a
n
d

F
u
n
d

C
o
m
p
l
e
x

P
a
i
d

t
o

D
i
r
e
c
t
o
r
s
*








J
a
m
e
s

A
 .

C
a
r
b
o
n
e
,

C
h
a
i
r
m
a
n

o
f

t
h
e

B
o
a
r
d

0

0

N
/
A

$
0

(
2
)








B
u
r
t

N
 .

D
o
r
s
e
t
t
,

D
i
r
e
c
t
o
r

$
2
2
,
0
0
0
 .
0
0

0

N
/
A

$
4
7
,
0
0
0
 .
0
0

(
2
)








K
a
t
h
l
e
e
n

C
 .

H
o
l
m
e
s
,

D
i
r
e
c
t
o
r

$
2
3
,
1
1
6
 .
7
5
*
*

0

N
/
A

$
3
4
,
2
0
8
 .
2
5
*
*

(
2
)








J
o
h
n

N
 .

H
a
t
s
o
p
o
u
l
o
s
,

D
i
r
e
c
t
o
r

$
2
2
,
0
0
0
 .
0
0

0

N
/
A

$
2
2
,
0
0
0
 .
0
0

(
1
)



_____________
* Represents the total compensation paid to such persons by all investment companies (including the Company) from which such person received compensation during the fiscal year ended July 31, 1995 that are considered part of the same "fund complex" as the Company. The parenthetical number represents the number of such investment companies, including the Company.

** Includes $1,208.25 for reimbursement of out-of-pocket expenses.

Investment Adviser

	LBGAM serves as Investment Adviser to the Fund pursuant to a written advisory agreement approved by the Company's Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company or LBGAM, on May 11, 1995. The services provided by LBGAM under its advisory agreement and the fees paid to LBGAM are described in the Prospectus under "Management of the Fund." LBGAM bears all expenses in connection with the performance of its services and pays the salaries of all officers or employees who are employed by both it and the Company. Unless sooner terminated, the advisory agreement will continue in effect until August 6, 1996 and from year to year thereafter if such continuance is approved at least annually by the Company's Board of Directors or by a vote of a majority (as defined under "Additional Information Concerning Fund Shares") of the outstanding shares of the Fund and, in either case, by a majority of the directors who are not parties to such agreement or "interested persons" of any party by votes cast in person at a meeting called for such purpose. The advisory agreement is terminable by the Company or LBGAM on 60 days' written notice, and will terminate immediately in the event of its assignment.

	As compensation for investment advisory services rendered, LBGAM is entitled to receive from the Fund a fee computed daily and paid monthly at the annual rate of 0.75% of the value of the Fund's average daily net assets. For the fiscal period ended July 31, 1994 and the fiscal year ended July 31, 1995, LBGAM was entitled to receive advisory fees of $25,460 and $248,738, respectively. Waivers by the Investment Adviser of advisory fees and reimbursement by the Investment Adviser of expenses to maintain the Fund's operating expense ratios at certain levels totalled $25,460 and $11,440, respectively, for the fiscal period ended July 31, 1994, and totalled $94,900 and $0, respectively, for the fiscal year ended July 31, 1995. In order to maintain competitive expense ratios, the Investment Adviser has agreed to voluntary fee waivers and expense reimbursements for the Fund if total operating expenses exceed certain levels, which policy would not be changed without 60-days prior notice to shareholders. See "Background and Expense Information" in the Fund's Prospectus.

Administrator

	First Data serves as the Fund's administrator pursuant to a written agreement dated August 2, 1993 (the "Administration Agreement") between the Company and The
Boston Company Advisors, Inc. ("Boston Advisors"), which was assigned by Boston Advisors to First Data on May 6, 1994. As the Fund's Administrator, First Data has agreed to provide the following services: (i) assist generally in supervising the Fund's operations, providing and supervising the operation of an automated data processing system to process purchase and redemption orders, providing information concerning the Fund to its shareholders of record, handling shareholder problems, supervising the services of employees whose principal responsibility and function is to preserve and strengthen shareholder relations; (ii) prepare reports to the Fund's shareholders and prepare tax returns and reports to and filings with the SEC; (iii) compute the net asset value per share of the Fund; (iv) provide the services of certain persons who may be elected as directors or appointed as officers of the Company by the Board of Directors; and (v) maintain the registration or qualification of the Fund's shares for sale under state securities laws.

	As compensation for administrative services rendered, First Data is entitled to receive from the Fund a fee computed daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the fiscal period ended July 31, 1994 and the fiscal year ended July 31, 1995, First Data was entitled to receive administrative fees in the amount of $6,790 and $66,330, respectively. Waivers by the Administrator of administration fees and reimbursement by the Administrator of expenses to maintain the Fund's operating expense ratios at certain levels totalled $6,790 and $3,051, respectively, for the fiscal period ended July 31, 1994, and totalled $25,307 and $0, respectively, for the fiscal year ended July 31, 1995.
In order to maintain competitive expense ratios, First Data has agreed to voluntary fee waivers and expense reimbursements for the Fund if total operating expenses exceed 2.10% of the Fund's average net assets, which policy would not be changed without 60-days prior notice to shareholders. See "Background and Expense Information" in the Fund's Prospectus.

Distributor

	Lehman Brothers acts as Distributor of the Fund's shares. Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). As of September 30, 1995, FMR Corp. beneficially owned approximately 12.4% and Nippon Life Insurance Company beneficially owned approximately 8.7% of the outstanding voting securities of Holdings. The Fund's shares are sold on a continuous basis by Lehman Brothers as agent, although Lehman Brothers is not obliged to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Fund (excluding preparation and printing expenses necessary for the continued registration of the Fund's shares) and of preparing, printing and distributing all sales literature. For the fiscal period from May 20, 1994 (commencement of operations) to July 31, 1994 and the fiscal year ended July 31, 1995, Lehman Brothers received $908 and $119,088, respectively, in CDSCs on redemptions of the Fund's shares.

	Lehman Brothers forwards investors' funds for the purchase of shares three business days after placement of purchase orders (the "Settlement Date"). When payment is made by the investor before the Settlement Date unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Lehman Brothers may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to the Settlement Date such as an investment in a money market fund in the Lehman Brothers Group of Funds. If the investor instructs Lehman Brothers to invest the funds in a money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Lehman Brothers which serve the funds in an investment advisory capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Company's Board of Directors has been advised of the benefits to Lehman Brothers resulting from delayed settlement procedures and will take such benefits into consideration when reviewing the advisory and distribution agreements for continuance.

	Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board of Directors has adopted a services and distribution plan with respect to the Fund pursuant to Rule 12b-1 (the "Plan"). The Board of Directors has determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. Under the Plan, the Fund has agreed to pay Lehman Brothers a service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the value of the Fund's average daily net assets, and a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets. The service fee is used by Lehman Brothers to pay Investment Representatives or Introducing Brokers for servicing shareholder accounts. The distribution fee is paid to Lehman Brothers for advertising, marketing and distributing Fund shares. For the fiscal period from May 20, 1994 to July 31, 1994 and the fiscal year ended July 31, 1995, the Fund incurred distribution fees of $25,460 and $248,738, respectively. For the same periods, the Fund incurred service fees of $8,487 and $82,913, respectively.

	A quarterly report of the amounts expended with respect to the Fund under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. In addition, the Plan provides that it may not be amended with respect to the Fund to increase materially the costs which may be borne for distribution pursuant to the Plan without the approval of shareholders of the Fund, and that other material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plan or any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and any related agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to the Fund at any time by vote of a majority of the Directors who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any related agreement or by vote of a majority of the shares of the Fund.

Custodian and Transfer Agent

	Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly owned subsidiary of Mellon Bank Corporation, is located at One Boston Place, Boston, Massachusetts 02108, and serves as the Company's Custodian pursuant to a custody agreement. Under the custody agreement, Boston Safe holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, Boston Safe receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The assets of the Company are held under bank custodianship in compliance with the 1940 Act.

	First Data, a subsidiary of First Data Corporation, is located at 53 State Street, Boston, Massachusetts 02019, and serves as the Company's Transfer Agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Company, handles certain communications between shareholders and the Company, distributes dividends and distributions payable by the Company and produces statements with respect to account activity for the Company and its shareholders. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Company during the month and is reimbursed for out-of-pocket expenses.


Principal Holders

	At November 6, 1995, the principal holder of CDSC Shares of the Fund was Lehman Brothers, which held of record 49.6% of the outstanding shares. Lehman Brothers has indicated that it holds shares on behalf of various accounts and not as a beneficial owner. To the extent that any investor is the beneficial owner of more than 25% of the outstanding shares of a Fund, such investor may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

Expenses

	The Fund's expenses include taxes, interest, fees and salaries of the Company's trustees and officers who are not directors, officers or employees of the Company's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. LBGAM and First Data have agreed that if, in any fiscal year, the expenses borne by the Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, they will reimburse the Fund for any excess to the extent required by such regulations in the same proportion that each of their fees bears to the Fund's aggregate fees for investment advice and administrative services. Unless otherwise required by law, such reimbursement would be accrued and paid on the same basis that the advisory and administration fees are accrued and paid by the Fund. To the Fund's knowledge, of the expense limitations in effect on the date of this Statement of Additional Information, none is more restrictive than two and one-half percent (2%) of the first $30 million of the Fund's average annual net assets, two percent (2%) of the next $70 million of the average annual net assets and one and one-half percent (1%) of the remaining average annual net assets.

ADDITIONAL INFORMATION CONCERNING TAXES

	The following discussion is only a brief summary of certain additional tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state and local tax concerns, and the discussion set forth here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific questions relating to federal, state or local taxes.

In General

	The Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended and to continue to so qualify. Qualification as a RIC requires, among other things, that the Fund: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following held for less than three months: (i) stocks or securities, (ii) options, futures, or forward contracts, or (iii) foreign currencies (or foreign currency options, futures or forward contracts) that are not directly related to its principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "30% limitation"); and (c) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities with such other securities limited, in respect of any issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

	Investors should consider the tax implications of buying shares just prior to a distribution. Although the price of shares purchased at the time may reflect the amount of the forthcoming distribution, those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

	Gain or loss, if any, on the sale or other disposition of shares of the Fund will generally result in capital gain or loss to shareholders. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share, or shall be disallowed to the extent of any exempt-interest dividend. Currently, the maximum federal income tax rate imposed on individuals with respect to net realized long-term capital gains is limited to 28%, whereas the maximum federal income tax rate imposed on individuals with respect to net realized short-term capital gains (which are taxed at the same rates as ordinary income) is 39.6%.

	A 4% non-deductible excise tax is imposed on RICs that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

	If for any taxable year the Fund does not qualify for tax treatment as a RIC, all of the Fund's taxable income will be subject to tax at regular corporate rates without any deduction for distributions to Fund shareholders. In such event, dividend distributions to shareholders would be taxable as ordinary income to the extent of the Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

	The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to its shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue
Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

	The Fund's net long-term capital gains will be distributed at least annually. The Fund will generally have no tax liability with respect to such gains, and the distributions, whether paid in cash or reinvested in additional shares, will be taxable to the Fund's shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Such distributions will be designated as a capital gain dividend in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

	Investment company taxable income earned by the Fund will be distributed to its shareholders. In general, the Fund's investment company taxable income will be its taxable income (for example, any short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund will be taxed on any undistributed investment company taxable income of the Fund. To the extent such income is distributed by the Fund, it will be taxable to the Fund's shareholders as ordinary income, whether paid in cash or reinvested in additional shares.

PERFORMANCE DATA

	From time to time, the Fund may quote total return in advertisements or in reports and other communications to shareholders and compare its total return to that of other funds or accounts with similar objectives and to relevant indices.

Average Annual Total Return

	The Fund's "average annual total return" figures, as described in the Prospectus, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n	= ERV

Where:	P	=		a hypothetical initial payment
of $1,000.
	T	=		average annual total return.
	n	=		number of years.
	ERV	=		Ending Redeemable Value of a
hypothetical $1,000 investment made at the 	beginning of
a 1-, 5-, or 10- period at the end of the 1-, 5-, or 10-year
period 	(or fractional portion thereof), assuming
reinvestment of all dividends and 	distributions.

	The following average annual total return figures calculated in accordance with the above formula assume that the maximum 2% CDSC has been deducted from the hypothetical
$1,000 initial investment:

	35.27% for the fiscal year ended July 31, 1995; and

	26.58% for the period from the Fund's commencement of
operations on May 20, 1994 through July 	31, 1995.

Aggregate Total Return

	The Fund's aggregate total return figures, as described in the Prospectus, represent the cumulative change in the value of an investment in the Fund for the specified period and are computed according to the following formula:

AGGREGATE TOTAL RETURN = 		ERV-P
						P

Where:	P	=		a hypothetical initial payment
of $10,000.
	ERV	=		Ending Redeemable Value of a
hypothetical $10,000 investment made at the
			beginning of a 1-, 5-, or 10- year period
(or fractional portion thereof) at the end
	of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming
	reinvestment of all dividends and distributions.

The Fund's aggregate total return was as follows for the periods indicated:

	37.27% for the fiscal year ended July 31, 1995; and

	33.57% for the period from the Fund's commencement of
operations on May 20, 1994 through 	July 31, 1995.

	These aggregate total return figures do not assume that the maximum 2% CDSC has been deducted from the investment at the time of purchase. If the maximum CDSC had been deducted at the time of purchase, the Fund's aggregate total return for the same periods would have been 35.27% and 32.57%, respectively.

	The Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the performance of Fund shares for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in Fund shares with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the nature, quality and maturity of the respective investment companies' portfolio securities and market conditions.


The Fund may also include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that more accurately compares the Fund's performance with other measures of investment return than the total return calculated as described above. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund will not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

	In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, and the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein.

ADDITIONAL INFORMATION CONCERNING FUND SHARES

	As used in this Statement of Additional Information and the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (1) 67% of the Fund's shares represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

	The By-Laws of the Company provide that the Company shall not be required to hold an annual meeting of shareholders in any year in which the election of directors to the Company's Board of Directors is not required to be acted upon under the 1940 Act. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

	Each share of the Fund is entitled to such dividends and distributions out of the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors. In determining the Fund's net asset value, assets belonging to the Fund are credited with a proportionate share of any general assets of the Company not belonging to a particular fund of the Company and are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative net asset values of the respective funds of the Company at the time of allocation.

	In the event of the liquidation or dissolution of the Company, shares of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Fund, of any general assets not attributable to a fund of the Company, that are available for distribution. Shareholders are not entitled to any preemptive rights.

	Subject to the provisions of the Company's Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities and the allocable portion of any general assets of the Company, with respect to the Fund are conclusive.




COUNSEL

	Simpson Thacher & Bartlett (a partnership which includes professional corporations), 425 Lexington Avenue, New York, New York 10017-3954, serves as counsel to the Company.

AUDITORS

	The statement of assets and liabilities of the Fund dated July 31, 1995 which is incorporated by reference in this Statement of Additional Information has been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Company's annual report, and has been included herein in reliance upon the report of said firm given on their authority as experts in accounting and auditing. Ernst & Young LLP has offices at 200 Clarendon Street, Boston, Massachusetts 02116-5072.

FINANCIAL STATEMENTS

	The Company's annual report for the fiscal year ended July 31, 1995, which contains audited financial statements of the Fund for the fiscal year ended July 31, 1995, is incorporated into this Statement of Additional Information by reference in its entirety.


APPENDIX A
DESCRIPTION OF RATINGS

A description of the rating policies of Moody's and S&P with respect to bonds and commercial paper appears below.

Moody's Investors Service's Corporate Bond Ratings

	Aaa - Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A - Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies numerical modifiers "1", "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group Corporate Bond Ratings

	AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

	AA - Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

	A - Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

	BB-B-CCC-CC-C - Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	CI - Bonds rated "CI" are income bonds on which no interest is being paid.

	D - Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

	The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service's Commercial Paper Ratings

	Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well- established access to a range of financial markets and assured sources of alternate liquidity.

	Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

	Prime-3 - Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

	Not Prime - Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

	A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

	A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

	B - Issues rated "B" are regarded as having only speculative capacity for timely payment.

	C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

	D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

- 27 -

LEHMAN\RETAIL\SLTGRSA5.DOC



F-6



PART C.  OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements:

			Included in Part A:

				   Financial Highlights

			Included in Part B:

   The Registrant's Annual Report for the fiscal year ended
July 31, 1995 and the Report of Independent Auditors dated
September 1, 1995 are incorporated by reference to the Definitive 30b-2 filed on October 16, 1995 as Accession
#0000927405-95-000093

	Included in Part C:

		   Consent of Independent Auditors


	(b)	Exhibits:

	Exhibit
	Number					Description

1
(
a
)

-
-

Registrant's Amended
Articles of Incorporation
and Certificate of
Correction of Amended
Articles of Incorporation
are incorporated by
reference to Exhibit 1(a)
of Post-Effective
Amendment No. 2, filed
January 14, 1994 ("Post-
Effective Amendment No.
2") to the Registrant's
Registration Statement on
Form N-1A, filed May 6,
1993, Registration Nos.
33-62312 and 811-7706
(the "Registration
Statement").





1
(
b
)

-
-

Articles Supplementary to
Registrant's Articles of
Incorporation dated March
15, 1994 is incorporated
by reference to Exhibit
1(b) of Post-Effective
Amendment No. 3, filed
September 8, 1994 ("Post-
Effective Amendment No.
3").





1
(
c
)

-
-

Articles Supplementary to
Registrant's Articles of
Incorporation, dated July
27, 1994, is incorporated
by reference to Exhibit
1(c) of Post-Effective
Amendment No. 3.










1
(
d
)

-
-

Articles Supplementary to
Registrant's Articles of
Incorporation with
respect to Lehman
Brothers International
Bond Fund, Lehman
Brothers Global Emerging
Markets Equity Fund,
Lehman Brothers Global
Emerging Markets Bond
Fund, Lehman Brothers
Large Capitalization U.S.
Equity Fund, Lehman
Brothers International
Equity Fund, Lehman
Brothers Municipal Bond
Fund, Lehman Brothers New
York Municipal Bond Fund,
Lehman Brothers High-
Grade Fixed Income Fund
and Lehman Brothers New
York Municipal Money
Market Fund are filed
herein.





2

-
-

Registrant's By-Laws are
incorporated by reference
to Exhibit 2 of Pre-
Effective Amendment No.
1, filed July 22, 1993
("Pre-Effective Amendment
No. 1") to the
Registration Statement.





3

-
-

Not Applicable.





4

-
-

    Not Applicable.





5
(
a
)

-
-

Executed Investment
Advisory Agreements
between Registrant and
Lehman Brothers Global
Asset Management
Inc.("LBGAM Inc.")
relating to Lehman
Brothers Daily Income
Fund and Lehman Brothers
Municipal Income Fund
   are incorporated by
reference to Exhibit 5(a)
of Post-Effective
Amendment No. 10.





5
(
b
)

-
-

Executed Investment
Advisory Agreement
between Registrant and
LBGAM Inc. relating to
Lehman Selected Growth
Stock Portfolio    is
incorporated by reference
to Exhibit 5(b) of Post-
Effective Amendment No.
10.













<
R
>
5
(
c
)
<
/
R
>

-
-

Form of Research Service
Agreements between Lehman
Brothers Inc. and LBGAM
Ltd. is incorporated by
reference to Exhibit 10
of Post-Effective
Amendment No. 2.











5
(
d
)
<
/
R
>

-
-

Form of Investment
Advisory Agreement
between Registrant and
LBGAM Inc. relating to
Lehman Brothers New York
Municipal Money Market
Fund is incorporated by
reference to Exhibit 5(g)
of Post-Effective
Amendment No. 6.





6

-
-

Executed Distribution
Agreement between
Registrant and Lehman
Brothers Inc.

   is
incorporated by reference
to Exhibit 6 of Post-
Effective Amendment No.
10.





7

-
-

Not Applicable.





8
(
a
)

-
-

Executed Custody
Agreement between
Registrant and Boston
Safe Deposit and Trust
Company    is
incorporated by reference
to Exhibit 8(a) of Post-
Effective Amendment No.
10.





8
(
b
)

-
-

Executed Amendment to
Custody Agreement between
Registrant and Boston
Safe Deposit and Trust
Company    are
incorporated by reference
to Exhibit 8(b) of Post-
Effective Amendment No.
10.





8
(
c
)

-
-

Executed Administration
Agreement between
Registrant and The Boston
Company Advisors, Inc. as
assigned to The
Shareholder Services
Group, Inc.    are
incorporated by reference
to Exhibit 8(c) of Post-
Effective Amendment No.
10.





9
(
a
)

-
-

Executed Transfer Agency
and Registrar Agreement
between Registrant and
The Shareholder Services
Group, Inc.    is
incorporated by reference
to Exhibit 9(a) of Post-
Effective Amendment No.
10.





9
(
b
)

-
-

Executed Amendment to
Transfer Agency Agreement
between Registrant and
The Shareholder Services
Group, Inc.    are
incorporated by reference
to Exhibit 9(b) of Post-
Effective Amendment No.
10.














1
0

-
-

   Opinion and Consent of
Counsel with respect to
the registration of 24e-2
shares is filed
herein.





1
1

-
-

   Consent of independent
auditors is filed
herein.





1
2

-
-

Not Applicable.





1
3
(
a
)

-
-

Executed Share Purchase
Agreement between
Registrant and Lehman
Brothers Inc. relating to
Lehman Brothers Daily
Income Fund and Lehman
Brothers Municipal Income
Fund    is incorporated
by reference to Exhibit
13(a) of Post-Effective
Amendment No. 10.







1
3
(
b
)

-
-

Form of Share Purchase
Agreement between
Registrant and Lehman
Brothers Inc. relating to
the addition of Lehman
Selected Growth Stock
Portfolio, Lehman
Brothers Daily Income
Fund CDSC Shares and
Lehman Brothers Municipal
Income Fund CDSC Shares
is filed herein.







1
3
(
c
)

-
-

Form of Share Purchase
Agreement between
Registrant and Lehman
Brothers Inc. relating to
Global Clearing Shares is
filed herein.




1
3
(
d
)

-
-

Form of Share Purchase
Agreement between
Registrant and Lehman
Brothers Inc. relating to
the addition of Lehman
Brothers New York
Municipal Money Market
Fund Select Shares and
Global Clearing Shares is
filed herein.














1
4

-
-

Not Applicable.





1
5
(
a
)

-
-

Amended and Restated
Distribution Plan
relating to Lehman
Brothers Daily Income
Fund, Lehman Brothers
Municipal Income Fund and
Lehman Brothers New York
Municipal Money Market
Fund    is incorporated
by reference to Exhibit
15(a) of Post-Effective
Amendment No. 10.





1
5
(
b
)

-
-

Amended and Restated
Services and Distribution
Plan    is incorporated
by reference to Exhibit
15(b) of Post-Effective
Amendment No. 10.














1
6

-
-

Not Applicable.





1
7

-
-

   Financial Data
Schedules for the
Registrant's financial
statements dated July 31,
1995 are filed
herein.
















1
8


Multi-Class Plan adopted
by Registrant's Board of
Directors pursuant to
Rule 18f-3 under the
Investment Company Act of
1940, as amended, is
incorporated by reference
to Exhibit 4(b) of Post-
Effective Amendment No.
10.






Item 25.		Persons Controlled by or under Common
Control with Registrant
			None.

Item 26.		Number of Holders of Securities

Title of Class
Common Stock, par value
$.001 per share
Number of Holders as of September 25, 1995
FUND
Lehman Brothers Daily Income Fund			31,890
	(Select Shares)
Lehman Brothers Daily Income Fund			2
	(CDSC Shares)
Lehman Brothers Municipal Income Fund			3,500

	(Select Shares)
Lehman Brothers Municipal Income Fund		1
	(CDSC Shares)
Lehman Brothers Selected Growth Stock Portfolio		920

	(CDSC Shares)

Item 27.		Indemnification.

	Reference is made to Articles VII and VIII of Registrant's Amended Articles of Incorporation filed as
Exhibit 1(a) to Post-Effective Amendment No. 2 to the Registration Statement, Article V of Registrant's By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 1, and paragraph 4 of the Distribution Agreement filed as Exhibit 6 to Pre-Effective Amendment No. 1.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities of Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.		Business and Other Connections of
Investment Adviser.

	Lehman Brothers Global Asset Management Inc. ("LBGAM Inc."), which serves as investment adviser to Lehman Brothers Daily Income Fund, Lehman Brothers Municipal Income
Fund,    Lehman Selected Growth Stock Portfolio, and Lehman
Brothers New York Municipal Money Market Fund,     is a
wholly owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). LBGAM Inc. is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and serves as investment counsel for individuals with substantial capital, executors, trustees and institutions. It also serves as investment adviser or sub-investment adviser to several investment companies.

	The list required by this Item 28 of officers and directors of LBGAM Inc., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LBGAM Inc. pursuant to the Advisers Act (SEC File No. 801-42006).


Item 29.		Principal Underwriters.

	(a)	In addition to acting as distributor for the
shares of the Registrant's funds, Lehman Brothers Inc.("Lehman Brothers") acts as distributor for Lehman Brothers Institutional Funds Group Trust, The Latin American Bond Fund N.V., Mexican Short-Term Investment Portfolio N.V., The Mexican Appreciation Fund N.V., The Mexico Premium Income Portfolio N.V., ECU Fixed-Income Fund N.V., European Equity Investments N.V., Pacific Equity Investments N.V., Global Bond Investments N.V., U.S. Money Market Investments N.V., U.S. Appreciation Fund N.V., U.S. Government Securities Investments N.V., The Asian Dragon Portfolio N.V., Offshore Diversified Strategic Income Fund N.V., Lehman Brothers Series I Mortgage-Related Securities Portfolio N.V., TBC Enhanced Tactical Asset Allocation Portfolio N.V., U.S. Tactical Asset Allocation Portfolio N.V., Short-Term World Income Portfolio (Cayman), The Global Advisors Portfolio N.V., The Global Advisors Portfolio II
N.V.,        The Global Natural Resources Fund N.V. and
various series of unit investment trusts.

	(b)	Lehman Brothers is a wholly-owned subsidiary of
Holdings. The information required by this Item 29 with respect to each director, officer and partner of Lehman
Brothers is incorporated by reference to Schedule A of Form
BD filed by Lehman Brothers pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-12324).


	(c)	Not Applicable.

Item 30.		Location of Accounts and Records.

(1)	Lehman Brothers Funds, Inc.
	One Exchange Place
	53 State Street
	Boston, Massachusetts 02109

(2)	Lehman Brothers Global Asset Management Inc.
	3 World Financial Center
	New York, New York 10285



(3)	Boston Safe Deposit and Trust Company
	One Boston Place
	Boston, Massachusetts 02108

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	53 State Street
	Boston, Massachusetts 02109


Item 31.		Management Services.

			Not Applicable

Item 32.		Undertakings.

	The undersigned Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date the Registrant commences selling shares of
       Lehman Brothers New York Municipal Money Market Fund.

	The undersigned Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

	The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.



SIGNATURES

	   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 29th day of November, 1995.


	LEHMAN BROTHERS FUNDS, INC.
		Registrant

	By:/s/ Andrew D. Gordon
	   Andrew D. Gordon, President

	Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the
Registration Statement of Lehman Brothers Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.



	Signature	Title	Date


/s/ James A. Carbone	   Chairman of the Board
November 29, 1995
James A. Carbone	   and Director


/s/ Michael Kardok	   Treasurer and Chief	   November
29, 1995
Michael Kardok	   Financial Officer
	  (Principal Financial and Accounting Officer)


*                  			Director	   November
29, 1995
Burt N. Dorsett


*                  			Director	   November
29, 1995
John Hatsopoulos


*                   			Director	   November
29, 1995
Kathleen C. Holmes

*By:	/s/ Andrew Gordon
	Attorney-in-Fact






Exhibit Index


Exhibit
   No.  					Exhibit


   1(d)			Articles Supplementary to
Registrant's
				Articles of Incorporation

   10				Opinion and Consent of Counsel with
				respect to the registration of 24e-2
shares

   11				Consent of Independent Auditors

   13(b)			Form of Share Purchase Agreement

   13(c)			Form of Share Purchase Agreement

   13(d)			Form of Share Purchase Agreement

   17				Financial Data Schedules




LEHMAN\RETAIL\PEA'S\PEA#11\N1A95.DOC

lehman/retail/pea's/pea#9/N1A95.doc